UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21757
American Independence Funds Trust
(Exact name of registrant as specified in charter)
335 Madison Avenue, Mezzanine, New York, NY 10017
(Address of principal executive offices)	(Zip code)
Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code:	888-266-8787

Date of fiscal year end:	10/31/07

Date of reporting period:	07/31/07

Item 1. Schedule of Investments.

American Independence Funds	Schedule of Portfolio of Investments
Stock Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks (93.23%)
Consumer Discretionary (15.82%)
Abercrombie & Fitch Co.	9,325	$651,818
Altria Group, Inc.	51,100	3,396,617
Estee Lauder Cos., Inc.	6,500	292,630
Hershey Co.	17,000	783,700
Imperial Tobacco Group PLC - ADR	50,600	4,435,596
McDonald's Corp.	6,243	298,852
Meritage Homes Corp. (a)	23,752	463,164
Nike, Inc. Class B	5,413	305,564
Nordstrom, Inc.	6,500	309,270
Standard Pacific Corp.	35,041	518,957
The Stanley Works	48,100	2,661,373
Toll Brothers, Inc. (a)	24,376	534,566
UST, Inc.	41,100	2,200,905
Wynn Resorts Ltd.	6,107	589,692
		17,442,704
Consumer Staples (2.51%)
H.J. Heinz Co.	6,916	302,644
Kraft Foods, Inc. Class A	75,316	2,466,599
		2,769,243
Energy (19.54%)
BP Amoco PLC - ADR	19,100	1,325,540
Chevron Corp.	14,600	1,244,796
ConocoPhillips	54,746	4,425,667
Duke Energy Corp.	92,000	1,566,760
Edge Petroleum Corp. (a)	50,000	620,500
Entergy Corp.	38,700	3,868,452
Murphy Oil Corp.	12,000	744,480
Occidental Petroleum Corp.	74,300	4,214,296
Southern Co.	70,000	2,354,800
Spectra Energy Corp.	46,050	1,172,893
		21,538,184
Financial Services (23.41%)
Allstate Corp.	48,500	2,577,775
Bank of New York Mellon Corp.	0	17
BlackRock, Inc.	5,778	921,591
Chubb Corp. (The)	60,000	3,024,600
Countrywide Financial Corp.	42,128	1,186,746
First Mercury Financial Corp. (a)	11,300	223,514
Hartford Financial Services Group, Inc.	49,640	4,560,427
Hudson City Bancorp, Inc.	99,929	1,221,132
MB Financial, Inc.	20,000	637,600
Northern Trust Corp.	55,150	3,444,669
Piper Jaffray Co., Inc. (a)	8,637	413,885
Ryland Group, Inc. (The)	4,079	135,627
Sovereign Bancorp, Inc.	62,705	1,200,173
Wells Fargo & Co.	89,500	3,022,415
Zions Bancorp	43,476	3,241,136
		25,811,307
Health Care (4.97%)
Baxter International, Inc.	59,500	3,129,700
Wyeth	48,400	2,348,368
		5,478,068
Industrials (15.54%)
3M Co.	16,500	1,467,180
Anheuser-Busch Cos., Inc.	18,305	892,735
Boeing Company (The)	10,280	1,063,260
Burlington Northern Santa Fe Corp.	32,200	2,644,908
General Electric Co.	29,000	1,124,040
Honeywell International, Inc.	56,700	3,260,817
Illinois Tool Works, Inc.	67,900	3,737,895
Morgans Hotel Group Co. (a)	120,000	2,314,800
Toyota Motor Corp - Spon Adr	5,157	622,089
		17,127,724
Information Technology (3.26%)
Microsoft Corp.	124,022	3,595,398
		3,595,398
Materials (2.69%)
E.I. DuPont de Nemours & Co.	63,500	2,967,355
		2,967,355
Telecommunication Services (5.49%)
L-3 Communications Holdings, Inc.	16,600	1,619,496
Verizon Communications, Inc.	103,992	4,432,139
		6,051,635

Total Common Stocks (Cost $80,051,305)		102,781,618

Investment Companies (12.31%)
American Beacon Money Market Select Fund	13,577,596	13,577,596

Total Investments
(Cost $ 93,628,901) (b) — 105.54%		116,359,214

Liabilities in excess of other assets — (5.54)%		(6,111,883)

NET ASSETS — 100.00%		$110,247,331

(a)	Non-income Producing
(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio of Investments
Financial Services Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks (94.05%)
Consumer Discretionary (1.33%)
Meritage Homes Corp. (a)	459	$8,951
Standard Pacific Corp.	678	10,041
Toll Brothers, Inc. (a)	471	10,329
		29,321
Financial Services (92.72%)
Asset Management (1.04%)
Legg Mason, Inc.	256	23,040
		23,040
Banks (74.27%)
Bank of America Corp.	1,400	66,388
Banner Corp.	2,000	61,240
Cascade Bancorp	2,646	57,709
Centennial Bank Holdings, Inc. (a)	11,586	75,773
Chittenden Corp.	2,670	89,312
CoBiz Financial, Inc.	6,777	104,772
Commerce Bancorp, Inc.	1,031	34,487
Countrywide Financial Corp.	758	21,353
Discover Financial Services (a)	137	3,158
First Community Bancorp	2,063	103,604
First Indiana Corporation	3,680	115,368
Greenhill & Co., Inc.	250	14,500
Hudson City Bancorp, Inc.	3,801	46,448
MB Financial, Inc.	3,352	106,862
Northern Trust Corp.	2,148	134,164
People's United Financial, Inc.	1,418	22,858
Ryland Group, Inc. (The)	58	1,929
Sovereign Bancorp, Inc.	2,937	56,214
State Street Corp.	1,210	81,106
U.S. Bancorp	2,918	87,394
U.S.B. Holding Co., Inc.	7,000	168,420
Valley National Bancorp	200	4,234
Wells Fargo & Co.	3,438	116,101
Zions Bancorp	902	67,244
		1,640,638
Brokerage (3.58%)
CME Group, Inc.	25	13,812
E*TRADE Financial Corp. (a)	500	9,260
Interactive Brokers Group, Inc. (a)	1,050	25,494
NYMEX Holdings, Inc.	50	6,225
Piper Jaffray Co., Inc. (a)	504	24,152
		78,943
Insurance (3.67%)
Hartford Financial Services Group, Inc.	883	81,121
		81,121
Life Insurance (4.78%)
American Equity Investment Life Holding Co.	5,521	62,664
Lincoln National Corp.	710	42,827
		105,491
Specialty Insurance (5.38%)
Argonaut Group, Inc.	917	25,245
First Mercury Financial Corp. (a)	200	3,956
Travelers Companies, Inc.	1,766	89,677
		118,878
		2,048,111
Total Investments (Cost $ 2,201,583) (b) — 94.05%		2,077,432
Other assets in excess of liabilities — 5.95%		131,512

NET ASSETS — 100.00%		$2,208,944

(a)	Non-income Producing

(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio of Investments
International Equity Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks (94.84%)
Belgium (1.97%)
Dexia	42,600	$1,232,561
KBC Groep NV (a)	10,100	1,327,664
		2,560,225
China (3.05%)
Yanzhou Coal Mining Co., Ltd.	2,177,200	3,967,296
Denmark (0.91%)
Danske Bank A/S	27,800	1,182,277
Finland (1.02%)
Nordea Bank AB	81,500	1,325,647
France (10.35%)
BNP Paribas S.A.	18,200	2,034,892
France Telecom S.A.	61,900	1,681,739
Sanofi-Aventis	22,200	1,867,741
Societe Generale	10,300	1,795,691
Total S.A.	37,100	2,957,890
Vinci S.A.	19,400	1,408,709
Vivendi Universal	40,000	1,713,840
		13,460,502
Germany (10.55%)
BASF AG	17,600	2,294,532
Deutsche Bank AG	12,600	1,749,545
Deutsche Telekom AG	89,800	1,546,645
E.ON AG	14,800	2,336,448
MAN AG	13,800	2,029,062
Muenchener Rueckversicherungs- Gesellschaft AG	7,000	1,213,765
Siemens AG	20,000	2,560,090
		13,730,087
Hong Kong (4.61%)
China Power International Development Ltd.	2,844,000	1,515,453
Industrial and Commercial Bank of China Ltd.	634,000	1,547,389
Vtech Holdings Ltd.	179,000	1,611,428
Wing Ling Bank Ltd.	126,300	1,328,250
		6,002,520
Israel (1.03%)
Teva Pharmaceutical Industries Ltd. ADR	31,900	1,340,438
Italy (4.42%)
Enel S.p.A	148,900	1,545,037
Fondiaria-Sai S.p.A	25,300	1,218,985
Terna-Rete Elettrica Nationale S.p.A	379,500	1,301,791
Unicredito Italiano S.p.A	195,900	1,681,654
		5,747,467
Japan (16.47%)
Amada Co. Ltd.	102,000	1,202,127
Canon, Inc.	31,500	1,667,412
Hitachi Koki Co. Ltd.	82,000	1,464,162
Mitsubishi Corp.	82,600	2,468,586
Mori Seiki Co. Ltd.	51,400	1,705,378
Nintendo Co. Ltd.	5,500	2,702,406
Nissan Motor Co. Ltd.	125,000	1,342,339
Takeda Pharmaceutical Co. Ltd.	28,500	1,867,117
Toho Pharmaceutical Co. Ltd.	71,800	1,190,504
Toshiba Tec Corp.	242,000	1,397,450
Toyota Motor Corp.	43,300	2,631,997
Yamato Kogyo Co. Ltd.	37,200	1,786,982
		21,426,460
Luxembourg (1.62%)
Arcelor	27,500	2,104,475
Netherlands (3.44%)
European Aeronautic Defence and Space Co.	37,700	1,148,551
Hunter Douglas N.V.	15,400	1,530,962
ING Groep N.V.	42,000	1,799,532
		4,479,045
Norway (3.58%)
Cermaq ASA	85,200	1,586,443
DnB NOR ASA	88,300	1,177,434
Statoil ASA	63,400	1,893,187
		4,657,064
Portugal (2.38%)
Banco Espirito Santo S.A.	70,800	1,666,874
Energias de Portugal S.A.	250,700	1,430,141
		3,097,015
Singapore (1.15%)
Jardine Cycle & Carriage Ltd.	140,900	1,497,057
Switzerland (6.23%)
Ems-Chemie Holding AG	9,647	1,344,879
Novartis AG	43,000	2,336,996
Petroplus Holdings AG (a)	33,100	3,195,672
Swiss Reinsurance Co.	14,100	1,220,474
		8,098,021
United Kingdom (22.06%)
Anglo American PLC	35,581	2,098,483
AstraZeneca PLC	31,500	1,637,086
BAE Systems PLC	144,200	1,237,322
British American Tobacco PLC	55,900	1,816,446
BT Group PLC	312,400	1,998,538
Dairy Crest Group PLC	43,100	648,176
Diageo PLC	92,300	1,897,025
DSG International PLC	373,300	1,186,487
HBOS PLC	87,800	1,728,754
Home Retail Group PLC	139,700	1,168,919
Imperial Tobacco Group PLC	32,100	1,414,019
Investec PLC	115,000	1,446,871
Legal & General Group PLC	443,200	1,262,840
National Grid PLC	102,600	1,463,809
Rolls-Royce Group PLC	129,600	1,342,351
Scottish & Newcastle PLC	104,600	1,259,729
Trinity Mirror PLC	72,700	756,692
Venture Production PLC	88,900	1,412,788
Vodafone Group PLC	955,962	2,912,210
		28,688,545
Total Common Stocks (Cost $97,408,960)		123,364,141

Money Market Funds (5.88%)

Dreyfus Cash Management Money Market Fund	$3,824,102	3,824,102
Dreyfus Cash Management Plus Money Market Fund	3,824,103	3,824,103

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio of Investments
International Equity Fund	July 31, 2007 (Unaudited)

Money Market Funds, continued
Total Money Market Funds (Cost $7,648,205)	7,648,205
Total Investments (Cost $ 105,057,165) (b) — 100.72%	131,012,346
Liabilities in excess of other assets — (0.72)%	(942,016)

NET ASSETS — 100.00%	$130,070,330

(a)	Non-income Producing
(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio of Investments
Short-Term Bond Fund	July 31, 2007 (Unaudited)

	Principal
Security Description	Amount	Value
Asset Backed Securities (7.77%)
Brazos Student Loan Finance Corp., Series 1997-A, Class A2, 5.59%, 12/1/21 *	147,832	$147,962
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	805,144	799,968
Countrywide Home Equity Loan Trust, Series 2004-I, Class A, 5.61%, 2/15/34 *	87,023	86,948
Fannie Mae Grantor Trust
Series 2003-T4, Class 1A 5.43%, 9/26/33 *	24,015	24,016
Series 2002-T5, Class A1 5.56%, 5/25/32 *	299,829	299,829
Fannie Mae Whole Loan, Series 2001- W1, Class AV1, 5.56%, 8/25/31 *	27,288	27,291
Fifth Third Home Equity Loan Trust, Series 2003-1, Class A, 5.57%, 9/20/23 *	212,037	210,915
First Horizon ABS Trust
Series 2004-HE1, Class A 5.53%, 1/25/24 *	58,301	58,213
Series 2004-HE3, Class A 5.61%, 10/25/34 *	105,323	105,259
Fleet Home Equity Loan Trust, Series 2003-1, Class A, 5.57%, 1/20/33 *	94,541	94,386
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 5.56%, 3/25/27 *	57,854	57,727
Greenpoint Home Equity Loan Trust, Series 2004-1, Class A, 5.55%, 7/25/29 *	89,651	89,673
Honda Auto Receivables Owner Trust, Series 2005-2, Class A3, 3.93%, 1/15/09	515,876	514,082
Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 6/18/12	400,000	395,111
MSDWCC Heloc Trust, Series 2003-1, Class A, 5.59%, 11/25/15 *	79,297	79,265
Navistar Financial Corp. Owner Trust, Series 2005-A, Class A3, 4.22%, 2/15/10	412,266	409,773
Onyx Acceptance Owner Trust, Series 2004-C, Class A4, 3.50%, 12/15/11	221,796	219,524
Option One Mortgage Loan Trust, Series 2003-1, Class A2, 5.74%, 2/25/33 *	37,886	37,886
Residential Funding Mortgage Securities, Series 2003-HS3, Class A2B, 5.61%, 8/25/33 *	85,286	85,089
USAA Auto Owner Trust, Series 2005-2, Class A3, 4.00%, 12/15/09	501,289	498,400
Wachovia Asset Securitization, Inc.
Series 2003-HE2, Class AII1 5.58%, 7/25/33 *	63,792	63,848
Series 2002-HE2, Class A 5.75%, 12/25/32 *	443,832	444,145
Total Asset Backed Securities (Cost $4,769,904)		4,749,310

Collateralized Mortgage Obligations (4.64%)
Bank of America Mortgage Securities, Series 2002-G, Class 2A1, 7.58%, 7/20/32 *	3,304	3,368
Countrywide Home Equity Loan Trust, Series 2004-25, Class 1A3, 5.68%, 2/25/35 *	149,728	149,846
Countrywide Home Loans, Series 2005- 11, Class 4A1, 5.59%, 2/28/35 *	328,145	328,967
Freddie Mac, Series 1694, Class PQ, 6.50%, 9/15/23	50,595	50,612
Freddie Mac Structured Pass Through Securities
Series T-31, Class A7 5.57%, 5/25/31 *	270,518	270,542
Series T-32, Class A1 5.58%, 8/25/31 *	63,287	63,557
Series T-54, Class 4A 6.18%, 2/25/43 *	133,520	134,284
Series T-63, Class 1A1 6.22%, 2/25/45 *	336,077	335,752
Series T-57, Class 1A2 7.00%, 7/25/43	674,571	692,278
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 4.21%, 2/25/33	88,841	88,357
MLCC Mortgage Investors, Inc.
Series 2003-B, Class A1 5.66%, 4/25/28 *	105,450	104,753
Series 1999-A, Class A 5.70%, 3/15/25 *	129,302	129,428
Sequoia Mortgage Trust
Series 9, Class 1A 5.67%, 9/20/32 *	125,759	125,886
Series 10, Class 1A 5.72%, 10/20/27 *	105,457	105,548
Structured Asset Securities Corp., Series 2003-9A, Class 2A1, 3.83%, 3/25/33	62,906	62,543
Washington Mutual, Series 2005-AR1, Class A1A, 5.64%, 1/25/45 *	189,409	189,727
Total Collateralized Mortgage Obligations (Cost $2,863,124)		2,835,448

Corporate Bonds (2.87%)
Financials (2.87%)
General Electric Capital Corp., Series A 5.25%, 10/27/09	1,250,000	1,252,739
Hartford Life Global Funding, 5.53%, 9/15/09 *	200,000	200,677
Merrill Lynch & Co., Series B, 5.61%, 1/2/08 *	100,000	100,025
National City Bank, 5.37%, 2/7/08 *	200,000	200,088
Total Corporate Bonds (Cost $1,755,349)		1,753,529

Medium Term/Senior Note (1.25%)
Financials (1.25%)
Goldman Sachs Group, Inc., 6.65%, 5/15/09	750,000	765,887

Taxable Municipal Bonds (4.00%)
Michigan (0.41%)
State, GO, 3.99%, 11/1/07	250,000	249,285
		249,285

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio of Investments
Short-Term Bond Fund	July 31, 2007 (Unaudited)

	Shares/
	Principal
Security Description	Amount	Value
Taxable Municipal Bonds, continued
Missouri (0.65%)
Higher Education Loan Authority Revenue, Series N, 5.33%, 7/1/32 *	400,000	400,000
		400,000
Pennsylvania (0.98%)
Higher Education Assistance Agency, 5.32%, 9/1/43 *	600,000	600,000
		600,000
Texas (1.96%)
Brazos, Series A-11, 5.28%, 12/1/38 *	600,000	600,000
Panhandle-Plains, Series A-3, 5.29%, 4/1/31 *	600,000	600,000
		1,200,000
Total Taxable Municipal Bonds (Cost $2,449,997)		2,449,285

U.S. Government Agency Pass-Through
Securities (4.63%)
Fannie Mae
4.11%, 5/1/34, Pool #784365 *	109,344	108,048
4.38%, 6/1/34, Pool #789463 *	338,908	335,042
4.50%, 4/1/13, Pool #254717	767,174	752,726
4.84%, 1/1/35, Pool #810896 *	537,492	534,989
5.05%, 7/1/35, Pool #834933 *	719,133	716,717
5.50%, 1/1/10, Pool #687086	189,725	188,819
5.77%, 11/1/21, Pool #365421 *	74,431	75,083
6.43%, 6/1/40, Pool #557072 *	18,966	19,220
6.50%, 12/1/15, Pool #545927	41,155	42,081
8.50%, 8/1/30, Pool #542611	13,900	14,918
Freddie Mac, 7.30%, 4/1/29 , Pool #846367 *	14,426	14,509
Small Business Administration
9.48%, 5/25/15, Pool #502966 *	15,106	15,843
8.88%, 1/25/10, Pool #503653 *	14,400	14,541
Total U.S. Government Agency Pass-Through Securities (Cost $2,873,436)		2,832,536

U.S. Government Agency Securities (40.84%)
Federal Farm Credit Bank
5.03%, 3/14/08	500,000	499,273
5.08%, 3/16/09	500,000	501,109
5.15%, 9/14/07	500,000	499,850
5.20%, 5/2/08	500,000	499,968
5.30%, 8/7/07	500,000	499,989
Federal Home Loan Bank
4.88%, 5/14/10	2,000,000	1,994,316
5.05%, 10/11/07	400,000	399,744
5.09%, 10/7/08	500,000	500,369
5.10%, 3/6/08	750,000	749,211
5.13%, 12/18/07	750,000	749,419
5.13%, 4/16/08	500,000	499,640
5.20%, 1/9/08	750,000	749,603
5.25%, 8/28/07	1,000,000	999,874
5.25%, 2/5/08	1,000,000	999,686
5.50%, 8/28/09	750,000	750,000
Federal Home Loan Mortgage Corp.
4.75%, 3/5/09	1,000,000	997,197
5.05%, 2/14/08	1,000,000	999,248
5.13%, 9/28/07	500,000	499,790
5.25%, 11/20/09	500,000	499,506
Federal National Mortgage Association
4.50%, 2/15/11	5,000,000	4,920,300
4.88%, 5/18/12	2,000,000	1,980,582
5.15%, 9/21/07	250,000	249,914
5.20%, 9/28/07	400,000	399,878
5.25%, 10/30/07	500,000	499,853
5.25%, 12/3/07	250,000	249,921
5.25%, 6/11/08	1,000,000	999,662
5.38%, 4/3/08	250,000	249,966
5.40%, 2/1/08	500,000	500,202
Freddie Mac, 4.63%, 12/19/08	1,000,000	995,506
SBA Participation Certificates, Series 2000-10C, Class 1, 7.88%, 5/1/10	38,702	39,435
Total U.S. Government Agency Securities (Cost $24,969,871)		24,973,011

U.S. Treasury Obligations (28.95%)
U.S. Treasury Bill, 4.75%, 9/20/07	1,500,000	1,490,046
U.S. Treasury Note
3.25%, 8/15/08	2,895,000	2,850,443
3.63%, 7/15/09	4,000,000	3,928,752
3.75%, 5/15/08	1,000,000	991,172
4.25%, 10/15/10	7,000,000	6,937,658
4.88%, 8/31/08	1,500,000	1,501,758
Total U.S. Treasury Obligations (Cost $17,786,105)		17,699,829

Investment Companies (4.34%)
American Beacon Money Market Select Fund	2,654,842	2,654,842
Total Investments (Cost $60,892,344) (a) — 99.29%		60,713,677

Other assets in excess of liabilities — 0.71%		433,741
NET ASSETS — 100.00%		$61,147,418

*	Variable rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2007.
(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
GO	General Obligation

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio of Investments
Intermediate Bond Fund	July 31, 2007 (Unaudited)

	Principal
Security Description	Amount	Value
Asset Backed Securities (6.49%)
Green Tree Financial Corp., Series 1997- 7, Class A8, 6.86%, 7/15/29	146,066	150,079
Harley-Davidson Motorcycle Trust, Series 2005-3, Class A2, 4.41%, 6/15/12	500,000	495,222
Household Automotive Trust, Series 2005-3, Class A3, 4.80%, 10/18/10	337,568	336,706
Hyundai Auto Receivables Trust, Series 2005-A, Class A3, 3.98%, 11/16/09	239,055	237,210
MSDWCC Heloc Trust, Series 2003-1, Class A, 5.59%, 11/25/15 *	79,325	79,293
Nissan Auto Receivables Owner Trust, Series 2005-B, Class A3, 4.05%, 7/15/09	256,714	255,327
Onyx Acceptance Owner Trust, Series 2004-C, Class A4, 3.50%, 12/15/11	203,313	201,230
Triad Auto Receivables Owner Trust, Series 2005-B, Class A3, 4.28%, 6/14/10	194,880	193,784
Volkswagen Auto Lease Trust, Series 2005-A, Class A3, 3.87%, 5/20/08	26,599	26,574
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 5.58%, 6/25/33 *	63,792	63,848
WFS Financial Owner Trust, Series 2005- 3, Class A4, 4.38%, 5/17/13	300,000	296,787
Total Asset Backed Securities (Cost $2,345,230)		2,336,060

Collateralized Mortgage Obligations (16.69%)
CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 4.99%, 6/25/34 *	132,256	132,339
Fannie Mae
Series 2002-16, Class XU
5.50%, 4/25/17	3,100,000	3,105,325
Series 2002-49, Class KG
5.50%, 8/25/17	500,000	500,455
Series 2003-92, Class HP
4.50%, 9/25/18	485,812	472,363
Fannie Mae Grantor Trust, Series 2004- T3, Class 1A1, 6.00%, 2/25/44	487,127	489,192
Fannie Mae Whole Loan, Series 2004- W8, Class 3A, 7.50%, 6/25/44	201,483	210,237
Freddie Mac Structured Pass Through Securities, Series T-58, Class 2A, 6.50%, 9/25/43	301,755	307,941
MLCC Mortgage Investors, Inc.
Series 2003-B, Class A1
5.66%, 4/25/28 *	87,875	87,295
Series 2003-D, Class A
5.63%, 8/25/28 *	105,797	105,838
Sequoia Mortgage Trust, Series 10, Class 1A, 5.72%, 10/20/27 *	105,456	105,548
Washington Mutual, Series 2003-AR1,
Class A6, 4.47%, 3/25/33 *	492,326	489,425
Total Collateralized Mortgage Obligations (Cost $5,977,177)		6,005,958

Corporate Bonds (21.23%)
Consumer Discretionary (3.06%)
FedEx Corp., 7.52%, 1/15/18	115,330	121,167
Honeywell International, 6.13%, 11/1/11	250,000	257,245
Ingersoll-Rand Co. Ltd., 4.75%, 5/15/15	125,000	113,893
Masco Corp., 5.88%, 7/15/12	175,000	172,975
McDonald's Corp., 8.88%, 4/1/11	125,000	138,729
Thermo Electron Corp., 5.00%, 6/1/15	125,000	115,954
Thomson Corp., 6.20%, 1/5/12	175,000	179,246
		1,099,209
Consumer Staples (1.32%)
ConAgra Foods, Inc., 7.88%, 9/15/10	99,000	105,604
Kellogg Co., 6.60%, 4/1/11	210,000	218,273
Kraft Foods, Inc., 6.25%, 6/1/12	150,000	152,666
		476,543
Energy (0.47%)
Marathon Oil Corp., 6.13%, 3/15/12	165,000	169,480
		169,480
Financials (13.02%)
American Express Credit Corp., 5.00%, 12/2/10	175,000	173,685
AmSouth Bancorp, 6.13%, 3/1/09	100,000	101,093
Bank of America Corp., 7.40%, 1/15/11	300,000	319,004
Bank One Corp., 10.00%, 8/15/10	230,000	257,877
Berkley Corp., 5.13%, 9/30/10	150,000	148,646
Citigroup, Inc., 6.50%, 1/18/11	115,000	118,827
City National Bank, 6.75%, 9/1/11	250,000	262,839
First Tennessee Bank, 5.05%, 1/15/15	200,000	190,514
First Union National Bank, 7.80%, 8/18/10	300,000	321,143
Firstar Bank N.A., 7.13%, 12/1/09	150,000	156,268
Fort Eustis, 4.98%, 12/15/20 (a)	200,000	192,232
Goldman Sachs Group, Inc., 6.88%, 1/15/11	225,000	233,814
Manufacturers & Traders Trust Co., 5.60%, 12/28/20 *	169,000	162,753
Marshall & Ilsley Bank, 6.38%, 9/1/11	200,000	206,720
MetLife, Inc., 5.38%, 12/15/12	80,000	79,633
Morgan Stanley Dean Witter, 6.75%, 4/15/11	250,000	258,845
National City Bank, 6.20%, 12/15/11	150,000	153,825
National City Bank of Kentucky, 6.30%, 2/15/11	75,000	76,906
PNC Funding Corp., 6.13%, 2/15/09	150,000	151,473
Safeco Corp., 4.88%, 2/1/10	150,000	148,400
Sovereign Bank, 4.00%, 2/1/08	250,000	248,193
TVA Principal Strip, 0.00%, 11/1/25	1,500,000	564,781
U.S. Bank N.A. Minnesota, 6.38%, 8/1/11	150,000	155,190
		4,682,661
Health Care (0.91%)
American Home Products(WYETH), 6.70%, 3/15/11	135,000	142,269
Schering-Plough Corp., 5.30%, 12/1/13 *	185,000	185,649
		327,918
Industrials (0.58%)
Praxair, Inc., 6.50%, 3/1/08	125,000	125,822

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio of Investments
Intermediate Bond Fund	July 31, 2007 (Unaudited)

	Principal
Security Description	Amount	Value
Corporate Bonds, continued
Industrials, continued
ProLogis, 5.25%, 11/15/10	85,000	84,441
		210,263
Materials (1.41%)
Alcan, Inc., 6.25%, 11/1/08	170,000	171,165
Alcoa, Inc., 6.00%, 1/15/12	165,000	166,915
Bemis Company, Inc., 4.88%, 4/1/12	175,000	169,150
		507,230
Utilities (0.46%)
General Electric Co., 5.00%, 2/1/13	170,000	165,970
		165,970
Total Corporate Bonds (Cost $7,728,404)		7,639,274

Medium Term/Senior Note (0.65%)
Consumer Discretionary (0.65%)
Stanford University, Series A, 6.16%, 4/30/11	225,000	233,050

Taxable Municipal Bonds (9.20%)
Arkansas (1.22%)
State, Water-Waste Disposal, Series A, GO, 6.00%, 7/1/08 , OID	435,000	438,463
		438,463
Illinois (1.87%)
Chicago
Series C
4.69%, 1/1/11	175,000	173,201
Series D, GO
4.72%, 1/1/12	200,000	197,020
Loyola University, Series C, 4.80%, 7/1/13	150,000	143,948
State, Pension, GO, 3.55%, 6/1/11	170,000	160,711
		674,880
Indiana (0.76%)
Indiana Bd Bk Rev, Series A, 3.69%, 1/15/08	275,000	273,039
		273,039
Iowa (0.76%)
Davenport, Series A, GO, 4.60%, 6/1/12 , OID	160,000	156,654
Des Moines, Hotel & Motel, GO, 5.85%, 12/1/11 , OID	115,000	118,500
		275,154
Maine (0.79%)
State, General Purpose, GO, 3.25%, 6/15/10	300,000	286,335
		286,335
Michigan (0.35%)
State, GO, 3.99%, 11/1/07	125,000	124,643
		124,643
Minnesota (0.49%)
Kandiyohi County, Series A, 5.00%, 6/15/15	180,000	175,262
		175,262
Mississippi (0.52%)
Dev Bk Spl Oblig, Jackson County, 5.00%, 6/1/13	190,000	187,064
		187,064
Oregon (0.63%)
State, Alternative Energy Project, Series F, GO, 5.25%, 10/1/09 , OID	225,000	225,499
		225,499
Pennsylvania (0.52%)
Bethlehem, Series B, GO, 4.85%, 11/1/13	190,000	186,198
		186,198
Tennessee (0.49%)
State, Series B, GO, 6.00%, 2/1/09	175,000	177,453
		177,453
Texas (0.46%)
State, Water Financial Assistance, GO, 3.50%, 8/1/11	175,000	164,724
		164,724
Wisconsin (0.34%)
State, General Revenue, Series A, GO, 4.80%, 5/1/13	125,000	122,473
		122,473
Total Taxable Municipal Bonds (Cost $3,367,829)		3,311,187

U.S. Government Agency Pass-Through Securities (16.18%)
Fannie Mae
3.93%, 6/1/33, Pool #708318 *	229,427	229,338
4.17%, 2/1/09, Pool #386844	458,210	451,311
4.23%, 3/1/34, Pool #776486 *	208,731	207,661
4.61%, 7/1/12, Pool #387461	1,250,000	1,220,782
4.67%, 1/1/10, Pool #385732	452,543	443,263
4.73%, 12/1/12, Pool #385682	453,415	442,017
4.84%, 1/1/35, Pool #810896 *	1,074,984	1,069,978
5.01%, 4/1/11, Pool #387392	729,687	725,814
5.77%, 11/1/21, Pool #365421 *	154,028	155,378
Freddie Mac
4.58%, 11/1/18, Pool #B10834	897,779	859,395
7.30%, 4/1/29, Pool #846367 *	14,426	14,509
Total U.S. Government Agency Pass-Through Securities (Cost $6,000,439)		5,819,446

U.S. Government Agency Securities (13.64%)
Federal Farm Credit Bank
5.00%, 9/21/09	500,000	500,485
5.08%, 3/16/09	500,000	501,109
Federal Home Loan Bank
5.00%, 10/2/09	500,000	500,571
5.13%, 6/13/08	100,000	99,979
5.35%, 12/28/09	500,000	498,949
Federal Home Loan Mortgage Corporation, 5.40%, 12/27/11	750,000	745,634
Federal National Mortgage Association
5.00%, 5/11/17	500,000	485,164
5.20%, 6/2/08	100,000	100,028
5.63%, 11/15/21	1,500,000	1,474,260
Total U.S. Government Agency Securities (Cost $4,903,551)		4,906,179

U.S. Treasury Obligations (11.55%)
U.S. Treasury Bonds, 7.25%, 5/15/16	70,000	82,201
U.S. Treasury Notes
4.00%, 2/15/15	300,000	285,984
4.25%, 1/15/11	450,000	445,570
4.38%, 8/15/12	335,000	331,912
4.50%, 11/15/15	1,500,000	1,472,343

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio of Investments
Intermediate Bond Fund	July 31, 2007 (Unaudited)

	Shares/
	Principal	Value
Security Description	Amount
U.S. Treasury Obligations, continued
5.13%, 5/15/16	1,500,000	1,535,625
Total U.S. Treasury Obligations (Cost $4,171,380)		4,153,635

Investment Companies (3.87%)
American Beacon Money Market Select Fund, 5.29%, 1/1/99 *	1,392,467	1,392,467
Total Investments (Cost $36,111,476) (a) — 99.50%		35,797,256
Other assets in excess of liabilities — 0.50%		179,873

NET ASSETS — 100.00%		$35,977,129

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
*	Variable rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2007.
GO	General Obligation
OID	Original Issue Discount

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio of Investments
Kansas Tax-Exempt Bond Fund	July 31, 2007 (Unaudited)

	Principal
Security Description	Amount	Value
Municipal Bonds (97.94%)
Kansas (97.94%)
Augusta, Waterworks Revenue, Series A, 5.00%, 4/1/19, Callable 10/1/14 @ 100 , RADIAN	1,180,000	$1,221,548
Burlington, Environmental Improvement Revenue, 4.75%, 10/1/17, Mandatory Put 10/1/07 @ 100	1,225,000	1,225,845
Butler & Sedgwick County, School District #385, GO
5.60%, 9/1/12, FSA	1,775,000	1,916,964
5.00%, 9/1/18, Callable 9/1/15 @ 100, MBIA	2,000,000	2,119,820
5.00%, 9/1/19, Callable 9/1/10 @ 100, FGIC	100,000	103,540
Butler County, School District #490, GO
5.00%, 9/1/23, Callable 9/1/15 @ 100, FSA	500,000	524,350
Series B 5.00%, 9/1/24, Callable 9/1/15 @ 100, FSA	1,085,000	1,137,091
Cherokee County, COP
5.00%, 12/1/21, Callable 12/1/15 @ 100, FGIC	1,170,000	1,231,776
6.25%, 12/1/23, Pre-refunded 6/1/08 @ 100	930,000	947,949
Chisholm Creek, Water & Sewer Revenue
5.25%, 9/1/14, Pre-refunded 9/1/12 @ 100, MBIA	710,000	755,426
5.25%, 9/1/15, Pre-refunded 9/1/12 @ 100, MBIA	400,000	425,592
Coffeyville Community College, Revenue, Series A, 5.05%, 10/1/25, Callable 10/1/15 @ 100	1,975,000	2,112,401
Cowley County, School District #465, GO, 5.25%, 10/1/15, Callable 10/1/13 @ 100 , MBIA	1,310,000	1,400,783
Dodge City, School District #443, GO, 4.70%, 9/1/15, Callable 9/1/08 @ 100 , FSA	975,000	982,410
Douglas County, GO, Series A, 5.00%, 8/1/18, Callable 8/1/13 @ 100 , AMBAC	1,935,000	2,024,629
Douglas County, School District #497, GO, 5.00%, 9/1/07	1,000,000	1,000,890
El Dorado, Water Utility Systems Revenue, 4.75%, 10/1/07, Callable 06/25/07 @ 100	200,000	200,172
Ellis, Water Systems Revenue, 5.00%, 10/1/26, Callable 10/1/16 @ 100	700,000	690,613
Finney County, GO, 5.00%, 12/1/10, Callable 12/1/07 @ 100 , MBIA	500,000	502,035
Franklin County COP, Mental Health, 4.75%, 9/1/21, Callable 9/1/13 @ 100	750,000	738,630
Franklin County, School District #289, GO, 5.35%, 9/1/11 , FSA	230,000	244,055
Garnett Combined Utility Revenue, 5.00%, 10/1/17, Callable 10/1/08 @ 100 , MBIA	455,000	461,174
Geary County, School District #475, GO
5.25%, 9/1/18, Callable 9/1/15 @ 100, MBIA	795,000	861,852
5.25%, 9/1/20, Callable 9/1/15 @ 100, MBIA	2,025,000	2,202,572
Gray County, School District #102, GO
5.00%, 9/1/15, Callable 9/1/08 @ 100	800,000	808,080
6.80%, 9/1/15, Callable 1/2/07 @ 100	10,000	10,023
Great Bend, Water System Revenue, Series A, 5.15%, 9/1/19, Pre-refunded 9/1/08 @ 100	1,000,000	1,014,620
Harvey County, School District #373, GO, 4.80%, 9/1/18, Callable 9/1/08 @ 100 , FSA, OID	2,000,000	2,013,080
Hosington Public Building Corp., Health Care Facilities Revenue, 5.00%, 11/1/23, Callable 11/1/14 @ 100 , AMBAC	1,700,000	1,775,446
Johnson County Kansas Water District, 5.00%, 6/1/12	1,000,000	1,045,800
Johnson County, Community College, Student Commons & Parking Revenue, 5.00%, 11/15/24, Callable 11/15/12 @ 100 , AMBAC	1,000,000	1,035,570
Johnson County, Parks and Recreation Foundation Revenue, 5.38%, 9/1/16, Callable 9/1/11 @ 100	1,000,000	1,047,010
Johnson County, Parks and Recreation Foundation Revenue, Series B, 5.00%, 9/1/23, Callable 9/1/13 @ 100	870,000	903,652
Johnson County, School District #231, GO
5.00%, 10/1/23, Callable 10/1/14 @ 100, FGIC	1,080,000	1,127,466
5.00%, 10/1/25, Callable 10/1/16 @ 100, AMBAC	1,070,000	1,125,330
Johnson County, School District #232, GO
5.40%, 9/1/14, Pre-refunded 9/1/07 @ 100, MBIA	1,050,000	1,051,344
5.00%, 3/1/15, MBIA	500,000	535,430
5.25%, 9/1/20, Callable 9/1/15 @ 100, FSA	1,325,000	1,427,886
5.25%, 9/1/23, Callable 9/1/15 @ 100, FSA	1,000,000	1,072,680
Johnson County, School District #233, GO
5.00%, 9/1/14, Callable 9/1/09 @ 100, FGIC	1,000,000	1,022,120
Series B 5.50%, 9/1/14, FGIC	325,000	355,830
Junction City, Water & Sewer, GO, 4.80%, 9/1/16, Callable 9/1/08 @ 100 , MBIA, OID	1,620,000	1,633,154
Kingman County, School District #331, GO, 5.80%, 10/1/16, Pre-refunded 10/1/10 @ 100 , FGIC, OID	1,545,000	1,637,545
LA Cygne, Environmental Improvements Revenue, Kansas City Power and Light, 4.05%, 3/1/15, XLCA	382,000	382,982
Lawrence, Hospital Revenue, Lawrence Memorial Hospital
5.38%, 7/1/16, Callable 7/1/13 @ 100	1,000,000	1,048,100
6.00%, 7/1/19, Pre-refunded 7/1/09 @ 100, RADIAN	1,000,000	1,041,460
5.25%, 7/1/21, Callable 7/1/16 @ 100	610,000	635,522
Leavenworth County, School District #453, GO, 4.80%, 9/1/12, Pre-refunded 9/1/07 @ 100 , FGIC, OID	460,000	460,382
Leavenworth County, School District #464, GO, 5.00%, 9/1/25, Callable 9/1/15 @ 100 , MBIA	1,380,000	1,477,359

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio of Investments
Kansas Tax-Exempt Bond Fund	July 31, 2007 (Unaudited)

	Principal
Security Description	Amount	Value
Municipal Bonds, continued
Kansas, continued
Leavenworth County, School District #469, GO, 5.00%, 9/1/24, Pre-refunded 9/1/15 @ 100 , FGIC	1,000,000	1,070,550
Leawood, GO
Series B
5.00%, 9/1/10, Callable 6/29/07 @ 100	105,000	105,096
5.25%, 9/1/16, Pre-refunded 9/1/10 @ 100	340,000	350,231
Lyon County, School District #253, GO, 5.00%, 9/1/12 , FGIC	250,000	263,138
Maize, Public Building Commission Revenue, 5.25%, 5/1/25, Callable 5/1/11 @ 100	1,000,000	1,002,950
Maize, Water & Sewer System Revenue, 5.25%, 8/1/26, Callable 8/1/16 @ 100	1,000,000	1,004,980
Miami County, School District #367, GO,Series A
5.00%, 9/1/16, Callable 9/1/08 @ 100, FGIC, OID	900,000	911,367
5.00%, 9/1/25, Callable 9/1/15 @ 100, FSA	1,310,000	1,371,059
Miami County, School District #416, GO, 5.00%, 9/1/20, Callable 9/1/16 @ 100, MBIA	1,125,000	1,187,100
Newton, Wastewater Treatment System Revenue, 4.90%, 3/1/12, Callable 3/1/07 @ 100	700,000	700,252
Olathe Kansas Health Facilities Revenue, Series B, 3.55%, 9/1/22 †	375,000	375,000
Olathe Kansas Tax Increment Revenue, 5.45%, 9/1/22	660,000	661,921
Olathe, Health Facilities Revenue, Olathe County Hospital
3.55%, 9/1/29 †	3,150,000	3,150,000
Series A 3.70%, 9/1/32 †	1,885,000	1,885,000
Olathe, Special Obligation, Tax Increment Revenue
4.75%, 3/1/11	1,000,000	988,000
5.00%, 3/1/16	500,000	490,760
Overland Park, GO, 5.00%, 9/1/19, Callable 9/1/13 @ 100	630,000	662,981
Pittsburg, Special Obligation Tax Increment Revenue, 4.90%, 4/1/24, Callable 4/1/16 @ 100 , OID	1,250,000	1,237,287
Pratt, Electric System Revenue, 6.60%, 11/1/07 , AMBAC	70,000	70,473
Reno County, School District #308, GO, 5.00%, 9/1/16 , MBIA	500,000	536,550
Rice County, COP, 5.30%, 12/1/19, Callable 12/1/09 @ 100 , MBIA	1,425,000	1,470,187
Rice County, School District #444, GO, 5.08%, 9/1/14, Callable 9/1/07 @ 100	755,000	755,680
Riley County, School District #383, GO, 5.00%, 11/1/14, Callable 11/1/11 @ 100 , MBIA	1,000,000	1,039,020
Roeland Park, Special Obligation Revenue, 5.38%, 8/1/19, Callable 8/1/15 @ 100 , OID	500,000	487,285
Salina, Hospital Revenue, 5.00%, 10/1/23	470,000	481,590
Salina, Hospital Revenue, Salina Regional Health Center, 5.00%, 10/1/20, Callable 4/1/16 @ 100	460,000	474,320
Saline County, School District #305, GO
4.75%, 9/1/14, Pre-refunded 9/1/08 @ 100, FSA, OID	2,025,000	2,043,367
5.50%, 9/1/17, Pre-refunded 9/1/11 @ 100, FSA	780,000	823,220
5.50%, 9/1/17, Callable 9/1/11 @ 100, FSA	220,000	233,059
Sedgwick & Shawnee Counties, Single Family Revenue
Series B-1 8.05%, 5/1/14, GNMA	25,000	25,654
Series A-2 6.70%, 6/1/29, GNMA	170,000	170,779
Sedgwick County, School District #260, GO
5.50%, 10/1/13, Pre-refunded 10/1/09 @ 100, FGIC	1,595,000	1,652,340
5.50%, 10/1/14, Pre-refunded 10/1/09 @ 100, FGIC, OID	1,675,000	1,735,920
Sedgwick County, School District #261, GO
4.00%, 11/1/13, FSA	500,000	502,725
4.75%, 11/1/17, Pre-refunded 11/1/09 @ 100, FSA, OID	1,525,000	1,558,108
Sedgwick County, School District #265, GO, 4.30%, 10/1/07 , FSA	1,000,000	1,000,790
Sedgwick County, Single Family Mortgage Revenue, Series A-2, 6.50%, 12/1/16 , GNMA	30,000	30,975
Seneca Kansas Public Building Common Revenue, 4.88%, 9/1/27, Callable 9/1/14 @ 100	1,000,000	956,150
Shawnee County Kansas Ctfs Partn Energy Consv Proj, COP, 5.00%, 9/1/22, Callable 9/1/15 @ 100	1,640,000	1,694,956
Shawnee County Kansas Unified School District #501, 5.00%, 8/1/13	1,000,000	1,058,840
Shawnee County, COP
3.50%, 9/1/07	345,000	344,665
4.50%, 12/1/08	515,000	517,276
Shawnee County, GO, Series A, 5.00%, 9/1/19, Callable 9/1/15 @ 100	700,000	739,473
State, Department of Transportation, Highway Revenue
5.50%, 9/1/14	1,000,000	1,096,150
Series C-1 3.63%, 9/1/19 †	1,000,000	1,000,000
Series C-2 3.63%, 9/1/19 †	1,000,000	1,000,000
Series C-1
3.61%, 9/1/20, Callable 9/1/16 @ 100 †	1,000,000	1,000,000
3.59%, 9/1/21 †	400,000	400,000
State, Development Finance Authority Revenue
5.40%, 4/1/10, Callable 6/29/07 @ 100	500,000	500,685
5.00%, 8/1/11, AMBAC	120,000	125,290
5.00%, 8/1/11, AMBAC	380,000	396,610
5.00%, 8/1/11, Callable 8/1/09 @ 100, MBIA	500,000	511,035
5.00%, 10/1/13, Callable 10/1/12 @ 100, AMBAC	500,000	524,510
5.50%, 8/1/15, Pre-refunded 8/1/11 @ 100, MBIA	1,500,000	1,593,675
5.00%, 10/1/16	1,585,000	1,704,224
5.00%, 4/1/17, Callable 4/1/14 @ 101, FGIC	595,000	631,479
5.00%, 4/1/18, Pre-refunded 4/1/14 @ 101, FGIC	130,000	139,079
5.00%, 4/1/18, Callable 4/1/14 @ 101, FGIC	370,000	391,186

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio of Investments
Kansas Tax-Exempt Bond Fund	July 31, 2007 (Unaudited)

	Principal
Security Description	Amount	Value
Municipal Bonds, continued
Kansas, continued
5.25%, 10/1/18, Callable 10/1/12 @ 100	1,610,000	1,703,686
5.00%, 4/1/19, Callable 4/1/09 @ 100, AMBAC, OID	1,000,000	1,015,380
5.00%, 4/1/20, Callable 4/1/14 @ 101, FGIC	515,000	541,378
5.00%, 11/1/20, Callable 11/1/16 @ 100, FGIC	750,000	794,940
5.00%, 5/1/21, Callable 5/1/15 @ 100, AMBAC	2,090,000	2,193,789
5.00%, 6/1/21, Callable 6/1/14 @ 100	1,235,000	1,276,014
5.00%, 11/1/21, Callable 11/1/16 @ 100, FGIC	500,000	528,780
5.00%, 10/1/22, Callable 10/1/15 @ 100	1,140,000	1,198,379
5.00%, 4/1/23, Callable 4/1/14 @ 100	1,725,000	1,797,243
5.00%, 11/1/25, Callable 11/1/16 @ 100, FGIC	1,000,000	1,052,090
5.00%, 12/1/25, Callable 6/1/08 @ 101, OID	735,000	744,423
5.00%, 2/1/26, Callable 2/1/16 @ 100, XLCA	2,000,000	2,085,720
State, Development Finance Authority Revenue, Board of Regents, 5.00%, 10/1/21	1,750,000	1,843,817
State, Development Finance Authority Revenue, State Projects, 5.50%, 3/1/16	400,000	421,440
State, Development Finance Authority Revenue, Transportation Revolving Fund, 3.25%, 10/1/07	100,000	99,867
State, Development Finance Authority Revenue, University of Kansas Athletic Facility, 5.00%, 6/1/18, Callable 6/1/14 @ 100	1,000,000	1,039,780
State, Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Inc.
Series B
5.38%, 11/15/10, Pre-refunded 11/15/07 @ 100	500,000	502,360
5.50%, 11/15/17, Pre-refunded 11/15/07 @ 100, MBIA	500,000	502,535
5.00%, 11/15/22, Callable 11/15/15 @ 100	500,000	517,095
Series M 3.60%, 5/15/26 †	3,325,000	3,325,000
State, Development Finance Authority, Health Facilities Revenue, St. Lukes/Shawnee Mission Health System, Inc., 5.38%, 11/15/16, Callable 11/15/08 @ 100 , MBIA, OID	500,000	507,165
State, Development Finance Authority, Health Facilities Revenue, Stormont-Vail Healthcare, Inc.
Series K
5.75%, 11/15/12, Callable 11/15/11 @ 100, MBIA	1,000,000	1,062,130
5.80%, 11/15/16, Callable 6/29/07 @ 100, MBIA	1,000,000	1,001,590
State, Development Finance Authority, Housing Development Revenue, GNMA Collateral, 5.35%, 5/20/23, Callable 5/20/13 @ 105	1,000,000	1,069,340
State, Development Finance Authority, Lease Revenue
Juvenile Justice Authority, Series D 5.25%, 5/1/16	1,275,000	1,333,446
Department of Administration, Series J-1 3.70%, 12/1/18 †	1,180,000	1,180,000
Department of Administration, Series J-2 3.70%, 12/1/34 †	900,000	900,000
State, Development Finance Authority, Water Pollution Control Revenue
5.00%, 11/1/07	500,000	501,480
5.25%, 11/1/10	650,000	678,880
5.25%, 5/1/11, Pre-refunded 11/01/08 @ 100	680,000	692,832
5.25%, 5/1/11, Callable 11/01/08 @ 100	320,000	325,763
5.50%, 11/1/13	900,000	968,526
5.50%, 11/1/15	200,000	221,324
5.00%, 11/1/19, Callable 11/1/11 @ 100	2,000,000	2,071,720
5.50%, 11/1/19, Callable 11/1/12 @100	960,000	1,026,518
State, Independent College Finance Authority, Educational Facilities Revenue
Friends University 4.75%, 10/1/21, Callable 10/1/11 @ 100	350,000	351,568
Newman University 6.00%, 10/1/21, Callable 6/29/07 @ 100	1,500,000	1,502,805
State, Turnpike Authority, Turnpike Revenue, Series A-2, 5.00%, 9/1/20, Callable 9/1/14 @ 101 , FSA	500,000	527,355
Sumner County, Unified School District #357, Belle Plaine, GO, 5.55%, 9/1/13, Callable 1/2/07 @ 100 , AMBAC, OID	95,000	95,126
University of Kansas Hospital Authority, Health Facilities Revenue
5.50%, 9/1/11	300,000	318,855
5.25%, 9/1/13, Pre-refunded 9/1/12 @ 100	450,000	478,364
5.50%, 9/1/15, Pre-refunded 9/1/09 @ 100, AMBAC	1,645,000	1,702,641
6.00%, 9/1/16, Pre-refunded 9/1/12 @ 100	1,120,000	1,228,987
5.00%, 9/1/21, Callable 9/01/16 @ 100	1,000,000	1,020,440
3.70%, 9/1/34 †	500,000	500,000
Washburn University of Topeka, Revenue, 5.45%, 7/1/08 , AMBAC	485,000	492,430
Wellington, Water & Sewer Revenue, 5.15%, 5/1/18, Pre-refunded 5/1/08 @ 100 , AMBAC	1,000,000	1,009,390
Wichita, Hospital Facilities Revenue
5.40%, 11/15/08, OID	2,085,000	2,119,715
5.00%, 11/15/13, Callable 11/15/11 @ 101, OID	295,000	303,245
6.75%, 11/15/14, Callable 11/15/09 @ 101	1,000,000	1,069,400
5.25%, 11/15/15, Callable 11/15/11 @ 101, OID	335,000	345,720
5.50%, 11/15/17, Callable 11/15/11 @ 101, FGIC, OID	500,000	528,585
6.25%, 11/15/19, Callable 11/15/11 @ 101	750,000	813,157
6.38%, 11/15/19, Callable 11/15/09 @ 101, OID	700,000	742,119
6.75%, 11/15/19, Callable 11/15/09 @ 101	2,000,000	2,140,160

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio of Investments
Kansas Tax-Exempt Bond Fund	July 31, 2007 (Unaudited)

	Principal	Market
Description	Value	Value
Municipal Bonds, continued
Kansas, continued
Wichita, Sales Tax Revenue, GO, 5.00%, 4/1/17, Callable 4/1/09 @ 101	200,000	205,142
Wichita, Water & Sewer Utility Revenue
4.70%, 10/1/12, Callable 10/1/07 @ 101, FGIC, OID	2,000,000	2,002,600
5.00%, 10/1/12, FGIC	1,000,000	1,053,310
5.00%, 10/1/16, Callable 10/1/14 @ 100, FGIC	500,000	530,200
Winfield, Educational Facilities Revenue, 5.00%, 10/1/18, Callable 10/1/11 @ 100	1,125,000	1,123,976
Wyandotte County, Government Transportation Development Revenue, Cabelas Project, 5.00%, 12/1/21, Callable 6/1/16 @ 100	1,280,000	1,283,533
Wyandotte County, Government Transportation
Development Revenue, Legends Village West Project
4.60%, 10/1/16	250,000	247,408
4.88%, 10/1/28, Callable 10/1/16 @ 100, OID	495,000	483,719
Wyandotte County, Government Utility System Revenue
6.00%, 5/1/15, Callable 5/1/11 @ 100, MBIA	1,975,000	2,120,202
4.75%, 9/1/18, Callable 3/1/09 @ 101, MBIA, OID	2,000,000	2,028,020
5.00%, 9/1/24, Callable 9/1/14 @ 100, FSA	250,000	261,505
Wyandotte County, School District #204, GO, Series A, 5.00%, 9/1/24, Callable 9/1/15 @ 100 , FGIC	1,000,000	1,048,010
Wyandotte County, School District #500, GO
5.25%, 9/1/12, Pre-refunded 9/1/11 @ 100, FSA	1,805,000	1,902,957
5.25%, 9/1/15, Callable 9/1/13 @ 102, FSA	1,000,000	1,087,070

Total Municipal Bonds (Cost $167,652,554)		168,947,129

Investment Companies (0.92%)
Federated Tax-Exempt Money Market Fund	1,596,416	1,596,416
Total Investments (Cost $ 169,248,970) (a) — 98.86%		170,543,545
Other assets in excess of liabilities — 1.14%		1,963,849

NET ASSETS — 100.00%		$172,507,394

†	Variable rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2007.
(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
AMBAC	Insured by American Municipal Bond Insurance Corp.
AMT	Subject to alternative minimum tax
COP	Certificate of Participation
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Insured by Federal Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Organization
OID	Original Issue Discount
XLCA	Insured by XL Capital Assurance

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2010 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks (27.14%)
Basic Materials (1.38%)
A. Schulman, Inc.	19	$441
Air Products & Chemicals, Inc.	3	259
Airgas, Inc.	48	2,242
AK Steel Holding Corp. (a)	65	2,598
Albemarle Corp.	28	1,126
Alcoa, Inc.	49	1,872
Allegheny Technologies, Inc.	26	2,728
Arch Coal, Inc.	33	986
Ashland, Inc.	19	1,160
Bowater, Inc.	52	1,020
Cabot Corp.	20	808
Cambrex Corp.	17	232
Carpenter Technology Corp.	12	1,424
Celanese Corp., Series A	46	1,725
Chaparral Steel Co.	28	2,353
Chemtura Corp.	81	845
Cleveland-Cliffs, Inc.	22	1,524
Coeur d'Alene Mines Corp. (a)	183	716
Commercial Metals Co.	33	1,018
CONSOL Energy, Inc.	50	2,082
Cytec Industries, Inc.	28	1,876
Domtar Corp. (a)	166	1,579
Dow Chemical Company (The)	54	2,348
E.I. DuPont de Nemours & Co.	48	2,243
Eastman Chemical Co.	27	1,858
Ecolab, Inc.	40	1,684
Ferro Corp.	39	872
FMC Corp.	26	2,317
Foundation Coal Holdings, Inc.	28	976
Freeport-McMoRan Copper & Gold, Inc. Class B	23	2,162
Georgia Gulf Corp.	26	421
H.B. Fuller Co.	54	1,492
Headwaters, Inc. (a)	32	516
Hercules, Inc. (a)	102	2,118
Huntsman Corp.	23	586
International Coal Group, Inc. (a)	81	329
International Flavors & Fragrances, Inc.	28	1,403
International Paper Co.	26	964
Kaiser Aluminum Corp.	10	675
Lubrizol Corp.	25	1,566
Lyondell Chemical Co.	70	3,143
Massey Energy Co.	22	470
Meridian Gold, Inc. (a)	19	536
Minerals Technologies, Inc.	11	711
Monsanto Co.	42	2,707
Mosaic Co. (a)	37	1,390
Neenah Paper, Inc.	9	349
Newmont Mining Corp.	33	1,378
Olin Corp.	60	1,252
OM Group, Inc. (a)	26	1,259
Peabody Energy Corp.	21	887
Praxair, Inc.	22	1,686
Reliance Steel & Aluminum Co.	17	893
Rohm & Haas Co.	32	1,809
RPM International, Inc.	107	2,516
RTI International Metals, Inc. (a)	13	1,030
Ryerson, Inc.	22	706
Sensient Technologies Corp.	34	864
Sigma-Aldrich Corp.	35	1,586
Southern Copper Corp.	1	113
Stillwater Mining Co. (a)	24	218
Titanium Metals Corp. (a)	32	1,069
Tredegar Corp.	20	367
United States Steel Corp.	35	3,440
USEC, Inc. (a)	79	1,326
Valspar Corp.	86	2,373
Wausau Paper Corp.	31	347
Weyerhaeuser Co.	12	855
Worthington Industries, Inc.	64	1,325
		91,749
Consumer Goods (2.14%)
Altria Group, Inc.	102	6,780
American Axle & Manufacturing Holdings, Inc.	40	968
Anheuser-Busch Cos., Inc.	41	2,000
ArvinMeritor, Inc.	64	1,269
Blyth, Inc.	20	446
Brown-Forman Corp. Class B	14	930
Brunswick Corp.	12	336
Callaway Golf Co.	61	990
Centex Corp.	40	1,492
Champion Enterprises, Inc. (a)	70	820
Chiquita Brands International, Inc. (a)	28	492
Coach, Inc. (a)	16	727
Coca-Cola Co. (The)	108	5,628
Colgate-Palmolive Co.	1	66
ConAgra Foods, Inc.	29	735
Constellation Brands, Inc. Class A (a)	70	1,535
Cooper Tire & Rubber Co.	55	1,264
Corn Products International, Inc.	62	2,766
Crocs, Inc. (a)	47	2,788
D.R. Horton, Inc.	81	1,322
Eastman Kodak Co.	85	2,146
Electronic Arts, Inc. (a)	24	1,167
Energizer Holdings, Inc. (a)	17	1,715
Ethan Allen Interiors, Inc.	23	786
Ford Motor Co. (a)	140	1,191
Fossil, Inc. (a)	44	1,124
Furniture Brands International, Inc.	41	452
Garmin Ltd.	31	2,601
General Mills, Inc.	3	167
General Motors Corp.	28	907
Gentex Corp.	48	948
Genuine Parts Co.	47	2,236
Goodyear Tire & Rubber Co. (a)	55	1,580
H.J. Heinz Co.	18	788
Hanesbrands, Inc. (a)	32	992
Hansen Natural Corp. (a)	45	1,825
Harley-Davidson, Inc.	20	1,146
Harman International Industries, Inc.	15	1,740
Hasbro, Inc.	48	1,345
Herbalife Ltd.	10	410
Herman Miller, Inc.	14	427
Hershey Co.	5	230
Hovnanian Enterprises, Inc. Class A (a)	7	93
Interface, Inc.	33	608
J.M. Smucker Co.	11	614
JAKKS Pacific, Inc. (a)	18	427
Jarden Corp. (a)	46	1,662
Johnson Controls, Inc.	11	1,245
Jones Apparel Group, Inc.	37	924
KB Home	26	827

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2010 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Consumer Goods, continued
Kellwood Co.	14	359
Kraft Foods, Inc. Class A	79	2,587
La-Z-Boy, Inc.	35	350
Lancaster Colony Corp.	14	542
Lear Corp. (a)	50	1,679
Leggett & Platt, Inc.	25	518
Lennar Corp. Class A	42	1,288
Liz Claiborne, Inc.	34	1,195
M.D.C. Holdings, Inc.	8	368
Martek Biosciences Corp. (a)	17	436
Mattel, Inc.	126	2,887
McCormick & Co., Inc.	36	1,230
Meritage Homes Corp. (a)	20	390
Modine Manufacturing Co.	29	742
Molson Coors Brewing Co. Class B	25	2,223
Monaco Coach Corp.	13	181
Nautilus, Inc.	21	207
NBTY, Inc. (a)	38	1,655
Newell Rubbermaid, Inc.	82	2,169
Nu Skin Enterprises, Inc. Class A	36	559
NutriSystem, Inc. (a)	21	1,170
Oakley, Inc.	19	536
Pepsi Bottling Group, Inc.	44	1,472
PepsiCo, Inc.	116	7,612
Phillips-Van Heusen Corp.	39	2,030
Polo Ralph Lauren Corp.	11	983
Pool Corp.	36	1,210
Procter & Gamble Co.	181	11,197
Pulte Homes, Inc.	9	174
Quiksilver, Inc. (a)	111	1,424
Ralcorp Holdings, Inc. (a)	19	987
Reynolds American, Inc.	7	428
Sara Lee Corp.	29	460
sBriggs & Stratton Corp.	44	1,248
Select Comfort Corp. (a)	31	494
Smithfield Foods, Inc. (a)	37	1,149
Snap-on, Inc.	37	1,936
Standard Pacific Corp.	16	237
Stride Rite Corp.	22	448
Superior Industries International, Inc.	14	259
The Stanley Works	27	1,494
Thor Industries, Inc.	8	328
THQ, Inc. (a)	47	1,352
Timberland Co. (a)	29	689
Toll Brothers, Inc. (a)	45	987
TreeHouse Foods, Inc. (a)	28	627
Tupperware Brands Corp.	55	1,431
Tyson Foods, Inc. Class A	79	1,683
Under Armour, Inc. (a)	19	1,167
United Stationers, Inc. (a)	22	1,402
Universal Corp.	23	1,270
UST, Inc.	54	2,892
Visteon Corp. (a)	115	738
WCI Communities, Inc. (a)	25	221
WD-40 Co.	15	498
Weight Watchers International, Inc.	7	340
WM. Wrigley Jr. Co.	17	981
Wolverine World Wide, Inc.	51	1,380
		142,176
Consumer Services (3.56%)
99 Cents Only Stores (a)	32	389
Abercrombie & Fitch Co.	15	1,048
Advance Auto Parts, Inc.	2	70
Aeropostale, Inc. (a)	33	1,257
AirTran Holdings, Inc. (a)	83	817
Alaska Air Group, Inc. (a)	30	700
Amazon.com, Inc. (a)	20	1,571
American Greetings Corp. Class A	48	1,187
AmerisourceBergen Corp.	57	2,685
AMR Corp. (a)	63	1,555
AnnTaylor Stores Corp. (a)	22	691
Apollo Group, Inc. Class A (a)	38	2,246
Applebee's International, Inc.	43	1,058
aQuantive, Inc. (a)	45	2,977
Arbitron, Inc.	21	1,046
AutoNation, Inc. (a)	37	721
AutoZone, Inc. (a)	5	634
Avis Budget Group, Inc. (a)	61	1,566
Bally Technologies, Inc. (a)	44	1,082
Belo Corp., Series A	23	412
Best Buy Co., Inc.	31	1,382
Big Lots, Inc. (a)	29	750
BJ's Wholesale Club, Inc. (a)	22	747
Blockbuster, Inc. Class A (a)	78	335
Bob Evans Farms, Inc.	33	1,071
Borders Group, Inc.	56	916
Boyd Gaming Corp.	9	397
Brown Shoe Co., Inc.	25	523
Cablevision Systems Corp. (a)	68	2,420
Cardinal Health, Inc.	31	2,038
CarMax, Inc. (a)	57	1,364
Carnival Corp.	21	931
Casey's General Stores, Inc.	30	748
Cato Corp. Class A	20	414
CBS Corp. Class B	38	1,205
CEC Entertainment, Inc. (a)	25	738
Charming Shoppes, Inc. (a)	111	1,097
Charter Communicatons, Inc. (a)	233	946
Cheesecake Factory, Inc. (The) (a)	45	1,108
Chemed Corp.	12	759
Chico's FAS, Inc. (a)	40	774
Children's Place Retail Stores, Inc. (a)	13	443
Choice Hotels International, Inc.	9	326
Circuit City Stores, Inc.	38	452
Citadel Broadcasting Corp.	11	55
Clear Channel Communications, Inc.	20	738
Coldwater Creek, Inc. (a)	14	276
Comcast Corp. Class A (a)	146	3,835
Continental Airlines, Inc. Class B (a)	27	851
Corinthian Colleges, Inc. (a)	78	1,051
Costco Wholesale Corp.	36	2,153
Cox Radio, Inc. (a)	22	285
CTC Media, Inc. (a)	9	220
Cumulus Media, Inc. (a)	23	243
CVS Corp.	110	3,871
Dick's Sporting Goods, Inc. (a)	25	1,406
Dillard's, Inc.	49	1,465
DIRECTV Group, Inc. (a)	39	874
Discovery Holding Co. Class A (a)	55	1,305
Dun & Bradstreet Corp. (The)	12	1,173
E.W. Scripps Co. Class A	25	1,024
eBay, Inc. (a)	72	2,333
EchoStar Communications Corp. (a)	62	2,622
Entercom Communications Corp. Class A	29	655
Expedia, Inc. (a)	67	1,783
FactSet Research Systems, Inc.	14	924
Family Dollar Stores, Inc.	15	444

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2010 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Consumer Services, continued
Flowers Foods, Inc.	60	1,230
Foot Locker, Inc.	52	965
Fred's, Inc.	25	297
GameStop Corp. Class A (a)	40	1,614
Gannett Co., Inc.	13	649
Gaylord Entertainment Co. (a)	29	1,449
Gemstar-TV Guide International, Inc. (a)	227	1,303
Getty Images, Inc. (a)	11	494
Guess?, Inc.	16	760
Guitar Center, Inc. (a)	17	987
H&R Block, Inc.	100	1,995
Hilton Hotels Corp.	24	1,061
Home Depot, Inc.	116	4,312
Hot Topic, Inc. (a)	29	261
Idearc, Inc.	48	1,666
IHOP Corp.	9	587
International Game Technology	26	918
International Speedway Corp. Class A	22	1,054
Interpublic Group of Cos., Inc. (The) (a)	54	566
ITT Educational Services, Inc. (a)	27	2,853
J. Crew Group, Inc. (a)	22	1,107
J.C. Penney Co., Inc.	15	1,021
Jack in the Box, Inc. (a)	24	1,536
JetBlue Airways Corp. (a)	37	364
John Wiley & Sons, Inc. Class A	34	1,438
Kohl's Corp. (a)	23	1,398
Krispy Kreme Doughnuts, Inc. (a)	38	258
Kroger Co.	37	961
Lamar Advertising Co. Class A	22	1,310
Las Vegas Sands Corp. (a)	6	523
Lee Enterprises, Inc.	36	634
Liberty Global, Inc., Series C (a)	41	1,633
Liberty Media Holding Corp., Capital Series A (a)	10	1,144
Liberty Media Holding Corp., Interactive Series A (a)	49	1,027
Life Time Fitness, Inc. (a)	18	926
Live Nation, Inc. (a)	33	655
Longs Drug Stores Corp.	21	1,016
Lowe's Companies, Inc.	79	2,213
Macy's, Inc.	30	1,082
Marriott International, Inc. Class A	27	1,122
Matthews International Corp. Class A	23	880
McClatchy Co. (The)	50	1,221
McDonald's Corp.	68	3,255
McGraw-Hill Companies, Inc. (The)	27	1,633
McKesson Corp.	23	1,328
Media General, Inc.	16	451
Men's Wearhouse, Inc.	35	1,729
Meredith Corp.	28	1,582
MGM MIRAGE (a)	7	512
NAVTEQ Corp. (a)	28	1,516
Netflix, Inc. (a)	33	569
New York Times Co. Class A	48	1,097
News Corp. Class A	144	3,041
News Corp. Class B	34	770
Nordstrom, Inc.	5	238
O'Reilly Automotive, Inc. (a)	34	1,133
Office Depot, Inc. (a)	78	1,947
Orient Express Hotels Ltd.	26	1,208
P.F. Chang's China Bistro, Inc. (a)	14	458
Pacific Sunwear of California, Inc. (a)	62	1,117
Panera Bread Co. Class A (a)	14	569
Pantry, Inc. (a)	16	557
Papa John's International, Inc. (a)	12	329
Payless Shoesource, Inc. (a)	60	1,597
Penn National Gaming, Inc. (a)	22	1,265
Pep Boys - Manny Moe & Jack (The)	37	626
Performance Food Group Co. (a)	24	688
PetSmart, Inc.	35	1,132
Pier 1 Imports, Inc. (a)	54	352
Pinnacle Entertainment, Inc. (a)	35	928
Pre-Paid Legal Services, Inc. (a)	5	264
Priceline.Com, Inc. (a)	20	1,276
R.H. Donnelley Corp. (a)	21	1,313
Radio One, Inc. Class D (a)	47	286
RadioShack Corp.	45	1,131
Regal Entertainment Group	68	1,455
Regis Corp.	33	1,150
Rent-A-Center, Inc. (a)	63	1,223
Rite Aid Corp. (a)	176	970
Ross Stores, Inc.	25	723
Royal Caribbean Cruises Ltd.	45	1,734
Ruby Tuesday, Inc.	21	467
Safeway, Inc.	25	797
Saks, Inc.	92	1,703
Scholastic Corp. (a)	24	772
Scientific Games Corp. (a)	21	721
Service Corp. International	244	2,957
Sinclair Broadcast Group, Inc. Class A	34	443
Sirius Satellite Radio, Inc. (a)	387	1,165
Six Flags, Inc. (a)	50	191
SkyWest, Inc.	33	736
Sonic Corp. (a)	49	1,012
Sotheby's Holdings, Inc.	42	1,795
Southwest Airlines Co.	61	955
Staples, Inc.	57	1,312
Starbucks Corp. (a)	32	854
Starwood Hotels & Resorts Worldwide, Inc.	16	1,007
Station Casinos, Inc.	13	1,125
Stein Mart, Inc.	20	215
Stewart Enterprises, Inc. Class A	62	435
Strayer Education, Inc.	10	1,515
Supervalu, Inc.	69	2,875
Sysco Corp.	48	1,530
Talbots, Inc.	16	368
Target Corp.	50	3,028
The Walt Disney Co.	148	4,884
Time Warner, Inc.	224	4,314
TJX Companies, Inc. (The)	30	832
Tractor Supply Co. (a)	25	1,188
Triarc Cos., Inc. Class B	25	358
Tuesday Morning Corp.	28	326
United Natural Foods, Inc. (a)	23	626
Urban Outfitters, Inc. (a)	27	542
US Airways Group, Inc. (a)	18	558
Vail Resorts, Inc. (a)	19	1,017
Valassis Communications, Inc. (a)	43	510
ValueClick, Inc. (a)	63	1,347
VCA Antech, Inc. (a)	59	2,321
Viacom, Inc. Class B (a)	46	1,762
Wal-Mart Stores, Inc.	189	8,685
Walgreen Co.	73	3,225

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2010 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Consumer Services, continued
Warner Music Group Corp.	10	124
Washington Post Co. Class B	2	1,581
Westwood One, Inc.	50	263
Whole Foods Market, Inc.	38	1,408
Williams-Sonoma, Inc.	13	400
WMS Industries, Inc. (a)	25	652
Wynn Resorts Ltd.	21	2,028
XM Satellite Radio Holdings, Inc. Class A (a)	77	882
Yum! Brands, Inc.	40	1,282
Zale Corp. (a)	44	934
		236,851
Financials (5.38%)
ACE Ltd.	18	1,039
Affiliated Managers Group, Inc. (a)	9	1,017
AFLAC, Inc.	39	2,033
Alexandria Real Estate Equities, Inc. REIT	21	1,809
Allied World Assurance Holdings Ltd.	10	475
Allstate Corp.	35	1,860
AMB Property Corp. REIT	30	1,598
AMBAC Financial Group, Inc.	35	2,350
AMCORE Financial, Inc.	15	362
American Express Co.	82	4,800
American Financial Group, Inc.	23	646
American Financial Realty Trust REIT	117	1,026
American Home Mortgage Investment Corp. REIT	41	43
American International Group, Inc.	119	7,637
AmeriCredit Corp. (a)	39	793
Ameriprise Financial, Inc.	9	542
Anchor BanCorp Wisconsin, Inc.	13	291
Annaly Capital Management, Inc. REIT	231	3,338
Aon Corp.	12	480
Archstone-Smith Trust REIT	13	746
Arthur J. Gallagher & Co.	33	910
Associated Banc-Corp.	41	1,178
Assurant, Inc.	35	1,775
Assured Guaranty Ltd.	12	292
Astoria Financial Corp.	30	707
AvalonBay Communities, Inc. REIT	22	2,375
Axis Capital Holdings Ltd.	23	848
BancorpSouth, Inc.	67	1,564
Bank of America Corp.	235	11,144
Bank of Hawaii Corp.	36	1,729
Bank of New York Mellon Corp.	62	2,638
BB&T Corp.	30	1,123
BlackRock, Inc.	2	319
Boston Properties, Inc. REIT	10	945
Brandywine Realty Trust REIT	80	1,930
BRE Properties, Inc. REIT	36	1,819
Broadridge Financial Solutions, Inc.	7	123
Brown & Brown, Inc.	35	900
Camden Property Trust REIT	17	934
Capital One Financial Corp.	15	1,061
CapitalSource, Inc. REIT	43	817
CB Richard Ellis Group, Inc. Class A (a)	53	1,851
Charles Schwab Corp.	71	1,429
Chittenden Corp.	41	1,371
Chubb Corp. (The)	23	1,159
Cincinnati Financial Corp.	51	1,999
CIT Group, Inc.	58	2,388
Citigroup, Inc.	256	11,922
Citizens Banking Corp.	69	1,111
City National Corp.	11	779
CME Group, Inc.	6	3,384
Colonial BancGroup, Inc. (The)	51	1,112
Colonial Properties Trust REIT	42	1,453
Comerica, Inc.	7	369
Commerce Group, Inc.	55	1,580
CompuCredit Corp. (a)	9	236
Conseco, Inc. (a)	51	928
Corporate Executive Board Co.	9	607
Corporate Office Properties Trust REIT	31	1,168
Countrywide Financial Corp.	27	761
Cousins Properties, Inc. REIT	37	951
Covanta Holding Corp. (a)	28	635
Crescent Real Estate Equities Co. REIT	22	497
DCT Industrial Trust, Inc. REIT	151	1,480
Digital Realty Trust, Inc. REIT	38	1,260
Discover Financial Services (a)	23	530
Downey Financial Corp.	19	1,011
Duke Realty Corp. REIT	45	1,471
E*TRADE Financial Corp. (a)	116	2,148
East West Bancorp, Inc.	41	1,503
Eaton Vance Corp.	42	1,758
Endurance Specialty Holdings Ltd.	20	748
Equity Inns, Inc. REIT	49	1,096
Equity Lifestyle Properties, Inc. REIT	16	726
Erie Indemnity Co. Class A	2	103
Essex Property Trust, Inc. REIT	17	1,829
Everest Re Group Ltd.	9	884
F.N.B. Corp.	55	826
Fannie Mae	31	1,855
Federal Realty Investment Trust REIT	17	1,277
Federated Investors, Inc. Class B	33	1,188
Felcor Lodging Trust, Inc. REIT	56	1,230
Fidelity National Title Group, Inc.	64	1,337
Fifth Third Bancorp	27	996
First American Corp.	23	1,065
First Bancorp	70	644
First Horizon National Corp.	42	1,332
First Marblehead Corp.	13	428
First Midwest Bancorp, Inc.	45	1,480
First Niagara Financial Group, Inc.	97	1,247
FirstFed Financial Corp. (a)	13	588
FirstMerit Corp.	68	1,246
Forest City Enterprises, Inc. Class A	18	979
Franklin Resources, Inc.	13	1,656
Franklin Street Properties Corp. REIT	48	737
Freddie Mac	27	1,546
Fremont General Corp.	40	231
Friedman Billings Ramsey Group, Inc. Class A REIT	137	674
Fulton Financial Corp.	157	2,076
Genworth Financial, Inc. Class A	26	794
Global Payments, Inc.	19	711
Goldman Sachs Group, Inc.	18	3,390
Greater Bay Bancorp	46	1,236
Hartford Financial Services Group, Inc.	18	1,654

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2010 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Financials, continued
HCC Insurance Holdings, Inc.	37	1,083
Health Care Property Investors, Inc. REIT	69	1,880
Health Care Realty Trust, Inc. REIT	43	998
Health Care REIT, Inc.	66	2,423
Hilb, Rogal & Hobbs Co.	26	1,126
Home Properties, Inc. REIT	20	926
Horace Mann Educators Corp.	29	517
Hospitality Properties Trust REIT	31	1,189
Host Marriott Corp. REIT	35	739
HRPT Properties Trust REIT	191	1,786
Huntington Bancshares, Inc.	117	2,246
Impac Mortgage Holdings, Inc. REIT	46	118
IndyMac Bancorp, Inc.	64	1,408
IntercontinentalExchange, Inc. (a)	11	1,662
International Bancshares Corp.	16	352
International Securities Exchange Holdings, Inc.	23	1,511
Investment Technology Group, Inc. (a)	31	1,239
iStar Financial, Inc. REIT	42	1,526
Janus Capital Group, Inc.	60	1,804
Jefferies Group, Inc.	29	762
Jones Lang LaSalle, Inc.	11	1,208
JPMorgan Chase & Co.	112	4,929
KeyCorp	23	798
Kilroy Realty Corp. REIT	23	1,482
Kimco Realty Corp. REIT	68	2,538
Knight Capital Group, Inc. Class A (a)	95	1,343
LaBranche & Co., Inc. (a)	38	246
LaSalle Hotel Properties REIT	29	1,161
Lazard Ltd.	32	1,185
Legg Mason, Inc.	8	720
Lehman Brothers Holdings, Inc.	27	1,674
Lexington Corporate Properties Trust REIT	59	1,113
Liberty Property Trust REIT	30	1,125
Lincoln National Corp.	16	965
Loews Corp.	20	948
M&T Bank Corp.	3	319
Macerich Co. (The) REIT	22	1,609
Mack-Cali Realty Corp. REIT	23	888
MAF Bancorp, Inc.	28	1,471
Markel Corp. (a)	2	931
Marsh & McLennan Companies, Inc.	31	854
Marshall & Ilsley Corp.	80	3,297
MasterCard, Inc. Class A	17	2,734
MBIA, Inc.	45	2,524
Mercury General Corp.	6	311
Merrill Lynch & Co., Inc.	18	1,336
MetLife, Inc.	26	1,566
MGIC Investment Corp.	28	1,082
Mid-America Apartment Communities, Inc. REIT	14	632
Montpelier Re Holdings Ltd.	26	412
Moody's Corp.	14	753
Morgan Stanley	47	3,002
Nasdaq Stock Market, Inc. (a)	23	708
National City Corp.	33	970
National Financial Partners Corp.	27	1,252
National Retail Properties, Inc. REIT	54	1,170
Nationwide Financial Services, Inc. Class A	49	2,789
Nationwide Health Properties, Inc. REIT	76	1,811
New York Community Bancorp, Inc.	7	114
NewAlliance Bancshares, Inc.	56	757
Newcastle Investment Corp. REIT	36	648
Nuveen Investments, Inc.	24	1,467
NYSE Euronext	12	924
Ohio Casualty Corp.	50	2,171
Old National Bancorp	61	878
Old Republic International Corp.	74	1,357
Pacific Capital Bancorp	30	627
Park National Corp.	6	477
Pennsylvania Real Estate Investment Trust REIT	33	1,285
People's United Financial, Inc.	31	500
Philadelphia Consolidated Holding Co. (a)	42	1,518
Phoenix Cos., Inc. (The)	102	1,407
Piper Jaffray Co., Inc. (a)	11	527
Plum Creek Timber Co., Inc. REIT	59	2,293
PMI Group, Inc.	29	988
PNC Financial Services Group, Inc.	20	1,333
Popular, Inc.	85	1,121
Post Properties, Inc. REIT	31	1,365
Potlatch Corp. REIT	35	1,529
Principal Financial Group, Inc.	15	846
Protective Life Corp.	21	903
Provident Bankshares Corp.	30	861
Provident Financial Services, Inc.	54	761
Prudential Financial, Inc.	27	2,393
Public Storage, Inc. REIT	10	701
R.R. Donnelley & Sons Co.	72	3,043
Radian Group, Inc.	27	910
RAIT Investment Trust REIT	56	580
Raymond James Financial, Inc.	27	828
Rayonier, Inc. REIT	26	1,101
Realty Income Corp. REIT	90	2,112
Redwood Trust, Inc. REIT	22	634
Regency Centers Corp. REIT	21	1,362
Regions Financial Corp.	42	1,263
Reinsurance Group of America, Inc.	7	373
RenaissanceRe Holdings Ltd.	21	1,208
RLI Corp.	13	754
Ryland Group, Inc. (The)	11	366
SAFECO Corp.	35	2,046
SEI Investments Co.	44	1,199
Senior Housing Properties Trust REIT	75	1,296
Simon Property Group, Inc. REIT	17	1,471
SL Green Realty Corp. REIT	18	2,186
South Financial Group, Inc.	67	1,445
Sovereign Bancorp, Inc.	109	2,086
St. Joe Co.	23	932
State Street Corp.	18	1,207
Sterling Bancshares, Inc.	65	677
Sterling Financial Corp.	38	863
Strategic Hotel Capital, Inc. REIT	68	1,447
Sunstone Hotel Investors, Inc. REIT	52	1,291
SunTrust Banks, Inc.	20	1,566
Susquehanna Bancshares, Inc.	47	813
SVB Financial Group (a)	25	1,317
SWS Group, Inc.	19	335
Synovus Financial Corp.	90	2,516
T. Rowe Price Group, Inc.	72	3,753

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2010 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Financials, continued
Taubman Centers, Inc. REIT	38	1,827
TCF Financial Corp.	41	1,008
TD Ameritrade Holding Corp. (a)	15	254
Thornburg Mortgage, Inc. REIT	38	966
Torchmark Corp.	33	2,031
Travelers Companies, Inc.	38	1,930
Trustco Bank Corp.	50	464
Trustmark Corp.	47	1,176
U.S. Bancorp	99	2,965
UCBH Holdings, Inc.	90	1,480
UDR, Inc. REIT	45	1,039
Umpqua Holdings, Corp.	44	837
UnionBanCal Corp.	18	995
United Bankshares, Inc.	35	975
Unitrin, Inc.	7	297
UnumProvident Corp.	106	2,576
Valley National Bancorp	39	826
Ventas, Inc. REIT	35	1,142
Vornado Realty Trust REIT	11	1,177
W Holding Co., Inc.	121	267
Wachovia Corp.	109	5,146
Waddell & Reed Financial, Inc.	20	504
Washington Federal, Inc.	79	1,780
Washington Mutual, Inc.	50	1,877
Webster Financial Corp.	51	2,216
Weingarten Realty Investors REIT	27	988
Wells Fargo & Co.	178	6,011
Westamerica Bancorp	22	900
White Mountains Insurance Group Ltd.	1	550
Whitney Holding Corp.	53	1,324
Willis Group Holdings Ltd.	40	1,624
Wilmington Trust Corp.	23	896
Wintrust Financial Corp.	18	709
XL Capital Ltd. Class A	8	623
Zenith National Insurance Corp.	33	1,332
		357,270
Health Care (2.81%)
Abbott Laboratories	112	5,677
Abraxis BioScience, Inc. (a)	6	120
Adams Respiratory Therapeutics, Inc. (a)	14	518
Advanced Medical Optics, Inc. (a)	18	544
Aetna, Inc.	36	1,731
Affymetrix, Inc. (a)	15	366
Alcon, Inc.	6	819
Alexion Pharmaceuticals, Inc. (a)	20	1,163
Alkermes, Inc. (a)	72	1,025
Allergan, Inc.	24	1,395
American Medical Systems Holdings, Inc. (a)	40	731
Amerigroup Corp. (a)	32	886
Amgen, Inc. (a)	81	4,353
Amylin Pharmaceuticals, Inc. (a)	31	1,442
Applera Corp. - Applied Biosystems Group	61	1,904
Applera Corp. - Celera Genomics Group (a)	71	853
Apria Healthcare Group, Inc. (a)	39	1,023
ArthroCare Corp. (a)	19	962
Barr Pharmaceuticals, Inc. (a)	32	1,639
Bausch & Lomb, Inc.	16	1,023
Baxter International, Inc.	50	2,630
Beckman Coulter, Inc.	19	1,346
Bio-Rad Laboratories, Inc. Class A (a)	13	964
BioMarin Pharmaceutical, Inc. (a)	66	1,192
Biomet, Inc.	8	364
Boston Scientific Corp. (a)	105	1,381
Bristol-Myers Squibb Co.	98	2,784
Brookdale Senior Living, Inc.	13	520
C.R. Bard, Inc.	19	1,491
Celgene Corp. (a)	25	1,514
Cephalon, Inc. (a)	17	1,277
CIGNA Corp.	14	723
Community Health Systems, Inc. (a)	15	584
Cooper Companies, Inc. (The)	10	501
Covance, Inc. (a)	19	1,341
Coventry Health Care, Inc. (a)	36	2,009
Covidien Ltd. (a)	28	1,147
Cubist Pharmaceuticals, Inc. (a)	39	899
CV Therapeutics, Inc. (a)	23	228
Cyberonics, Inc. (a)	11	154
Cytyc Corp. (a)	34	1,431
Dade Behring Holdings, Inc.	26	1,946
DaVita, Inc. (a)	31	1,641
DENTSPLY International, Inc.	43	1,569
Edwards Lifesciences Corp. (a)	29	1,333
Eli Lilly & Co.	55	2,975
Endo Pharmaceuticals Holdings, Inc. (a)	40	1,360
Enzo Biochem, Inc. (a)	21	268
Express Scripts, Inc. (a)	14	702
Forest Laboratories, Inc. (a)	25	1,005
Gen-Probe, Inc. (a)	37	2,331
Genentech, Inc. (a)	14	1,041
Genzyme Corp. (a)	20	1,261
Gilead Sciences, Inc. (a)	70	2,606
Haemonetics Corp. (a)	15	741
Health Management Associates, Inc. Class A	81	653
Health Net, Inc. (a)	29	1,437
Healthways, Inc. (a)	25	1,093
Henry Schein, Inc. (a)	1	54
Hologic, Inc. (a)	34	1,761
Human Genome Sciences, Inc. (a)	93	722
Humana, Inc. (a)	43	2,756
IDEXX Laboratories, Inc. (a)	22	2,206
Illumina, Inc. (a)	32	1,458
Immucor, Inc. (a)	35	1,091
Incyte Corp. (a)	55	293
InterMune, Inc. (a)	14	299
Intuitive Surgical, Inc. (a)	11	2,339
Invacare Corp.	22	452
Invitrogen Corp. (a)	12	862
Johnson & Johnson	209	12,645
Kinetic Concepts, Inc. (a)	12	738
King Pharmaceuticals, Inc. (a)	81	1,378
Kyphon, Inc. (a)	28	1,837
Laboratory Corp. of America Holdings (a)	33	2,437
Lincare Holdings, Inc. (a)	26	928
Magellan Health Services, Inc. (a)	27	1,129
Manor Care, Inc.	22	1,394
Medarex, Inc. (a)	89	1,260
Medco Health Solutions, Inc. (a)	20	1,625
Medicines Co. (a)	19	302
Medicis Pharmaceutical Corp.	39	1,113

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2010 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Health Care, continued
Medtronic, Inc.	79	4,003
Mentor Corp.	30	1,181
Merck & Co., Inc.	113	5,610
MGI Pharma, Inc. (a)	48	1,201
Millennium Pharmaceuticals, Inc. (a)	106	1,070
Millipore Corp. (a)	16	1,258
Mylan Laboratories, Inc.	82	1,314
Myriad Genetics, Inc. (a)	21	785
Nabi Biopharmaceuticals (a)	44	187
Nektar Therapeutics (a)	51	389
Neurocrine Biosciences, Inc. (a)	15	153
Odyssey Healthcare, Inc. (a)	26	281
Onyx Pharmaceuticals, Inc. (a)	31	862
OSI Pharmaceuticals, Inc. (a)	12	387
Par Pharmaceutical Cos., Inc. (a)	8	190
PAREXEL International Corp. (a)	16	647
Patterson Cos., Inc. (a)	39	1,399
PDL BioPharma, Inc. (a)	35	822
Pediatrix Medical Group, Inc. (a)	2	108
Perrigo Co.	70	1,306
Pfizer, Inc.	294	6,912
Pharmaceutical Product Development, Inc.	31	1,039
PSS World Medical, Inc. (a)	49	844
Psychiatric Solutions, Inc. (a)	38	1,295
Quest Diagnostics, Inc.	8	444
Regeneron Pharmaceuticals, Inc. (a)	34	506
ResMed, Inc. (a)	23	989
Respironics, Inc. (a)	17	778
Schering-Plough Corp.	86	2,454
Sepracor, Inc. (a)	28	788
Sierra Health Services, Inc. (a)	32	1,301
St. Jude Medical, Inc. (a)	27	1,165
STERIS Corp.	48	1,313
Stryker Corp.	22	1,373
Sunrise Senior Living, Inc. (a)	31	1,233
Techne Corp. (a)	27	1,519
Tenet Health Care Corp. (a)	158	818
Thermo Electron Corp. (a)	27	1,410
Thervance, Inc. (a)	29	776
United Therapeutics Corp. (a)	13	902
UnitedHealth Group, Inc.	93	4,504
Universal Health Services, Inc. Class B	12	629
Varian Medical Systems, Inc. (a)	34	1,387
Varian, Inc. (a)	22	1,323
Ventana Medical Systems, Inc. (a)	21	1,750
Vertex Pharmaceuticals, Inc. (a)	38	1,227
Waters Corp. (a)	31	1,806
Watson Pharmaceuticals, Inc. (a)	34	1,034
WellCare Health Plans, Inc. (a)	8	810
Wyeth	66	3,202
Zimmer Holdings, Inc. (a)	8	622
		187,001
Industrials (4.06%)
AAR Corp. (a)	26	776
Accenture Ltd. Class A	40	1,685
Actuant Corp. Class A	20	1,220
Acuity Brands, Inc.	31	1,832
Administaff, Inc.	15	490
Aeroflex, Inc. (a)	67	940
Affiliated Computer Services, Inc. Class A (a)	28	1,502
Agilent Technologies, Inc. (a)	31	1,183
Albany International Corp.	20	750
Alliance Data Systems Corp. (a)	17	1,306
Alliant Techsystems, Inc. (a)	23	2,280
Allied Waste Industries, Inc. (a)	54	695
AMETEK, Inc.	32	1,249
Amphenol, Inc.	53	1,816
Anixter International, Inc. (a)	21	1,736
AptarGroup, Inc.	46	1,674
Armor Holdings, Inc. (a)	21	1,848
Astec Industries, Inc. (a)	8	417
BE Aerospace, Inc. (a)	58	2,352
BearingPoint, Inc. (a)	43	280
Belden CDT, Inc.	31	1,698
Bemis Co., Inc.	9	265
Black Box Corp.	13	523
Boeing Company (The)	55	5,689
Bowne & Co., Inc.	19	329
Brink's Co. (The)	14	856
Bucyrus International, Inc. Class A	22	1,398
Burlington Northern Santa Fe Corp.	10	821
C.H. Robinson Worldwide, Inc.	47	2,287
Carlisle Companies, Inc.	42	1,902
Ceradyne, Inc. (a)	18	1,343
Checkpoint Systems, Inc. (a)	36	831
Choicepoint, Inc. (a)	19	736
Cognex Corp.	23	484
Coherent, Inc. (a)	19	550
CommScope, Inc. (a)	38	2,068
Con-way, Inc.	2	99
Convergys Corp. (a)	46	876
Cooper Industries Ltd.	63	3,334
Corrections Corp. of America (a)	86	2,481
Cummins, Inc.	25	2,967
Danaher Corp.	19	1,419
Deere & Co.	13	1,565
Deluxe Corp.	47	1,775
Dionex Corp. (a)	11	748
Donaldson Co., Inc.	50	1,819
Dover Corp.	62	3,162
DRS Technologies, Inc.	28	1,466
Eagle Materials, Inc.	34	1,487
EGL, Inc. (a)	19	896
Electro Scientific Industries, Inc. (a)	19	417
EMCOR Group, Inc. (a)	30	1,077
Energy Conversion Devices, Inc. (a)	28	836
ESCO Technologies, Inc. (a)	19	689
Esterline Technologies Corp. (a)	18	833
Expeditors International of Washington, Inc.	58	2,591
Fastenal Co.	38	1,713
Fiserv, Inc. (a)	42	2,076
Flextronics International Ltd. (a)	106	1,184
FLIR Systems, Inc. (a)	47	2,052
Florida Rock Industries, Inc.	14	889
Flowserve Corp.	18	1,301
Fluor Corp.	26	3,003
Forrester Research, Inc. (a)	9	223
Fortune Brands, Inc.	9	732
Forward Air Corp.	16	545
Foster Wheeler Ltd. (a)	19	2,135
FTI Consulting, Inc. (a)	30	1,231
Gardner Denver, Inc. (a)	37	1,539
General Cable Corp. (a)	32	2,544
General Dynamics Corp.	19	1,493

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2010 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Industrials, continued
General Electric Co.	531	20,582
General Maritime Corp.	18	468
Genlyte Group, Inc. (a)	3	209
Goodrich Corp.	42	2,642
Graco, Inc.	16	657
GrafTech International Ltd. (a)	91	1,410
Granite Construction, Inc.	22	1,430
Harsco Corp.	25	1,316
Honeywell International, Inc.	41	2,358
Hubbell, Inc. Class B	17	980
IDEX Corp.	57	2,064
Ingersoll-Rand Co. Ltd. Class A	13	654
Insituform Technologies, Inc. Class A (a)	18	297
Iron Mountain, Inc. (a)	54	1,447
Itron, Inc. (a)	18	1,430
ITT Corp.	56	3,521
Jabil Circuit, Inc.	49	1,104
Jacobs Engineering Group, Inc. (a)	30	1,849
Joy Global, Inc.	26	1,287
Kaman Corp.	16	536
Kaydon Corp.	20	1,064
KEMET Corp. (a)	56	394
Kennametal, Inc.	28	2,146
Kirby Corp. (a)	14	567
L-3 Communications Holdings, Inc.	31	3,024
Landstar System, Inc.	35	1,591
Lincoln Electric Holdings, Inc.	28	2,016
Littelfuse, Inc. (a)	12	391
Lockheed Martin Corp.	20	1,970
Louisiana-Pacific Corp.	25	463
Manitowoc Co., Inc. (The)	17	1,320
Manpower, Inc.	23	1,818
Martin Marietta Materials, Inc.	12	1,644
Masco Corp.	17	463
McDermott International, Inc. (a)	29	2,405
MDU Resources Group, Inc.	56	1,527
MeadWestvaco Corp.	60	1,952
Methode Electronics, Inc.	27	437
Mettler-Toledo International, Inc. (a)	12	1,142
Molex, Inc. Class A	19	509
Monster Worldwide, Inc. (a)	28	1,089
Moog, Inc. Class A (a)	27	1,156
MSC Industrial Direct Co., Inc.	34	1,710
Mueller Industries, Inc.	33	1,217
Mueller Water Products, Inc. Class B	62	818
National Instruments Corp.	30	970
Navigant Consulting, Inc. (a)	29	457
NCI Building Systems, Inc. (a)	6	290
Neustar, Inc. (a)	19	548
Nordson Corp.	22	1,007
Norfolk Southern Corp.	13	699
Northrop Grumman Corp.	9	685
Old Dominion Freight Line, Inc. (a)	13	375
Orbotech Ltd. (a)	22	474
Oshkosh Truck Corp.	22	1,259
Owens Corning, Inc. (a)	22	669
Owens-Illinois, Inc. (a)	48	1,919
Pacer International, Inc.	28	616
Packaging Corp. of America	28	715
Pactiv Corp. (a)	45	1,422
Pall Corp.	41	1,702
Park Electrochemical Corp.	11	326
Parker Hannifin Corp.	33	3,256
Paychex, Inc.	21	869
Pentair, Inc.	28	1,014
PerkinElmer, Inc.	112	3,117
Power-One, Inc. (a)	54	214
Powerwave Technologies, Inc. (a)	77	504
Precision Castparts Corp.	10	1,371
Quanta Services, Inc. (a)	92	2,616
Raytheon Co.	5	277
Regal- Beloit Corp.	19	964
Republic Services, Inc.	14	447
Resources Connection, Inc. (a)	33	1,072
Robert Half International, Inc.	51	1,733
Rockwell Automation Corp.	9	630
Rockwell Collins, Inc.	41	2,817
Roper Industries, Inc.	26	1,559
Sanmina-SCI Corp. (a)	131	360
Sealed Air Corp.	49	1,335
Shaw Group, Inc. (a)	64	3,406
Smurfit-Stone Container Corp. (a)	85	1,002
Solectron Corp. (a)	302	1,136
Sonoco Products Co.	33	1,210
Spherion Corp. (a)	42	371
Spirit AeroSystems Holdings, Inc. (a)	34	1,234
SPX Corp.	19	1,784
Stericycle, Inc. (a)	3	144
TASER International, Inc. (a)	37	565
Tektronix, Inc.	27	887
Teleflex, Inc.	25	1,911
Teletech Holdings, Inc. (a)	26	763
Terex Corp. (a)	28	2,415
Tetra Tech, Inc. (a)	52	1,094
Texas Industries, Inc.	17	1,340
Thomas & Betts Corp. (a)	18	1,112
Timken Co.	29	969
Toro Co.	29	1,630
Trimble Navigation Ltd. (a)	78	2,576
Trinity Industries, Inc.	24	918
Tyco Electronics Ltd. (a)	28	1,003
Tyco International Ltd.	28	1,324
Union Pacific Corp.	10	1,191
United Rentals, Inc. (a)	62	1,993
USG Corp. (a)	23	955
UTi Worldwide, Inc.	19	477
Viad Corp.	14	503
Vishay Intertechnology, Inc. (a)	57	884
VistaPrint Ltd. (a)	24	820
Vulcan Materials Co.	24	2,297
W.W. Grainger, Inc.	21	1,835
Wabash National Corp.	20	254
Wabtec Corp.	35	1,429
Washington Group International, Inc. (a)	21	1,687
Waste Connections, Inc. (a)	12	372
Waste Management, Inc.	10	380
Watsco, Inc.	17	848
Watson Wyatt & Co. Holdings	26	1,158
Werner Enterprises, Inc.	24	467
Wesco International, Inc. (a)	15	803
Western Union Co.	59	1,177
World Fuel Services Corp.	20	818
YRC Worldwide, Inc. (a)	46	1,478

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2010 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Industrials, continued
Zebra Technologies Corp. Class A (a)	16	580
		269,570
Information Technology (0.10%)
ACI Worldwide, Inc. (a)	20	611
Automatic Data Processing, Inc.	35	1,625
Avid Technology, Inc. (a)	24	770
CheckFree Corp. (a)	17	626
Fidelity National Information Services, Inc.	57	2,829
		6,461
Oil & Gas (2.19%)
Anadarko Petroleum Corp.	26	1,309
Apache Corp.	19	1,534
Atwood Oceanics, Inc. (a)	19	1,303
Baker Hughes, Inc.	22	1,739
BJ Services Co.	81	2,118
Cabot Oil & Gas Corp.	52	1,778
Cameron International Corp. (a)	30	2,340
Cheniere Energy, Inc. (a)	37	1,392
Chevron Corp.	120	10,231
Cimarex Energy Co.	28	1,060
ConocoPhillips	86	6,952
Core Laboratories N.V. (a)	15	1,614
Crosstex Energy, Inc.	26	752
Denbury Resources, Inc. (a)	20	800
Devon Energy Corp.	24	1,791
Diamond Offshore Drilling, Inc.	3	310
Dresser-Rand Group, Inc. (a)	21	779
Dynegy, Inc. (a)	141	1,256
El Paso Corp.	214	3,563
ENSCO International, Inc.	41	2,504
EOG Resources, Inc.	19	1,332
EXCO Resources, Inc. (a)	64	1,117
Exxon Mobil Corp.	291	24,773
FMC Technologies, Inc. (a)	18	1,647
Forest Oil Corp. (a)	33	1,336
Global Industries Ltd. (a)	78	2,020
Grant Prideco, Inc. (a)	35	1,963
Grey Wolf, Inc. (a)	170	1,260
Halliburton Co.	64	2,305
Hanover Compressor Co. (a)	79	1,883
Helix Energy Solutions Group, Inc. (a)	16	623
Hercules Offshore, Inc. (a)	32	958
Hess Corp.	2	122
Holly Corp.	24	1,617
Input/Output, Inc. (a)	64	912
Marathon Oil Corp.	23	1,270
Mariner Energy, Inc. (a)	72	1,521
National-Oilwell Varco, Inc. (a)	12	1,441
Newpark Resources, Inc. (a)	65	411
Noble Corp.	37	3,791
Occidental Petroleum Corp.	48	2,723
Oceaneering International, Inc. (a)	29	1,629
OGE Energy Corp.	30	994
Parker Drilling Co. (a)	72	678
Penn Virginia Corp.	26	1,006
Plains Exploration & Production Co. (a)	22	951
Pogo Producing Co.	18	959
Pride International, Inc. (a)	45	1,577
Quicksilver Resources, Inc. (a)	13	548
Range Resources Corp.	26	966
Schlumberger Ltd.	79	7,483
SEACOR Holding, Inc. (a)	15	1,308
Smith International, Inc.	53	3,255
Southwestern Energy Co. (a)	40	1,625
St. Mary Land & Exploration Co.	39	1,298
Stone Energy Corp. (a)	17	553
Sunoco, Inc.	29	1,935
Superior Energy Services, Inc. (a)	53	2,137
Tesoro Corp.	42	2,092
TETRA Technologies, Inc. (a)	38	1,057
Transocean, Inc. (a)	21	2,256
Ultra Petroleum Corp. (a)	46	2,543
Unit Corp. (a)	18	991
Universal Compression Holdings, Inc. (a)	19	1,388
Valero Energy Corp.	31	2,077
W-H Energy Services, Inc. (a)	21	1,346
Weatherford International Ltd. (a)	20	1,107
XTO Energy, Inc.	28	1,527
		145,436
Technology (3.71%)
3Com Corp. (a)	100	400
Actel Corp. (a)	19	224
Adaptec, Inc. (a)	65	228
Adobe Systems, Inc. (a)	41	1,652
Advanced Micro Devices, Inc. (a)	30	406
Advent Software, Inc. (a)	12	456
Agilysys, Inc.	22	423
Akamai Technologies, Inc. (a)	44	1,494
Altera Corp.	100	2,320
American Tower Corp. Class A (a)	33	1,375
Amkor Technology, Inc. (a)	93	1,150
Analog Devices, Inc.	21	744
Andrew Corp. (a)	37	520
Ansys, Inc. (a)	50	1,302
Apple Computer, Inc. (a)	58	7,642
Applied Materials, Inc.	107	2,358
Ariba, Inc. (a)	49	409
Asyst Technologies, Inc. (a)	29	194
ATMI, Inc. (a)	20	580
Autodesk, Inc. (a)	55	2,330
Avaya, Inc. (a)	134	2,216
Axcelis Technologies, Inc. (a)	66	366
BEA Systems, Inc. (a)	117	1,448
BMC Software, Inc. (a)	51	1,465
Borland Software Corp. (a)	56	297
Broadcom Corp. (a)	31	1,017
Brocade Communications Systems, Inc. (a)	363	2,556
Brooks Automation, Inc. (a)	64	1,125
C-COR, Inc. (a)	35	471
Cabot Microelectronics Corp. (a)	13	554
CACI International, Inc. Class A (a)	22	978
Cadence Design Systems, Inc. (a)	93	1,990
CDW Corp. (a)	12	1,010
Cerner Corp. (a)	19	1,005
Check Point Software Technologies Ltd. (a)	59	1,437
CIBER, Inc. (a)	40	304
CIENA Corp. (a)	53	1,936
Cisco Systems, Inc. (a)	400	11,564
Citrix Systems, Inc. (a)	49	1,772
Cognizant Technology Solutions Corp. (a)	39	3,158

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2010 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Technology, continued
Computer Sciences Corp. (a)	52	2,895
Compuware Corp. (a)	108	1,008
Conexant Systems, Inc. (a)	445	583
Corning, Inc. (a)	110	2,622
Crown Castle International Corp. (a)	66	2,393
CSG Systems International, Inc. (a)	43	1,076
Cymer, Inc. (a)	27	1,154
Dell, Inc. (a)	138	3,860
Digital River, Inc. (a)	29	1,305
DST Systems, Inc. (a)	16	1,214
Dycom Industries, Inc. (a)	37	1,034
EarthLink, Inc. (a)	103	716
Electronics for Imaging, Inc. (a)	29	762
EMC Corp. (a)	149	2,758
Emulex Corp. (a)	79	1,564
Equinix, Inc. (a)	18	1,564
Exar Corp. (a)	23	325
F5 Networks, Inc. (a)	25	2,167
First Data Corp.	52	1,653
FormFactor, Inc. (a)	31	1,190
Gateway, Inc. (a)	183	260
Google, Inc. Class A (a)	16	8,160
Harmonic, Inc. (a)	54	479
Harris Stratex Networks Class A (a)	14	238
Hewlett-Packard Co.	194	8,930
Hutchinson Technology, Inc. (a)	19	381
IKON Office Solutions, Inc.	99	1,372
Imation Corp.	26	813
Informatica Corp. (a)	49	683
InfoSpace, Inc.	19	396
Ingram Micro, Inc. Class A (a)	48	962
Insight Enterprises, Inc. (a)	33	744
Intel Corp.	393	9,283
Inter-Tel, Inc.	15	372
Intermec, Inc. (a)	35	897
International Business Machines Corp.	72	7,967
International Rectifier Corp. (a)	16	587
Intersil Corp. Class A	40	1,170
Interwoven, Inc. (a)	36	499
Intuit, Inc. (a)	87	2,492
j2 Global Communications, Inc. (a)	36	1,175
Jack Henry & Associates, Inc.	76	1,826
JDA Software Group, Inc. (a)	21	475
Juniper Networks, Inc. (a)	26	779
KLA-Tencor Corp.	15	852
Kulicke & Soffa Industries, Inc. (a)	41	384
Lam Research Corp. (a)	37	2,140
Lattice Semiconductor Corp. (a)	70	331
Lexmark International, Inc. (a)	30	1,186
Linear Technology Corp.	17	606
Marvell Technology Group Ltd. (a)	27	486
Maxim Integrated Products, Inc.	25	793
MEMC Electronic Materials, Inc. (a)	13	797
Mentor Graphics Corp. (a)	75	901
Micron Technology, Inc. (a)	229	2,718
MICROS Systems, Inc. (a)	28	1,492
Microsemi Corp. (a)	48	1,119
Microsoft Corp.	588	17,046
Motorola, Inc.	165	2,803
MRV Communications, Inc. (a)	79	209
National Semiconductor Corp.	85	2,209
NCR Corp. (a)	54	2,820
Network Appliance, Inc. (a)	22	623
Novell, Inc. (a)	115	772
NVIDIA Corp. (a)	94	4,301
OmniVision Technologies, Inc. (a)	39	670
ON Semiconductor Corp. (a)	62	733
Openwave Systems, Inc.	71	373
Oracle Corp. (a)	274	5,239
Packeteer, Inc. (a)	27	186
Parametric Technology Corp. (a)	104	1,834
Perot Systems Corp. (a)	78	1,187
Photronics, Inc. (a)	26	365
Plantronics, Inc.	36	1,009
PMC-Sierra, Inc. (a)	189	1,440
Progress Software Corp. (a)	17	514
QUALCOMM, Inc.	108	4,498
Quantum Corp. (a)	115	325
Radisys Corp. (a)	15	176
Rambus, Inc. (a)	27	365
Red Hat, Inc. (a)	48	999
RF Micro Devices, Inc. (a)	174	1,208
S1 Corp. (a)	26	189
Salesforce.com, Inc. (a)	19	738
SanDisk Corp. (a)	14	751
SAVVIS, Inc. (a)	13	488
SBA Communications Corp. Class A (a)	64	2,133
Semtech Corp. (a)	55	894
Silicon Image, Inc. (a)	44	300
Silicon Laboratories, Inc. (a)	36	1,254
Silicon Storage Technology, Inc. (a)	36	130
SiRF Technology Holdings, Inc. (a)	27	633
Skyworks Solutions, Inc. (a)	147	1,164
SonicWALL, Inc. (a)	46	407
SRA International, Inc. Class A (a)	30	715
Sun Microsystems, Inc. (a)	202	1,030
Sybase, Inc. (a)	83	1,969
Sycamore Networks, Inc. (a)	125	520
Symantec Corp. (a)	71	1,363
Synopsys, Inc. (a)	48	1,174
Tech Data Corp. (a)	49	1,836
Tellabs, Inc. (a)	135	1,532
Teradyne, Inc. (a)	9	141
Tessera Technologies, Inc. (a)	29	1,193
Texas Instruments, Inc.	99	3,484
TIBCO Software, Inc. (a)	156	1,268
Trident Microsystems, Inc. (a)	41	624
TriQuint Semiconductor, Inc. (a)	100	442
Unisys Corp. (a)	115	930
United Online, Inc.	59	833
Varian Semiconductor Equipment Associates, Inc. (a)	55	2,585
VeriFone Holdings, Inc. (a)	17	619
Vignette Corp. (a)	20	421
Websense, Inc. (a)	27	539
Wind River Systems, Inc. (a)	29	277
Xerox Corp. (a)	21	367
Yahoo!, Inc. (a)	87	2,023
		246,334
Telecommunications (0.61%)
ALLTEL Corp.	18	1,187
AT&T, Inc.	271	10,612
CenturyTel, Inc.	36	1,651
Cincinnati Bell, Inc. (a)	221	1,140
Citizens Communications Co., Series B	83	1,198

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2010 Fund	July 31, 2007 (Unaudited)

	Shares/
	Principal
Security Description	Amount	Value
Common Stocks, continued
Telecommunications, continued
Embarq Corp.	50	3,090
Harris Corp.	37	2,031
InterDigital, Inc. (a)	38	1,062
JDS Uniphase Corp. (a)	64	917
Leap Wireless International, Inc. (a)	15	1,326
NII Holdings, Inc. (a)	40	3,361
Sprint Nextel Corp.	143	2,936
Verizon Communications, Inc.	145	6,180
Virgin Media, Inc.	74	1,838
Windstream Corp.	157	2,166
		40,695
Utilities (1.20%)
AES Corp. (a)	44	865
AGL Resources, Inc.	70	2,639
Allegheny Energy, Inc. (a)	40	2,089
ALLETE, Inc.	19	833
Alliant Energy Corp.	39	1,441
Ameren Corp.	68	3,263
American Electric Power Co., Inc.	22	957
Aqua America, Inc.	22	481
Aquila, Inc. (a)	65	246
Atmos Energy Corp.	50	1,404
Avista Corp.	48	951
Black Hills Corp.	30	1,119
CenterPoint Energy, Inc.	93	1,533
Cleco Corp.	52	1,235
CMS Energy Corp.	74	1,196
Dominion Resources, Inc. (Virginia)	20	1,684
DPL, Inc.	17	452
DTE Energy Co.	59	2,736
Duke Energy Corp.	60	1,022
Edison International	17	899
El Paso Electric Co. (a)	42	977
Energy East Corp.	49	1,240
Exelon Corp.	11	772
FirstEnergy Corp.	18	1,094
FPL Group, Inc.	21	1,212
Great Plains, Inc.	6	167
Hawaiian Electric Industries, Inc.	73	1,665
IDACORP, Inc.	39	1,207
Integrys Energy Group, Inc.	51	2,524
National Fuel Gas Co.	19	824
Nicor, Inc.	15	591
NiSource, Inc.	91	1,735
Northeast Utilities	51	1,394
Northwest Natural Gas Co.	25	1,042
NSTAR	36	1,132
ONEOK, Inc.	34	1,726
Pepco Holdings, Inc.	12	325
PG&E Corp.	20	856
Piedmont Natural Gas Co.	39	904
Pinnacle West Capital Corp.	33	1,237
PNM Resources, Inc.	62	1,602
PPL Corp.	8	377
Progress Energy, Inc.	14	611
Public Service Enterprise Group, Inc.	9	749
Puget Energy, Inc.	38	880
Questar Corp.	45	2,317
Reliant Energy, Inc. (a)	113	2,902
SCANA Corp.	35	1,308
Sempra Energy	13	685
Sierra Pacific Resources (a)	77	1,224
Southern Co.	24	807
Southern Union Co.	67	2,069
Southwest Gas Corp.	38	1,181
Spectra Energy Corp.	36	917
Teco Energy, Inc.	70	1,130
UGI Corp.	72	1,858
UniSource Energy Corp.	14	426
Vectren Corp.	69	1,723
Westar Energy, Inc.	79	1,819
WGL Holdings, Inc.	44	1,317
Wisconsin Energy Corp.	39	1,674
Xcel Energy, Inc.	136	2,761
		80,006
Total Common Stocks (Cost $1,725,910)		1,803,549

Corporate Bonds (15.84%)
Basic Materials (1.77%)
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14	$ 95,000	90,745
Eastman Chemical Co., 7.60%, 2/1/27	25,000	26,777
		117,522
Consumer Goods (0.49%)
Kimberly-Clark Corp., 5.00%, 8/15/13	20,000	19,350
Procter & Gamble Co., 4.95%, 8/15/14	14,000	13,548
		32,898
Consumer Services (2.23%)
Bottling Group LLC, 4.63%, 11/15/12	5,000	4,839
Comcast Corp., 6.50%, 11/15/35	95,000	90,447
Kohl's Corp., 6.00%, 1/15/33	46,000	42,617
Target Corp., 5.88%, 3/1/12	10,000	10,056
		147,959
Financials (7.91%)
Allstate Corp., 7.20%, 12/1/09	10,000	10,427
American General Finance, 5.38%, 10/1/12	38,000	37,573
Berkley Corp., 6.15%, 8/15/19	45,000	44,199
Citigroup, Inc., 6.63%, 1/15/28	23,000	24,071
Countrywide Financial Corp., 6.25%, 5/15/16	100,000	94,030
Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11	30,000	30,640
First Union National Bank, 7.80%, 8/18/10	22,000	23,551
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12	13,000	13,361
Morgan Stanley Dean Witter, 6.75%, 4/15/11	27,000	27,955
National Rural Utilities, 7.25%, 3/1/12	72,000	76,788
U.S. Bank N.A. Minnesota, 6.38%, 8/1/11	13,000	13,450
Verizon Global Funding Corp., 7.25%, 12/1/10	101,000	106,060
Wells Fargo & Co., 4.63%, 8/9/10	24,000	23,504
		525,609
Industrials (1.70%)
Boeing Co., 6.13%, 2/15/33	11,000	11,280
Norfolk Southern Corp., 6.20%, 4/15/09	36,000	36,397
Union Pacific Corp., 4.88%, 1/15/15	70,000	65,273
		112,950
Technology (0.18%)
IBM Corp., 8.38%, 11/1/19	10,000	12,184
		12,184
Utilities (1.56%)
Florida Power & Light, 5.95%, 10/1/33	75,000	74,442

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2010 Fund	July 31, 2007 (Unaudited)

	Shares/
	Principal
Security Description	Amount	Value
Corporate Bonds, continued
Utilities, continued
General Electric Co., 5.00%, 2/1/13	30,000	29,289
		103,731
Total Corporate Bonds (Cost $1,066,364)		1,052,853

U.S. Government Agency Pass-Through Securities (20.18%)
Fannie Mae
4.42%, 10/1/35, Pool #836206	8,763	8,612
4.50%, 1/1/19, Pool #735057	2,487	2,381
4.50%, 9/1/20, Pool #839289	2,555	2,436
4.50%, 8/1/35, Pool #835751	70,321	64,046
5.00%, 5/1/18, Pool #703444	7,374	7,150
5.00%, 1/1/19, Pool #255077	21,692	21,140
5.00%, 8/1/19, Pool #793396	2,710	2,628
5.00%, 12/1/19, Pool #745369	1,573	1,533
5.00%, 3/1/20, Pool #819410	1,579	1,533
5.00%, 6/1/20, Pool #839333	63,169	61,246
5.00%, 8/1/33, Pool #713679	34,866	32,703
5.00%, 5/1/34, Pool #768230	5,039	4,726
5.00%, 8/1/35, Pool #848355	10,743	10,076
5.50%, 8/1/17, Pool #826283	1,448	1,437
5.50%, 3/1/20, Pool #735405	33,951	33,533
5.50%, 3/1/20, Pool #735611	1,532	1,520
5.50%, 12/1/20, Pool #850811	107,347	106,025
5.50%, 2/1/33, Pool #652693	108,886	105,158
5.50%, 1/1/34, Pool #756233	90,414	87,318
5.50%, 1/1/35, Pool #808374	26,342	25,440
6.00%, 6/1/17, Pool #555004	96,840	97,816
6.00%, 10/1/32, Pool #667994	5,801	5,782
6.00%, 9/1/33, Pool #736937	2,728	2,703
6.00%, 8/1/34, Pool #725690	266,634	264,205
6.00%, 4/1/35, Pool #735503	2,220	2,211
7.00%, 4/1/34, Pool #780703	3,727	3,845
Freddie Mac
4.00%, 6/1/18, Pool #E01401	4,164	3,892
4.50%, 11/1/18, Pool #E01489	4,099	3,925
4.50%, 1/1/19, Pool #B11878	6,426	6,151
4.50%, 7/1/19, Pool #B15661	19,296	18,443
5.00%, 8/1/33, Pool #A12886	3,578	3,375
5.00%, 12/1/34, Pool #A29017	35,508	33,472
5.50%, 8/1/33, Pool #A11851	6,732	6,534
5.50%, 10/1/34, Pool #A27526	5,946	5,770
5.50%, 10/1/35, Pool #A39170	103,990	100,735
6.50%, 12/1/33, Pool #A16523	72,277	73,566
Ginnie Mae
5.50%, 4/15/33, Pool #603566	1,927	1,882
5.50%, 4/15/34, Pool #626116	1,263	1,233
5.50%, 9/15/35, Pool #644611	1,730	1,687
6.00%, 2/15/32, Pool #569704	122,924	123,105
Total U.S. Government Agency Pass-Through Securities (Cost $1,351,477)		1,340,973
U.S. Government Agency Securities (7.46%)
Fannie Mae
4.50%, 10/15/08	20,000	19,887
4.63%, 1/15/08	105,000	104,675
6.63%, 9/15/09	20,000	20,666
Federal Home Loan Bank
4.63%, 2/8/08, Series 627	50,000	49,827
4.63%, 11/21/08, Series 598	20,000	19,911
Federal National Mortgage Association, 5.63%, 11/15/21	25,000	24,571
Freddie Mac
4.63%, 2/21/08	116,000	115,579
4.63%, 12/19/08	15,000	14,932
4.75%, 1/18/11	15,000	14,864
4.75%, 1/19/16	70,000	67,291
6.25%, 7/15/32	40,000	43,645
Total U.S. Government Agency Securities (Cost $499,793)		495,848

U.S. Treasury Obligations (13.08%)
U.S. Treasury Bonds
5.25%, 11/15/28	208,000	214,907
5.38%, 2/15/31	20,000	21,114
6.00%, 2/15/26	50,000	55,867
U.S. Treasury Notes
4.00%, 6/15/09	7,000	6,929
4.00%, 4/15/10	235,000	231,787
4.25%, 8/15/15	95,000	91,749
4.88%, 2/15/12	31,000	31,390
5.00%, 2/15/11	18,000	18,273
5.63%, 5/15/08	196,000	197,087
Total U.S. Treasury Obligations (Cost $866,247)		869,103

Investment Companies (11.24%)
American Beacon Money Market Select Fund	747,146	747,146
Total Investments (Cost $ 6,256,937) (b) — 94.94%		6,309,472
Other assets in excess of liabilities — 5.06%		336,228
NET ASSETS — 100.00%		$6,645,700

(a)	Non-income Producing
(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
LLC	Limited Liability Co.
REIT	Real Estate Investment Trust

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2015 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks (43.60%)
Basic Materials (2.21%)
A. Schulman, Inc.	54	1,254
Air Products & Chemicals, Inc.	34	2,937
Airgas, Inc.	145	6,771
AK Steel Holding Corp. (a)	231	9,233
Albemarle Corp.	73	2,937
Alcoa, Inc.	151	5,768
Allegheny Technologies, Inc.	88	9,234
Arch Coal, Inc.	127	3,796
Ashland, Inc.	55	3,358
Bowater, Inc.	174	3,414
Cabot Corp.	66	2,665
Cambrex Corp.	75	1,025
Carpenter Technology Corp.	48	5,697
Celanese Corp., Series A	157	5,887
Chaparral Steel Co.	91	7,648
Chemtura Corp.	273	2,847
Cleveland-Cliffs, Inc.	81	5,611
Coeur d'Alene Mines Corp. (a)	711	2,780
Commercial Metals Co.	124	3,824
CONSOL Energy, Inc.	171	7,122
Cytec Industries, Inc.	82	5,493
Domtar Corp. (a)	621	5,906
Dow Chemical Company (The)	167	7,261
E.I. DuPont de Nemours & Co.	160	7,477
Eastman Chemical Co.	92	6,331
Ecolab, Inc.	168	7,074
Ferro Corp.	99	2,213
FMC Corp.	70	6,239
Foundation Coal Holdings, Inc.	104	3,624
Freeport-McMoRan Copper & Gold, Inc. Class B	80	7,518
Georgia Gulf Corp.	96	1,554
H.B. Fuller Co.	180	4,973
Headwaters, Inc. (a)	119	1,919
Hercules, Inc. (a)	341	7,079
Huntsman Corp.	68	1,731
International Coal Group, Inc. (a)	285	1,157
International Flavors & Fragrances, Inc.	93	4,660
International Paper Co.	69	2,558
Kaiser Aluminum Corp.	33	2,228
Lubrizol Corp.	71	4,449
Lyondell Chemical Co.	231	10,372
Massey Energy Co.	67	1,430
Meridian Gold, Inc. (a)	81	2,287
Minerals Technologies, Inc.	37	2,393
Monsanto Co.	127	8,185
Mosaic Co. (a)	142	5,334
Neenah Paper, Inc.	37	1,433
Newmont Mining Corp.	94	3,925
Olin Corp.	177	3,694
OM Group, Inc. (a)	88	4,263
Peabody Energy Corp.	65	2,747
PPG Industries, Inc.	19	1,449
Praxair, Inc.	68	5,210
Reliance Steel & Aluminum Co.	65	3,415
Rohm & Haas Co.	132	7,461
RPM International, Inc.	355	8,346
RTI International Metals, Inc. (a)	47	3,724
Ryerson, Inc.	74	2,375
Sensient Technologies Corp.	114	2,896
Sigma-Aldrich Corp.	103	4,668
Southern Copper Corp.	12	1,353
Stillwater Mining Co. (a)	134	1,219
Titanium Metals Corp. (a)	118	3,944
Tredegar Corp.	84	1,542
United States Steel Corp.	116	11,402
USEC, Inc. (a)	234	3,929
Valspar Corp.	285	7,863
Wausau Paper Corp.	136	1,522
Weyerhaeuser Co.	34	2,422
Worthington Industries, Inc.	211	4,368
		310,423
Consumer Goods (3.63%)
Altria Group, Inc.	349	23,198
American Axle & Manufacturing Holdings, Inc.	135	3,267
Anheuser-Busch Cos., Inc.	135	6,584
ArvinMeritor, Inc.	215	4,263
Blyth, Inc.	85	1,897
Brown-Forman Corp. Class B	37	2,458
Brunswick Corp.	84	2,349
Callaway Golf Co.	206	3,343
Centex Corp.	117	4,365
Champion Enterprises, Inc. (a)	224	2,625
Chiquita Brands International, Inc. (a)	127	2,230
Church & Dwight Co.	113	5,544
Clorox Co.	18	1,088
Coach, Inc. (a)	80	3,637
Coca-Cola Co. (The)	360	18,760
Colgate-Palmolive Co.	96	6,336
ConAgra Foods, Inc.	88	2,231
Constellation Brands, Inc. Class A (a)	208	4,561
Cooper Tire & Rubber Co.	151	3,471
Corn Products International, Inc.	205	9,147
Crocs, Inc. (a)	168	9,966
D.R. Horton, Inc.	275	4,488
Del Monte Foods Co.	111	1,288
Eastman Kodak Co.	292	7,373
Electronic Arts, Inc. (a)	80	3,891
Energizer Holdings, Inc. (a)	50	5,045
Ethan Allen Interiors, Inc.	85	2,904
Ford Motor Co. (a)	419	3,566
Fossil, Inc. (a)	145	3,705
Furniture Brands International, Inc.	138	1,521
Garmin Ltd.	105	8,809
General Mills, Inc.	43	2,392
General Motors Corp.	71	2,300
Gentex Corp.	131	2,586
Genuine Parts Co.	176	8,374
Goodyear Tire & Rubber Co. (a)	155	4,452
H.J. Heinz Co.	58	2,538
Hanesbrands, Inc. (a)	109	3,380
Hansen Natural Corp. (a)	154	6,245
Harley-Davidson, Inc.	56	3,210
Harman International Industries, Inc.	54	6,264
Hasbro, Inc.	159	4,455
Herbalife Ltd.	39	1,598
Herman Miller, Inc.	61	1,862
Hershey Co.	33	1,521
Hormel Foods Corp.	56	1,928
Hovnanian Enterprises, Inc. Class A (a)	37	490
Interface, Inc.	123	2,267
J.M. Smucker Co.	56	3,125

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2015 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Consumer Goods, continued
JAKKS Pacific, Inc. (a)	84	$1,992
Jarden Corp. (a)	137	4,950
Johnson Controls, Inc.	32	3,621
Jones Apparel Group, Inc.	124	3,095
KB Home	87	2,767
Kellwood Co.	65	1,667
Kimberly-Clark Corp.	61	4,103
Kraft Foods, Inc. Class A	270	8,842
La-Z-Boy, Inc.	122	1,221
Lancaster Colony Corp.	47	1,820
Lear Corp. (a)	182	6,112
Leggett & Platt, Inc.	202	4,187
Lennar Corp. Class A	126	3,863
Lennar Corp. Class B	13	381
Liz Claiborne, Inc.	115	4,041
M.D.C. Holdings, Inc.	37	1,702
Martek Biosciences Corp. (a)	59	1,512
Mattel, Inc.	398	9,118
McCormick & Co., Inc.	122	4,168
Meritage Homes Corp. (a)	53	1,034
Modine Manufacturing Co.	90	2,304
Molson Coors Brewing Co. Class B	82	7,293
Monaco Coach Corp.	83	1,158
Nautilus, Inc.	94	925
NBTY, Inc. (a)	122	5,312
Newell Rubbermaid, Inc.	285	7,538
Nu Skin Enterprises, Inc. Class A	124	1,924
NutriSystem, Inc. (a)	69	3,845
Oakley, Inc.	50	1,410
Pepsi Bottling Group, Inc.	138	4,617
PepsiAmericas, Inc.	66	1,826
PepsiCo, Inc.	377	24,739
Phillips-Van Heusen Corp.	120	6,247
Polo Ralph Lauren Corp.	53	4,736
Pool Corp.	111	3,731
Procter & Gamble Co.	702	43,426
Pulte Homes, Inc.	39	754
Quiksilver, Inc. (a)	367	4,709
Ralcorp Holdings, Inc. (a)	54	2,806
Reynolds American, Inc.	29	1,774
Sara Lee Corp.	105	1,664
sBriggs & Stratton Corp.	132	3,744
Select Comfort Corp. (a)	118	1,881
Smithfield Foods, Inc. (a)	114	3,541
Snap-on, Inc.	120	6,280
Standard Pacific Corp.	57	844
Stride Rite Corp.	98	1,996
Superior Industries International, Inc.	66	1,221
The Stanley Works	91	5,035
Thor Industries, Inc.	20	820
THQ, Inc. (a)	137	3,940
Timberland Co. (a)	106	2,520
Toll Brothers, Inc. (a)	126	2,763
TreeHouse Foods, Inc. (a)	75	1,681
Tupperware Brands Corp.	183	4,760
Tyson Foods, Inc. Class A	274	5,836
Under Armour, Inc. (a)	70	4,299
United Stationers, Inc. (a)	64	4,079
Universal Corp.	78	4,306
UST, Inc.	168	8,996
Visteon Corp. (a)	390	2,504
WCI Communities, Inc. (a)	85	751
WD-40 Co.	50	1,660
Weight Watchers International, Inc.	37	1,795
WM. Wrigley Jr. Co.	46	2,653
WM. Wrigley Jr. Co. CI B	8	462
Wolverine World Wide, Inc.	169	4,573
		508,771
Consumer Services (5.73%)
99 Cents Only Stores (a)	138	1,679
Abercrombie & Fitch Co.	70	4,893
Advance Auto Parts, Inc.	74	2,573
Aeropostale, Inc. (a)	114	4,341
AirTran Holdings, Inc. (a)	220	2,165
Alaska Air Group, Inc. (a)	113	2,636
Amazon.com, Inc. (a)	68	5,341
American Greetings Corp. Class A	161	3,982
AmerisourceBergen Corp.	178	8,386
AMR Corp. (a)	209	5,158
AnnTaylor Stores Corp. (a)	66	2,074
Apollo Group, Inc. Class A (a)	121	7,152
Applebee's International, Inc.	198	4,871
aQuantive, Inc. (a)	146	9,658
Arbitron, Inc.	57	2,839
AutoNation, Inc. (a)	173	3,370
AutoZone, Inc. (a)	44	5,580
Avis Budget Group, Inc. (a)	275	7,059
Bally Technologies, Inc. (a)	147	3,616
Bed Bath & Beyond, Inc. (a)	39	1,351
Belo Corp., Series A	96	1,718
Best Buy Co., Inc.	87	3,879
Big Lots, Inc. (a)	113	2,922
BJ's Wholesale Club, Inc. (a)	66	2,241
Blockbuster, Inc. Class A (a)	233	1,000
Bob Evans Farms, Inc.	110	3,569
Borders Group, Inc.	158	2,585
Boyd Gaming Corp.	38	1,676
Brown Shoe Co., Inc.	97	2,031
Cablevision Systems Corp. (a)	206	7,332
Cardinal Health, Inc.	92	6,047
CarMax, Inc. (a)	186	4,451
Carnival Corp.	77	3,412
Casey's General Stores, Inc.	124	3,091
Cato Corp. Class A	87	1,799
CBRL Group, Inc.	37	1,422
CBS Corp. Class B	128	4,060
CEC Entertainment, Inc. (a)	70	2,066
Charming Shoppes, Inc. (a)	368	3,636
Charter Communicatons, Inc. (a)	872	3,540
Cheesecake Factory, Inc. (The) (a)	158	3,890
Chemed Corp.	52	3,291
Chico's FAS, Inc. (a)	149	2,885
Children's Place Retail Stores, Inc. (a)	48	1,637
Choice Hotels International, Inc.	35	1,266
Circuit City Stores, Inc.	152	1,809
Clear Channel Communications, Inc.	66	2,435
Coldwater Creek, Inc. (a)	35	689
Comcast Corp. Class A (a)	435	11,427
Continental Airlines, Inc. Class B (a)	98	3,088
Corinthian Colleges, Inc. (a)	215	2,896
Costco Wholesale Corp.	117	6,997
Cox Radio, Inc. (a)	95	1,230
CTC Media, Inc. (a)	38	928
Cumulus Media, Inc. (a)	110	1,162
CVS Corp.	353	12,422
Dick's Sporting Goods, Inc. (a)	72	4,049
Dillard's, Inc.	179	5,350
DIRECTV Group, Inc. (a)	147	3,294

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2015 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Consumer Services, continued
Discovery Holding Co. Class A (a)	234	5,550
Dun & Bradstreet Corp. (The)	55	5,377
E.W. Scripps Co. Class A	83	3,400
eBay, Inc. (a)	226	7,322
EchoStar Communications Corp. (a)	192	8,120
Entercom Communications Corp. Class A	89	2,010
Expedia, Inc. (a)	224	5,961
FactSet Research Systems, Inc.	35	2,310
Family Dollar Stores, Inc.	118	3,495
Flowers Foods, Inc.	174	3,567
Foot Locker, Inc.	177	3,285
Fred's, Inc.	109	1,294
GameStop Corp. Class A (a)	116	4,681
Gannett Co., Inc.	33	1,647
Gaylord Entertainment Co. (a)	85	4,248
Gemstar-TV Guide International, Inc. (a)	763	4,380
Getty Images, Inc. (a)	36	1,617
Guess?, Inc.	47	2,232
Guitar Center, Inc. (a)	64	3,715
H&R Block, Inc.	304	6,065
Hilton Hotels Corp.	90	3,979
Home Depot, Inc.	340	12,638
Hot Topic, Inc. (a)	125	1,125
Idearc, Inc.	148	5,137
IHOP Corp.	37	2,413
International Game Technology	88	3,108
International Speedway Corp. Class A	75	3,592
Interpublic Group of Cos., Inc. (The) (a)	402	4,217
ITT Educational Services, Inc. (a)	91	9,615
J. Crew Group, Inc. (a)	84	4,225
J.C. Penney Co., Inc.	44	2,994
Jack in the Box, Inc. (a)	71	4,543
JetBlue Airways Corp. (a)	162	1,596
John Wiley & Sons, Inc. Class A	98	4,144
Kohl's Corp. (a)	75	4,560
Krispy Kreme Doughnuts, Inc. (a)	162	1,102
Kroger Co.	125	3,245
Lamar Advertising Co. Class A	75	4,465
Las Vegas Sands Corp. (a)	25	2,181
Lee Enterprises, Inc.	122	2,148
Liberty Global, Inc., Series C (a)	171	6,813
Liberty Media Holding Corp., Capital
Series A (a)	35	4,006
Liberty Media Holding Corp., Interactive Series A (a)	144	3,017
Life Time Fitness, Inc. (a)	68	3,497
Live Nation, Inc. (a)	114	2,264
Longs Drug Stores Corp.	59	2,853
Lowe's Companies, Inc.	324	9,075
Macy's, Inc.	83	2,994
Marriott International, Inc. Class A	90	3,739
Matthews International Corp. Class A	77	2,946
McClatchy Co. (The)	158	3,858
McDonald's Corp.	213	10,196
McGraw-Hill Companies, Inc. (The)	79	4,779
McKesson Corp.	77	4,448
Media General, Inc.	59	1,664
Men's Wearhouse, Inc.	102	5,039
Meredith Corp.	93	5,254
MGM MIRAGE (a)	23	1,682
NAVTEQ Corp. (a)	94	5,088
Netflix, Inc. (a)	121	2,085
New York Times Co. Class A	161	3,680
News Corp. Class A	445	9,398
News Corp. Class B	104	2,357
Nordstrom, Inc.	51	2,427
O'Reilly Automotive, Inc. (a)	115	3,831
Office Depot, Inc. (a)	261	6,515
Orient Express Hotels Ltd.	96	4,459
P.F. Chang's China Bistro, Inc. (a)	49	1,604
Pacific Sunwear of California, Inc. (a)	196	3,532
Panera Bread Co. Class A (a)	63	2,560
Pantry, Inc. (a)	45	1,568
Papa John's International, Inc. (a)	54	1,481
Payless Shoesource, Inc. (a)	196	5,218
Penn National Gaming, Inc. (a)	63	3,622
Pep Boys - Manny Moe & Jack (The)	105	1,778
Performance Food Group Co. (a)	91	2,608
PetSmart, Inc.	137	4,429
Pier 1 Imports, Inc. (a)	187	1,219
Pinnacle Entertainment, Inc. (a)	132	3,499
Pre-Paid Legal Services, Inc. (a)	20	1,054
Priceline.Com, Inc. (a)	75	4,785
R.H. Donnelley Corp. (a)	62	3,877
Radio One, Inc. Class D (a)	220	1,340
RadioShack Corp.	131	3,292
Regal Entertainment Group	216	4,620
Regis Corp.	97	3,381
Rent-A-Center, Inc. (a)	209	4,057
Rite Aid Corp. (a)	597	3,289
Ross Stores, Inc.	127	3,674
Royal Caribbean Cruises Ltd.	134	5,163
Ruby Tuesday, Inc.	142	3,159
Safeway, Inc.	74	2,358
Saks, Inc.	337	6,238
Scholastic Corp. (a)	83	2,671
Scientific Games Corp. (a)	63	2,162
Service Corp. International	835	10,120
Sinclair Broadcast Group, Inc. Class A	146	1,904
Sirius Satellite Radio, Inc. (a)	1,071	3,224
Six Flags, Inc. (a)	175	667
SkyWest, Inc.	153	3,413
Sonic Corp. (a)	165	3,409
Sotheby's Holdings, Inc.	147	6,284
Southwest Airlines Co.	165	2,584
Staples, Inc.	188	4,328
Starbucks Corp. (a)	143	3,815
Starwood Hotels & Resorts Worldwide, Inc.	45	2,833
Station Casinos, Inc.	36	3,115
Stein Mart, Inc.	83	893
Stewart Enterprises, Inc. Class A	269	1,886
Strayer Education, Inc.	29	4,394
Supervalu, Inc.	214	8,917
Sysco Corp.	160	5,101
Talbots, Inc.	68	1,563
Target Corp.	180	10,903
The Walt Disney Co.	435	14,355
Time Warner, Inc.	663	12,769
TJX Companies, Inc. (The)	113	3,136
Tractor Supply Co. (a)	73	3,469
Triarc Cos., Inc. Class B	73	1,045
Tribune Co.	61	1,706

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2015 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Consumer Services, continued
Tuesday Morning Corp.	91	1,061
United Natural Foods, Inc. (a)	80	2,178
Urban Outfitters, Inc. (a)	94	1,886
US Airways Group, Inc. (a)	68	2,109
Vail Resorts, Inc. (a)	70	3,748
Valassis Communications, Inc. (a)	146	1,733
ValueClick, Inc. (a)	213	4,554
ValueVision Media, Inc. Class A (a)	94	856
VCA Antech, Inc. (a)	181	7,121
Viacom, Inc. Class B (a)	134	5,132
Wal-Mart Stores, Inc.	585	26,881
Walgreen Co.	227	10,029
Warner Music Group Corp.	25	310
Washington Post Co. Class B	6	4,744
Westwood One, Inc.	208	1,094
Whole Foods Market, Inc.	127	4,704
Williams-Sonoma, Inc.	63	1,940
WMS Industries, Inc. (a)	84	2,192
Wynn Resorts Ltd.	69	6,663
XM Satellite Radio Holdings, Inc. Class A (a)	255	2,920
Yum! Brands, Inc.	118	3,781
Zale Corp. (a)	122	2,590
		803,510
Financials (8.57%)
ACE Ltd.	57	3,290
Affiliated Managers Group, Inc. (a)	29	3,277
AFLAC, Inc.	116	6,046
Alexandria Real Estate Equities, Inc. REIT	63	5,426
Alleghany Corp. (a)	3	1,260
Allied World Assurance Holdings Ltd.	36	1,708
Allstate Corp.	106	5,634
AMB Property Corp. REIT	96	5,115
AMBAC Financial Group, Inc.	109	7,319
AMCORE Financial, Inc.	65	1,570
American Express Co.	239	13,991
American Financial Group, Inc.	67	1,882
American Financial Realty Trust REIT	387	3,394
American Home Mortgage Investment Corp. REIT	111	115
American International Group, Inc.	380	24,388
American National Insurance Co.	11	1,645
AmeriCredit Corp. (a)	115	2,339
Ameriprise Financial, Inc.	39	2,351
Anchor BanCorp Wisconsin, Inc.	58	1,296
Annaly Capital Management, Inc. REIT	723	10,447
Aon Corp.	46	1,842
Arch Capital Group Ltd. (a)	28	1,950
Archstone-Smith Trust REIT	38	2,182
Arthur J. Gallagher & Co.	112	3,089
Aspen Insurance Holdings Ltd.	56	1,369
Associated Banc-Corp.	136	3,909
Assurant, Inc.	115	5,833
Assured Guaranty Ltd.	51	1,241
Astoria Financial Corp.	94	2,214
AvalonBay Communities, Inc. REIT	74	7,990
Axis Capital Holdings Ltd.	120	4,422
BancorpSouth, Inc.	223	5,207
Bank of America Corp.	746	35,375
Bank of Hawaii Corp.	119	5,714
Bank of New York Mellon Corp.	205	8,723
BB&T Corp.	102	3,817
Bear Stearns Cos.	15	1,818
BlackRock, Inc.	5	798
Boston Properties, Inc. REIT	28	2,646
Brandywine Realty Trust REIT	247	5,958
BRE Properties, Inc. REIT	110	5,558
Broadridge Financial Solutions, Inc.	29	510
Brown & Brown, Inc.	89	2,287
Camden Property Trust REIT	47	2,583
Capital One Financial Corp.	67	4,741
CapitalSource, Inc. REIT	147	2,793
CB Richard Ellis Group, Inc. Class A (a)	183	6,390
Charles Schwab Corp.	233	4,690
Chittenden Corp.	117	3,914
Chubb Corp. (The)	73	3,680
Cincinnati Financial Corp.	170	6,664
CIT Group, Inc.	192	7,907
Citigroup, Inc.	826	38,467
Citizens Banking Corp.	196	3,156
City National Corp.	41	2,902
CME Group, Inc.	20	11,119
Colonial BancGroup, Inc. (The)	173	3,773
Colonial Properties Trust REIT	124	4,289
Comerica, Inc.	30	1,580
Commerce Bancshares, Inc.	34	1,511
Commerce Group, Inc.	184	5,286
CompuCredit Corp. (a)	34	893
Conseco, Inc. (a)	173	3,147
Corporate Executive Board Co.	31	2,090
Corporate Office Properties Trust REIT	92	3,467
Countrywide Financial Corp.	92	2,592
Cousins Properties, Inc. REIT	125	3,214
Covanta Holding Corp. (a)	104	2,359
Crescent Real Estate Equities Co. REIT	102	2,303
DCT Industrial Trust, Inc. REIT	476	4,665
Digital Realty Trust, Inc. REIT	124	4,111
Dime Community Bancshares	102	1,141
Discover Financial Services (a)	78	1,798
Downey Financial Corp.	63	3,351
Duke Realty Corp. REIT	150	4,903
E*TRADE Financial Corp. (a)	370	6,852
East West Bancorp, Inc.	121	4,436
Eaton Vance Corp.	127	5,316
Endurance Specialty Holdings Ltd.	59	2,207
Equity Inns, Inc. REIT	166	3,712
Equity Lifestyle Properties, Inc. REIT	53	2,404
Erie Indemnity Co. Class A	33	1,704
Essex Property Trust, Inc. REIT	50	5,379
Everest Re Group Ltd.	57	5,600
F.N.B. Corp.	185	2,777
Fannie Mae	154	9,215
Federal Realty Investment Trust REIT	48	3,607
Federated Investors, Inc. Class B	112	4,033
Felcor Lodging Trust, Inc. REIT	187	4,107
Fidelity National Title Group, Inc.	230	4,805
Fifth Third Bancorp	90	3,320
First American Corp.	83	3,842
First Bancorp	236	2,171
First Horizon National Corp.	139	4,409

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2015 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Financials, continued
First Marblehead Corp.	46	1,516
First Midwest Bancorp, Inc.	150	4,933
First Niagara Financial Group, Inc.	278	3,575
FirstFed Financial Corp. (a)	47	2,124
FirstMerit Corp.	229	4,198
Forest City Enterprises, Inc. Class A	61	3,319
Franklin Resources, Inc.	39	4,967
Franklin Street Properties Corp. REIT	181	2,778
Freddie Mac	114	6,529
Fremont General Corp.	169	975
Friedman Billings Ramsey Group, Inc. Class A REIT	400	1,968
Fulton Financial Corp.	520	6,874
Genworth Financial, Inc. Class A	87	2,655
Global Payments, Inc.	65	2,431
Goldman Sachs Group, Inc.	61	11,489
Greater Bay Bancorp	157	4,220
Hartford Financial Services Group, Inc.	53	4,869
HCC Insurance Holdings, Inc.	124	3,631
Health Care Property Investors, Inc. REIT	209	5,693
Health Care Realty Trust, Inc. REIT	144	3,344
Health Care REIT, Inc.	205	7,526
Hilb, Rogal & Hobbs Co.	73	3,161
Home Properties, Inc. REIT	75	3,472
Horace Mann Educators Corp.	101	1,801
Hospitality Properties Trust REIT	88	3,376
Host Marriott Corp. REIT	96	2,028
HRPT Properties Trust REIT	569	5,320
Hudson City Bancorp, Inc.	358	4,375
Huntington Bancshares, Inc.	379	7,277
Impac Mortgage Holdings, Inc. REIT	200	512
IndyMac Bancorp, Inc.	208	4,576
IntercontinentalExchange, Inc. (a)	51	7,708
International Bancshares Corp.	42	925
International Securities Exchange Holdings, Inc.	82	5,387
Investment Technology Group, Inc. (a)	93	3,716
IPC Holdings Ltd.	52	1,290
iStar Financial, Inc. REIT	141	5,123
Janus Capital Group, Inc.	197	5,922
Jefferies Group, Inc.	108	2,837
Jones Lang LaSalle, Inc.	33	3,623
JPMorgan Chase & Co.	519	22,841
KeyCorp	71	2,463
Kilroy Realty Corp. REIT	68	4,381
Kimco Realty Corp. REIT	226	8,437
Knight Capital Group, Inc. Class A (a)	314	4,440
LaBranche & Co., Inc. (a)	133	861
LaSalle Hotel Properties REIT	84	3,363
Lazard Ltd.	107	3,962
Legg Mason, Inc.	27	2,430
Lehman Brothers Holdings, Inc.	92	5,704
Lexington Corporate Properties Trust REIT	197	3,717
Liberty Property Trust REIT	86	3,226
Lincoln National Corp.	47	2,835
Loews Corp.	76	3,602
M&T Bank Corp.	14	1,488
Macerich Co. (The) REIT	63	4,608
Mack-Cali Realty Corp. REIT	67	2,586
MAF Bancorp, Inc.	77	4,044
Markel Corp. (a)	8	3,724
Marsh & McLennan Companies, Inc.	105	2,893
Marshall & Ilsley Corp.	254	10,467
MasterCard, Inc. Class A	56	9,005
MBIA, Inc.	139	7,798
Mercury General Corp.	28	1,450
Merrill Lynch & Co., Inc.	113	8,385
MetLife, Inc.	87	5,239
MGIC Investment Corp.	80	3,093
Mid-America Apartment Communities, Inc. REIT	59	2,663
Montpelier Re Holdings Ltd.	109	1,728
Moody's Corp.	51	2,744
Morgan Stanley	157	10,028
Nasdaq Stock Market, Inc. (a)	79	2,431
National City Corp.	112	3,292
National Financial Partners Corp.	75	3,477
National Retail Properties, Inc. REIT	170	3,682
Nationwide Financial Services, Inc. Class A	163	9,276
Nationwide Health Properties, Inc. REIT	234	5,576
New York Community Bancorp, Inc.	219	3,554
NewAlliance Bancshares, Inc.	274	3,702
Newcastle Investment Corp. REIT	136	2,449
Nuveen Investments, Inc.	61	3,730
NYSE Euronext	41	3,158
Ohio Casualty Corp.	165	7,163
Old National Bancorp	177	2,549
Old Republic International Corp.	207	3,796
Pacific Capital Bancorp	117	2,445
Park National Corp.	20	1,589
PartnerRe Ltd.	39	2,770
Pennsylvania Real Estate Investment Trust REIT	110	4,283
People's United Financial, Inc.	119	1,918
Philadelphia Consolidated Holding Co. (a)	125	4,517
Phoenix Cos., Inc. (The)	339	4,675
Piper Jaffray Co., Inc. (a)	42	2,013
Plum Creek Timber Co., Inc. REIT	197	7,655
PMI Group, Inc.	98	3,339
PNC Financial Services Group, Inc.	66	4,399
Popular, Inc.	286	3,772
Post Properties, Inc. REIT	99	4,360
Potlatch Corp. REIT	117	5,112
Principal Financial Group, Inc.	52	2,932
ProAssurance Corp. (a)	43	2,123
Protective Life Corp.	66	2,839
Provident Bankshares Corp.	101	2,899
Provident Financial Services, Inc.	183	2,580
Prudential Financial, Inc.	83	7,356
Public Storage, Inc. REIT	26	1,822
R.R. Donnelley & Sons Co.	224	9,466
Radian Group, Inc.	76	2,562
RAIT Investment Trust REIT	175	1,813
Raymond James Financial, Inc.	101	3,098
Rayonier, Inc. REIT	86	3,641
Realty Income Corp. REIT	300	7,041
Redwood Trust, Inc. REIT	76	2,189
Regency Centers Corp. REIT	69	4,476
Regions Financial Corp.	125	3,759
Reinsurance Group of America, Inc.	33	1,758

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2015 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Financials, continued
RenaissanceRe Holdings Ltd.	70	4,025
RLI Corp.	50	2,900
Ryland Group, Inc. (The)	34	1,131
SAFECO Corp.	108	6,315
SEI Investments Co.	146	3,980
Senior Housing Properties Trust REIT	237	4,095
Simon Property Group, Inc. REIT	50	4,326
SL Green Realty Corp. REIT	54	6,557
South Financial Group, Inc.	223	4,808
Sovereign Bancorp, Inc.	334	6,393
St. Joe Co.	75	3,040
State Street Corp.	48	3,217
Sterling Bancshares, Inc.	221	2,301
Sterling Financial Corp.	142	3,225
Strategic Hotel Capital, Inc. REIT	213	4,533
Sunstone Hotel Investors, Inc. REIT	174	4,319
SunTrust Banks, Inc.	67	5,246
Susquehanna Bancshares, Inc.	157	2,716
SVB Financial Group (a)	84	4,425
SWS Group, Inc.	58	1,024
Synovus Financial Corp.	279	7,801
T. Rowe Price Group, Inc.	237	12,355
Taubman Centers, Inc. REIT	114	5,482
TCF Financial Corp.	117	2,877
TD Ameritrade Holding Corp. (a)	56	949
Thornburg Mortgage, Inc. REIT	108	2,745
Torchmark Corp.	101	6,216
Travelers Companies, Inc.	115	5,840
Trustco Bank Corp.	175	1,624
Trustmark Corp.	157	3,930
U.S. Bancorp	311	9,314
UCBH Holdings, Inc.	302	4,965
UDR, Inc. REIT	150	3,463
Umpqua Holdings, Corp.	164	3,119
UnionBanCal Corp.	61	3,371
United Bankshares, Inc.	120	3,342
Unitrin, Inc.	37	1,568
UnumProvident Corp.	333	8,092
Valley National Bancorp	136	2,879
Ventas, Inc. REIT	116	3,784
Vornado Realty Trust REIT	35	3,746
W Holding Co., Inc.	391	864
Wachovia Corp.	314	14,824
Waddell & Reed Financial, Inc.	84	2,118
Washington Federal, Inc.	260	5,858
Washington Mutual, Inc.	148	5,554
Webster Financial Corp.	169	7,345
Weingarten Realty Investors REIT	89	3,258
Wells Fargo & Co.	525	17,729
Westamerica Bancorp	75	3,070
White Mountains Insurance Group Ltd.	6	3,297
Whitney Holding Corp.	197	4,923
Willis Group Holdings Ltd.	112	4,546
Wilmington Trust Corp.	70	2,726
Wintrust Financial Corp.	38	1,498
XL Capital Ltd. Class A	29	2,258
Zenith National Insurance Corp.	105	4,238
		1,201,748
Health Care (4.55%)
Abbott Laboratories	355	17,995
Abraxis BioScience, Inc. (a)	23	460
Adams Respiratory Therapeutics, Inc. (a)	72	2,665
Advanced Medical Optics, Inc. (a)	55	1,663
Aetna, Inc.	120	5,768
Affymetrix, Inc. (a)	63	1,536
Alcon, Inc.	19	2,593
Alexion Pharmaceuticals, Inc. (a)	77	4,478
Alkermes, Inc. (a)	215	3,062
Allergan, Inc.	78	4,534
American Medical Systems Holdings, Inc. (a)	142	2,596
Amerigroup Corp. (a)	119	3,294
Amgen, Inc. (a)	268	14,402
Amylin Pharmaceuticals, Inc. (a)	107	4,977
Applera Corp. - Applied Biosystems Group	184	5,744
Applera Corp. - Celera Genomics Group (a)	238	2,861
Apria Healthcare Group, Inc. (a)	128	3,356
ArthroCare Corp. (a)	46	2,329
Barr Pharmaceuticals, Inc. (a)	95	4,866
Bausch & Lomb, Inc.	46	2,941
Baxter International, Inc.	164	8,626
Beckman Coulter, Inc.	63	4,462
Becton Dickinson & Co.	32	2,444
Bio-Rad Laboratories, Inc. Class A (a)	44	3,263
BioMarin Pharmaceutical, Inc. (a)	180	3,251
Biomet, Inc.	5	228
Boston Scientific Corp. (a)	305	4,011
Bristol-Myers Squibb Co.	324	9,205
Brookdale Senior Living, Inc.	50	2,000
C.R. Bard, Inc.	84	6,591
Celgene Corp. (a)	87	5,269
Cephalon, Inc. (a)	58	4,358
CIGNA Corp.	54	2,789
Community Health Systems, Inc. (a)	78	3,034
Cooper Companies, Inc. (The)	36	1,805
Covance, Inc. (a)	65	4,587
Coventry Health Care, Inc. (a)	131	7,311
Covidien Ltd. (a)	87	3,563
Cubist Pharmaceuticals, Inc. (a)	131	3,021
CV Therapeutics, Inc. (a)	125	1,239
Cyberonics, Inc. (a)	55	770
Cytyc Corp. (a)	99	4,168
Dade Behring Holdings, Inc.	76	5,689
DaVita, Inc. (a)	91	4,818
DENTSPLY International, Inc.	126	4,598
Edwards Lifesciences Corp. (a)	138	6,342
Eli Lilly & Co.	169	9,141
Endo Pharmaceuticals Holdings, Inc. (a)	115	3,911
Enzo Biochem, Inc. (a)	88	1,125
Express Scripts, Inc. (a)	58	2,908
Forest Laboratories, Inc. (a)	81	3,256
Gen-Probe, Inc. (a)	111	6,994
Genentech, Inc. (a)	96	7,140
Genzyme Corp. (a)	58	3,658
Gilead Sciences, Inc. (a)	216	8,042
Haemonetics Corp. (a)	65	3,212
Health Management Associates, Inc. Class A	214	1,725
Health Net, Inc. (a)	106	5,251
Healthways, Inc. (a)	71	3,103

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2015 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Health Care, continued
Henry Schein, Inc. (a)	64	3,478
Hologic, Inc. (a)	114	5,905
Human Genome Sciences, Inc. (a)	282	2,188
Humana, Inc. (a)	146	9,357
IDEXX Laboratories, Inc. (a)	67	6,717
Illumina, Inc. (a)	113	5,149
Immucor, Inc. (a)	144	4,487
Incyte Corp. (a)	231	1,229
InterMune, Inc. (a)	65	1,388
Intuitive Surgical, Inc. (a)	33	7,016
Invacare Corp.	92	1,891
Invitrogen Corp. (a)	41	2,944
Johnson & Johnson	663	40,111
Kinetic Concepts, Inc. (a)	53	3,258
King Pharmaceuticals, Inc. (a)	272	4,627
Kyphon, Inc. (a)	95	6,234
Laboratory Corp. of America Holdings (a)	107	7,902
Lincare Holdings, Inc. (a)	76	2,712
Magellan Health Services, Inc. (a)	79	3,304
Manor Care, Inc.	74	4,688
Medarex, Inc. (a)	263	3,724
Medco Health Solutions, Inc. (a)	67	5,445
Medicines Co. (a)	85	1,352
Medicis Pharmaceutical Corp.	118	3,367
Medtronic, Inc.	260	13,174
Mentor Corp.	91	3,581
Merck & Co., Inc.	361	17,924
MGI Pharma, Inc. (a)	159	3,980
Millennium Pharmaceuticals, Inc. (a)	356	3,592
Millipore Corp. (a)	54	4,245
Mylan Laboratories, Inc.	235	3,767
Myriad Genetics, Inc. (a)	85	3,177
Nabi Biopharmaceuticals (a)	183	780
Nektar Therapeutics (a)	217	1,656
Neurocrine Biosciences, Inc. (a)	102	1,037
Noven Pharmaceuticals, Inc. (a)	30	533
Odyssey Healthcare, Inc. (a)	97	1,049
Onyx Pharmaceuticals, Inc. (a)	99	2,753
OSI Pharmaceuticals, Inc. (a)	53	1,709
Par Pharmaceutical Cos., Inc. (a)	58	1,374
PAREXEL International Corp. (a)	67	2,709
Patterson Cos., Inc. (a)	112	4,017
PDL BioPharma, Inc. (a)	105	2,466
Pediatrix Medical Group, Inc. (a)	85	4,587
Perrigo Co.	236	4,401
Pfizer, Inc.	1,135	26,684
Pharmaceutical Product Development, Inc.	104	3,484
PolyMedica Corp.	28	1,131
PSS World Medical, Inc. (a)	141	2,429
Psychiatric Solutions, Inc. (a)	114	3,886
Quest Diagnostics, Inc.	34	1,886
Regeneron Pharmaceuticals, Inc. (a)	130	1,936
ResMed, Inc. (a)	69	2,966
Respironics, Inc. (a)	58	2,653
Schering-Plough Corp.	326	9,304
Sepracor, Inc. (a)	95	2,672
Sierra Health Services, Inc. (a)	107	4,348
St. Jude Medical, Inc. (a)	75	3,235
STERIS Corp.	183	5,005
Stryker Corp.	72	4,495
Sunrise Senior Living, Inc. (a)	89	3,539
Techne Corp. (a)	78	4,388
Tenet Health Care Corp. (a)	428	2,217
Thermo Electron Corp. (a)	101	5,273
Thervance, Inc. (a)	108	2,891
United Therapeutics Corp. (a)	47	3,260
UnitedHealth Group, Inc.	302	14,626
Universal Health Services, Inc. Class B	42	2,202
Varian Medical Systems, Inc. (a)	114	4,651
Varian, Inc. (a)	65	3,909
Ventana Medical Systems, Inc. (a)	69	5,750
Vertex Pharmaceuticals, Inc. (a)	110	3,553
Waters Corp. (a)	91	5,302
Watson Pharmaceuticals, Inc. (a)	116	3,529
WellCare Health Plans, Inc. (a)	29	2,937
Wyeth	231	11,208
Zimmer Holdings, Inc. (a)	45	3,499
		638,860
Industrials (6.46%)
AAR Corp. (a)	89	2,655
Accenture Ltd. Class A	135	5,688
Actuant Corp. Class A	66	4,025
Acuity Brands, Inc.	92	5,437
Administaff, Inc.	49	1,602
Aeroflex, Inc. (a)	224	3,143
Affiliated Computer Services, Inc. Class A (a)	82	4,400
Agilent Technologies, Inc. (a)	90	3,433
Albany International Corp.	73	2,736
Alliance Data Systems Corp. (a)	58	4,454
Alliant Techsystems, Inc. (a)	79	7,830
Allied Waste Industries, Inc. (a)	271	3,488
AMETEK, Inc.	97	3,785
Amphenol, Inc.	175	5,995
Anixter International, Inc. (a)	72	5,951
AptarGroup, Inc.	138	5,023
Armor Holdings, Inc. (a)	69	6,071
Astec Industries, Inc. (a)	41	2,139
BE Aerospace, Inc. (a)	193	7,828
BearingPoint, Inc. (a)	184	1,200
Belden CDT, Inc.	100	5,478
Bemis Co., Inc.	98	2,888
Black Box Corp.	49	1,972
Boeing Company (The)	164	16,962
Bowne & Co., Inc.	84	1,457
Brink's Co. (The)	81	4,953
Bucyrus International, Inc. Class A	65	4,131
Burlington Northern Santa Fe Corp.	57	4,682
C.H. Robinson Worldwide, Inc.	148	7,200
Carlisle Companies, Inc.	137	6,203
Ceradyne, Inc. (a)	51	3,806
Checkpoint Systems, Inc. (a)	116	2,676
Choicepoint, Inc. (a)	69	2,673
Cognex Corp.	80	1,682
Coherent, Inc. (a)	55	1,592
CommScope, Inc. (a)	125	6,804
Con-way, Inc.	30	1,482
Convergys Corp. (a)	155	2,953
Cooper Industries Ltd.	194	10,266
Corrections Corp. of America (a)	268	7,732
Cummins, Inc.	81	9,615
Danaher Corp.	62	4,630
Deere & Co.	37	4,456
Deluxe Corp.	139	5,249
Dionex Corp. (a)	37	2,516

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2015 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Industrials, continued
Donaldson Co., Inc.	149	5,422
Dover Corp.	192	9,792
DRS Technologies, Inc.	84	4,398
Eagle Materials, Inc.	102	4,460
EGL, Inc. (a)	64	3,019
Electro Scientific Industries, Inc. (a)	82	1,800
EMCOR Group, Inc. (a)	134	4,811
Energy Conversion Devices, Inc. (a)	76	2,269
ESCO Technologies, Inc. (a)	63	2,285
Esterline Technologies Corp. (a)	47	2,176
Expeditors International of Washington, Inc.	184	8,221
Fastenal Co.	126	5,679
Fiserv, Inc. (a)	153	7,561
Flextronics International Ltd. (a)	526	5,875
FLIR Systems, Inc. (a)	141	6,155
Florida Rock Industries, Inc.	54	3,430
Flowserve Corp.	51	3,686
Fluor Corp.	81	9,356
Forrester Research, Inc. (a)	33	819
Fortune Brands, Inc.	26	2,114
Forward Air Corp.	60	2,044
Foster Wheeler Ltd. (a)	62	6,968
FTI Consulting, Inc. (a)	100	4,103
Gardner Denver, Inc. (a)	110	4,575
General Cable Corp. (a)	110	8,745
General Dynamics Corp.	64	5,028
General Electric Co.	1,721	66,706
General Maritime Corp.	67	1,742
Genlyte Group, Inc. (a)	17	1,183
Goodrich Corp.	140	8,807
Graco, Inc.	64	2,627
GrafTech International Ltd. (a)	285	4,415
Granite Construction, Inc.	72	4,679
Harsco Corp.	72	3,792
Honeywell International, Inc.	124	7,131
Hubbell, Inc. Class B	59	3,401
IDEX Corp.	175	6,319
Ingersoll-Rand Co. Ltd. Class A	44	2,214
Insituform Technologies, Inc. Class A (a)	77	1,272
Iron Mountain, Inc. (a)	181	4,849
Itron, Inc. (a)	53	4,210
ITT Corp.	170	10,690
Jabil Circuit, Inc.	165	3,717
Jacobs Engineering Group, Inc. (a)	107	6,594
Joy Global, Inc.	96	4,751
Kaman Corp.	67	2,244
Kaydon Corp.	57	3,033
KEMET Corp. (a)	204	1,436
Kennametal, Inc.	84	6,439
Kirby Corp. (a)	51	2,066
L-3 Communications Holdings, Inc.	110	10,732
Landstar System, Inc.	121	5,501
Lincoln Electric Holdings, Inc.	85	6,119
Littelfuse, Inc. (a)	53	1,727
Lockheed Martin Corp.	80	7,878
Louisiana-Pacific Corp.	88	1,630
Manitowoc Co., Inc. (The)	56	4,349
Manpower, Inc.	78	6,166
Martin Marietta Materials, Inc.	36	4,932
Masco Corp.	58	1,578
McDermott International, Inc. (a)	95	7,879
MDU Resources Group, Inc.	187	5,098
MeadWestvaco Corp.	203	6,606
Methode Electronics, Inc.	114	1,843
Mettler-Toledo International, Inc. (a)	34	3,235
Molex, Inc. Class A	67	1,794
Monster Worldwide, Inc. (a)	100	3,889
Moog, Inc. Class A (a)	79	3,383
MSC Industrial Direct Co., Inc.	102	5,130
Mueller Industries, Inc.	90	3,319
Mueller Water Products, Inc. Class B	178	2,350
National Instruments Corp.	108	3,494
Navigant Consulting, Inc. (a)	90	1,417
NCI Building Systems, Inc. (a)	38	1,838
Neustar, Inc. (a)	71	2,048
Nordson Corp.	63	2,883
Norfolk Southern Corp.	59	3,173
Northrop Grumman Corp.	41	3,120
Old Dominion Freight Line, Inc. (a)	64	1,847
Orbotech Ltd. (a)	94	2,026
Oshkosh Truck Corp.	63	3,607
Owens Corning, Inc. (a)	81	2,465
Owens-Illinois, Inc. (a)	141	5,637
Pacer International, Inc.	104	2,289
Packaging Corp. of America	87	2,220
Pactiv Corp. (a)	129	4,078
Pall Corp.	123	5,107
Park Electrochemical Corp.	42	1,245
Parker Hannifin Corp.	102	10,065
Paychex, Inc.	70	2,897
Pentair, Inc.	105	3,801
PerkinElmer, Inc.	345	9,601
Power-One, Inc. (a)	228	903
Powerwave Technologies, Inc. (a)	332	2,171
Precision Castparts Corp.	32	4,386
Quanta Services, Inc. (a)	281	7,989
Raytheon Co.	60	3,322
Regal- Beloit Corp.	70	3,550
Republic Services, Inc.	155	4,952
Resources Connection, Inc. (a)	100	3,247
Robert Half International, Inc.	147	4,997
Rockwell Automation Corp.	30	2,100
Rockwell Collins, Inc.	159	10,923
Roper Industries, Inc.	88	5,278
Ryder System, Inc.	43	2,338
Sanmina-SCI Corp. (a)	445	1,224
Sealed Air Corp.	163	4,442
Shaw Group, Inc. (a)	209	11,123
Smurfit-Stone Container Corp. (a)	288	3,396
Solectron Corp. (a)	1,018	3,828
Sonoco Products Co.	111	4,070
Spherion Corp. (a)	176	1,554
Spirit AeroSystems Holdings, Inc. (a)	126	4,574
SPX Corp.	57	5,351
Stericycle, Inc. (a)	69	3,308
TASER International, Inc. (a)	115	1,756
Tektronix, Inc.	92	3,022
Teleflex, Inc.	75	5,732
Teletech Holdings, Inc. (a)	86	2,522
Terex Corp. (a)	94	8,107
Tetra Tech, Inc. (a)	176	3,701
Texas Industries, Inc.	50	3,940
Textron, Inc.	9	1,016
Thomas & Betts Corp. (a)	57	3,523
Timken Co.	78	2,605
Toro Co.	89	5,004

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2015 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Industrials, continued
Trimble Navigation Ltd. (a)	253	8,357
Trinity Industries, Inc.	66	2,523
Tyco Electronics Ltd. (a)	87	3,116
Tyco International Ltd.	87	4,114
Union Pacific Corp.	42	5,004
United Rentals, Inc. (a)	185	5,946
USG Corp. (a)	62	2,574
UTi Worldwide, Inc.	61	1,533
Viad Corp.	59	2,121
Vishay Intertechnology, Inc. (a)	191	2,962
VistaPrint Ltd. (a)	90	3,073
Vulcan Materials Co.	78	7,466
W.W. Grainger, Inc.	69	6,028
Wabash National Corp.	94	1,195
Wabtec Corp.	103	4,207
Washington Group International, Inc. (a)	64	5,140
Waste Connections, Inc. (a)	127	3,937
Waste Management, Inc.	71	2,700
Watsco, Inc.	48	2,396
Watson Wyatt & Co. Holdings	97	4,321
Werner Enterprises, Inc.	131	2,547
Wesco International, Inc. (a)	39	2,088
Western Union Co.	164	3,272
World Fuel Services Corp.	58	2,372
YRC Worldwide, Inc. (a)	164	5,268
Zebra Technologies Corp. Class A (a)	69	2,500
		906,759
Information Technology (0.15%)
ACI Worldwide, Inc. (a)	74	2,259
Automatic Data Processing, Inc.	121	5,617
Avid Technology, Inc. (a)	87	2,793
CheckFree Corp. (a)	60	2,210
Fidelity National Information Services, Inc.	173	8,586
		21,465
Oil & Gas (3.47%)
Anadarko Petroleum Corp.	80	4,026
Apache Corp.	57	4,603
Atwood Oceanics, Inc. (a)	64	4,390
Baker Hughes, Inc.	74	5,850
BJ Services Co.	273	7,139
Cabot Oil & Gas Corp.	196	6,703
Cameron International Corp. (a)	102	7,956
Cheniere Energy, Inc. (a)	106	3,988
Chevron Corp.	368	31,376
Cimarex Energy Co.	93	3,520
ConocoPhillips	267	21,584
Core Laboratories N.V. (a)	48	5,166
Crosstex Energy, Inc.	97	2,804
Denbury Resources, Inc. (a)	96	3,840
Devon Energy Corp.	79	5,894
Diamond Offshore Drilling, Inc.	14	1,445
Dresser-Rand Group, Inc. (a)	77	2,857
Dynegy, Inc. (a)	418	3,724
El Paso Corp.	707	11,772
ENSCO International, Inc.	130	7,939
EOG Resources, Inc.	62	4,346
EXCO Resources, Inc. (a)	238	4,155
Exxon Mobil Corp.	953	81,129
FMC Technologies, Inc. (a)	59	5,400
Forest Oil Corp. (a)	135	5,463
Global Industries Ltd. (a)	230	5,957
Grant Prideco, Inc. (a)	115	6,452
Grey Wolf, Inc. (a)	489	3,623
Halliburton Co.	208	7,492
Hanover Compressor Co. (a)	233	5,552
Helix Energy Solutions Group, Inc. (a)	69	2,688
Hercules Offshore, Inc. (a)	96	2,873
Hess Corp.	31	1,897
Holly Corp.	92	6,200
Input/Output, Inc. (a)	200	2,850
Marathon Oil Corp.	103	5,686
Mariner Energy, Inc. (a)	227	4,797
National-Oilwell Varco, Inc. (a)	40	4,804
Newpark Resources, Inc. (a)	271	1,715
Noble Corp.	118	12,090
Occidental Petroleum Corp.	161	9,132
Oceaneering International, Inc. (a)	112	6,290
OGE Energy Corp.	85	2,818
Parker Drilling Co. (a)	271	2,553
Penn Virginia Corp.	78	3,019
Plains Exploration & Production Co. (a)	74	3,198
Pogo Producing Co.	46	2,450
Pride International, Inc. (a)	145	5,082
Quicksilver Resources, Inc. (a)	41	1,727
Range Resources Corp.	122	4,531
Schlumberger Ltd.	268	25,385
SEACOR Holding, Inc. (a)	51	4,448
Smith International, Inc.	179	10,992
Southwestern Energy Co. (a)	151	6,135
St. Mary Land & Exploration Co.	132	4,394
Stone Energy Corp. (a)	77	2,503
Sunoco, Inc.	116	7,740
Superior Energy Services, Inc. (a)	166	6,693
Tesoro Corp.	138	6,872
TETRA Technologies, Inc. (a)	151	4,199
Transocean, Inc. (a)	68	7,307
Ultra Petroleum Corp. (a)	147	8,128
Unit Corp. (a)	89	4,900
Universal Compression Holdings, Inc. (a)	69	5,040
Valero Energy Corp.	96	6,433
W-H Energy Services, Inc. (a)	61	3,909
Weatherford International Ltd. (a)	76	4,205
XTO Energy, Inc.	94	5,126
		486,954
Technology (5.85%)
3Com Corp. (a)	392	1,568
Actel Corp. (a)	78	920
Adaptec, Inc. (a)	352	1,232
Adobe Systems, Inc. (a)	136	5,479
Advanced Micro Devices, Inc. (a)	127	1,720
Advent Software, Inc. (a)	35	1,331
Agilysys, Inc.	66	1,268
Akamai Technologies, Inc. (a)	145	4,924
Altera Corp.	327	7,586
American Tower Corp. Class A (a)	110	4,583
Amkor Technology, Inc. (a)	314	3,881
Analog Devices, Inc.	74	2,623
Andrew Corp. (a)	158	2,221
Ansys, Inc. (a)	141	3,672
Apple Computer, Inc. (a)	193	25,430
Applied Materials, Inc.	320	7,053
Ariba, Inc. (a)	213	1,779

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2015 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Technology, continued
Asyst Technologies, Inc. (a)	147	982
ATMI, Inc. (a)	69	2,000
Autodesk, Inc. (a)	200	8,474
Avaya, Inc. (a)	458	7,575
Axcelis Technologies, Inc. (a)	286	1,587
BEA Systems, Inc. (a)	383	4,742
BMC Software, Inc. (a)	176	5,055
Borland Software Corp. (a)	236	1,253
Broadcom Corp. (a)	101	3,314
Brocade Communications Systems, Inc. (a)	1,137	8,004
Brooks Automation, Inc. (a)	180	3,163
C-COR, Inc. (a)	91	1,224
Cabot Microelectronics Corp. (a)	57	2,430
CACI International, Inc. Class A (a)	74	3,289
Cadence Design Systems, Inc. (a)	278	5,949
CDW Corp. (a)	53	4,461
Cerner Corp. (a)	63	3,331
Check Point Software Technologies Ltd. (a)	170	4,141
CIBER, Inc. (a)	165	1,252
CIENA Corp. (a)	177	6,466
Cisco Systems, Inc. (a)	1,369	39,578
Citrix Systems, Inc. (a)	163	5,896
Cognizant Technology Solutions Corp. (a)	126	10,203
Computer Sciences Corp. (a)	178	9,911
Compuware Corp. (a)	313	2,920
Conexant Systems, Inc. (a)	1,146	1,501
Corning, Inc. (a)	347	8,272
Crown Castle International Corp. (a)	200	7,250
CSG Systems International, Inc. (a)	145	3,628
Cymer, Inc. (a)	83	3,548
Dell, Inc. (a)	452	12,642
Digital River, Inc. (a)	86	3,871
DST Systems, Inc. (a)	54	4,097
Dycom Industries, Inc. (a)	124	3,466
EarthLink, Inc. (a)	348	2,419
Electronics for Imaging, Inc. (a)	155	4,070
EMC Corp. (a)	485	8,977
Emulex Corp. (a)	266	5,267
Equinix, Inc. (a)	53	4,606
Exar Corp. (a)	101	1,427
Extreme Networks, Inc. (a)	323	1,311
F5 Networks, Inc. (a)	89	7,715
First Data Corp.	171	5,436
FormFactor, Inc. (a)	91	3,494
Gateway, Inc. (a)	766	1,088
Google, Inc. Class A (a)	52	26,520
Harmonic, Inc. (a)	160	1,419
Harris Stratex Networks Class A (a)	62	1,055
Hewlett-Packard Co.	621	28,585
Hutchinson Technology, Inc. (a)	73	1,464
IKON Office Solutions, Inc.	326	4,518
Imation Corp.	99	3,097
Informatica Corp. (a)	172	2,398
InfoSpace, Inc.	53	1,103
Ingram Micro, Inc. Class A (a)	139	2,787
Insight Enterprises, Inc. (a)	147	3,316
Intel Corp.	1,309	30,919
Inter-Tel, Inc.	63	1,564
Intermec, Inc. (a)	99	2,537
International Business Machines Corp.	232	25,671
International Rectifier Corp. (a)	57	2,092
Intersil Corp. Class A	136	3,978
Interwoven, Inc. (a)	117	1,620
Intuit, Inc. (a)	278	7,962
j2 Global Communications, Inc. (a)	103	3,362
Jack Henry & Associates, Inc.	239	5,741
JDA Software Group, Inc. (a)	88	1,990
Juniper Networks, Inc. (a)	118	3,535
KLA-Tencor Corp.	40	2,272
Kulicke & Soffa Industries, Inc. (a)	173	1,619
Lam Research Corp. (a)	117	6,767
Lattice Semiconductor Corp. (a)	302	1,428
Lexmark International, Inc. (a)	84	3,321
Linear Technology Corp.	60	2,139
Marvell Technology Group Ltd. (a)	117	2,106
Maxim Integrated Products, Inc.	62	1,965
MEMC Electronic Materials, Inc. (a)	39	2,391
Mentor Graphics Corp. (a)	249	2,990
Micron Technology, Inc. (a)	731	8,677
MICROS Systems, Inc. (a)	84	4,476
Microsemi Corp. (a)	136	3,170
Microsoft Corp.	1,932	56,009
Motorola, Inc.	523	8,886
MRV Communications, Inc. (a)	380	1,007
National Semiconductor Corp.	272	7,069
NCR Corp. (a)	166	8,669
Network Appliance, Inc. (a)	79	2,239
Novell, Inc. (a)	388	2,603
NVIDIA Corp. (a)	313	14,323
OmniVision Technologies, Inc. (a)	111	1,906
ON Semiconductor Corp. (a)	231	2,730
Openwave Systems, Inc.	164	863
Oracle Corp. (a)	898	17,170
Packeteer, Inc. (a)	100	688
Parametric Technology Corp. (a)	306	5,395
Perot Systems Corp. (a)	262	3,988
Photronics, Inc. (a)	111	1,556
Pitney Bowes, Inc.	9	415
Plantronics, Inc.	134	3,755
PMC-Sierra, Inc. (a)	561	4,275
Progress Software Corp. (a)	76	2,299
QUALCOMM, Inc.	370	15,411
Quantum Corp. (a)	545	1,542
Radisys Corp. (a)	64	751
Rambus, Inc. (a)	101	1,365
Red Hat, Inc. (a)	164	3,414
RF Micro Devices, Inc. (a)	469	3,255
S1 Corp. (a)	108	785
Salesforce.com, Inc. (a)	79	3,070
SanDisk Corp. (a)	51	2,735
SAVVIS, Inc. (a)	48	1,803
SBA Communications Corp. Class A (a)	190	6,331
Semtech Corp. (a)	206	3,348
Silicon Image, Inc. (a)	192	1,309
Silicon Laboratories, Inc. (a)	107	3,727
Silicon Storage Technology, Inc. (a)	161	583
SiRF Technology Holdings, Inc. (a)	95	2,227
Skyworks Solutions, Inc. (a)	419	3,318
SonicWALL, Inc. (a)	194	1,715
SRA International, Inc. Class A (a)	76	1,810
Sun Microsystems, Inc. (a)	561	2,861
Sybase, Inc. (a)	274	6,499
Sycamore Networks, Inc. (a)	435	1,810

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2015 Fund	July 31, 2007 (Unaudited)

	Shares/
	Principal
Security Description	Amount	Value
Common Stocks, continued
Technology, continued
Symantec Corp. (a)	213	4,090
Synopsys, Inc. (a)	163	3,987
Tech Data Corp. (a)	155	5,808
Tellabs, Inc. (a)	383	4,347
Teradyne, Inc. (a)	171	2,683
Tessera Technologies, Inc. (a)	100	4,113
Texas Instruments, Inc.	330	11,613
TIBCO Software, Inc. (a)	546	4,439
Trident Microsystems, Inc. (a)	115	1,749
TriQuint Semiconductor, Inc. (a)	399	1,764
Unisys Corp. (a)	317	2,565
United Online, Inc.	198	2,796
Varian Semiconductor Equipment Associates, Inc. (a)	184	8,648
VeriFone Holdings, Inc. (a)	64	2,330
Vignette Corp. (a)	90	1,894
Websense, Inc. (a)	109	2,176
Wind River Systems, Inc. (a)	181	1,730
Xerox Corp. (a)	176	3,073
Yahoo!, Inc. (a)	278	6,464
		820,892
Telecommunications (0.99%)
ALLTEL Corp.	61	4,023
AT&T, Inc.	1,005	39,356
CenturyTel, Inc.	122	5,596
Cincinnati Bell, Inc. (a)	742	3,829
Citizens Communications Co., Series B	316	4,560
Embarq Corp.	154	9,516
Harris Corp.	120	6,585
InterDigital, Inc. (a)	115	3,214
JDS Uniphase Corp. (a)	187	2,680
Leap Wireless International, Inc. (a)	44	3,890
NII Holdings, Inc. (a)	129	10,838
Sprint Nextel Corp.	456	9,362
United States Cellular Corp. (a)	15	1,455
Verizon Communications, Inc.	494	21,054
Virgin Media, Inc.	244	6,061
Windstream Corp.	528	7,265
		139,284
Utilities (1.99%)
AES Corp. (a)	163	3,203
AGL Resources, Inc.	217	8,181
Allegheny Energy, Inc. (a)	160	8,357
ALLETE, Inc.	56	2,455
Alliant Energy Corp.	130	4,804
Ameren Corp.	201	9,644
American Electric Power Co., Inc.	75	3,262
Aqua America, Inc.	116	2,538
Aquila, Inc. (a)	958	3,621
Atmos Energy Corp.	227	6,372
Avista Corp.	141	2,795
Black Hills Corp.	102	3,805
CenterPoint Energy, Inc.	307	5,059
Cleco Corp.	147	3,491
CMS Energy Corp.	249	4,024
Consolidated Edison, Inc.	25	1,092
Dominion Resources, Inc. (Virginia)	67	5,643
DPL, Inc.	72	1,914
DTE Energy Co.	178	8,256
Duke Energy Corp.	199	3,389
Edison International	50	2,645
El Paso Electric Co. (a)	117	2,723
Energy East Corp.	166	4,201
Entergy Corp.	16	1,599
Exelon Corp.	89	6,243
FirstEnergy Corp.	60	3,645
FPL Group, Inc.	60	3,464
Great Plains, Inc.	73	2,026
Hawaiian Electric Industries, Inc.	216	4,927
IDACORP, Inc.	131	4,056
Integrys Energy Group, Inc.	84	4,157
KeySpan Corp.	149	6,191
National Fuel Gas Co.	67	2,904
Nicor, Inc.	44	1,734
NiSource, Inc.	302	5,759
Northeast Utilities	172	4,702
Northwest Natural Gas Co.	70	2,917
NSTAR	120	3,774
ONEOK, Inc.	114	5,786
Pepco Holdings, Inc.	187	5,062
PG&E Corp.	67	2,868
Piedmont Natural Gas Co.	174	4,035
Pinnacle West Capital Corp.	96	3,598
PNM Resources, Inc.	207	5,347
PPL Corp.	64	3,017
Progress Energy, Inc.	41	1,790
Public Service Enterprise Group, Inc.	48	3,996
Puget Energy, Inc.	102	2,361
Questar Corp.	156	8,032
Reliant Energy, Inc. (a)	350	8,988
SCANA Corp.	118	4,411
Sempra Energy	39	2,056
Sierra Pacific Resources (a)	221	3,512
Southern Co.	94	3,162
Southern Union Co.	116	3,582
Southwest Gas Corp.	108	3,357
Spectra Energy Corp.	101	2,572
Teco Energy, Inc.	234	3,777
UGI Corp.	278	7,175
UniSource Energy Corp.	61	1,856
Vectren Corp.	228	5,693
Westar Energy, Inc.	260	5,985
WGL Holdings, Inc.	119	3,563
Wisconsin Energy Corp.	130	5,581
Xcel Energy, Inc.	418	8,485
		279,219
Total Common Stocks (Cost $5,719,012)		6,117,885

Corporate Bonds (12.27%)
Basic Materials (1.29%)
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14	$53,000	50,626
Eastman Chemical Co., 7.60%, 2/1/27	120,000	128,527
Weyerhaeuser Co., 6.95%, 8/1/17	2,000	1,986
		181,139
Consumer Goods (0.64%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	2,000	1,893
Coca-Cola Enterprises, 8.50%, 2/1/22	2,000	2,464
Kimberly-Clark Corp., 5.00%, 8/15/13	48,000	46,439
May Department Stores Co., 5.75%, 7/15/14	2,000	1,849
Procter & Gamble Co., 4.95%, 8/15/14	38,000	36,773
		89,418

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2015 Fund	July 31, 2007 (Unaudited)

	Principal
Security Description	Amount	Value
Corporate Bonds, continued
Consumer Services (1.35%)
Bottling Group LLC, 4.63%, 11/15/12	29,000	28,068
Burlington North Santa Fe, 7.00%, 12/15/25	2,000	2,078
Comcast Corp., 6.50%, 11/15/35	72,000	68,549
ConAgra Foods, Inc., 6.75%, 9/15/11	2,000	2,074
Target Corp., 5.88%, 3/1/12	30,000	30,168
Wal-Mart Stores, Inc., 4.55%, 5/1/13	61,000	58,309
		189,246
Financials (6.60%)
Allstate Corp., 7.20%, 12/1/09	30,000	31,281
American General Finance, 5.38%, 10/1/12	107,000	105,797
Citigroup, Inc., 6.63%, 1/15/28	9,000	9,419
Countrywide Financial Corp., 6.25%, 5/15/16	50,000	47,015
Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11	207,000	211,417
First Union National Bank, 7.80%, 8/18/10	61,000	65,299
Goldman Sachs Group, Inc., 5.95%, 1/15/27	49,000	44,689
JPMC Capital XVIII, 6.95%, 8/17/36	30,000	28,754
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12	38,000	39,056
Morgan Stanley Dean Witter, 6.75%, 4/15/11	76,000	78,689
National Rural Utilities, 7.25%, 3/1/12	56,000	59,724
Prudential Financial, Inc., 5.10%, 9/20/14	46,000	44,287
U.S. Bank N.A. Minnesota, 6.38%, 8/1/11	38,000	39,315
Verizon Global Funding Corp., 7.25%, 12/1/10	116,000	121,811
		926,553
Health Care (0.27%)
Wyeth, 5.50%, 2/1/14	38,000	37,379
		37,379
Industrials (0.58%)
Boeing Co., 6.13%, 2/15/33	30,000	30,764
Norfolk Southern Corp., 6.20%, 4/15/09	12,000	12,132
Union Pacific Corp., 4.88%, 1/15/15	41,000	38,231
		81,127
Oil & Gas (0.01%)
Kinder Morgan Energy Partners, 7.75%, 3/15/32	2,000	2,180
		2,180
Technology (0.26%)
IBM Corp., 8.38%, 11/1/19	30,000	36,553
		36,553
Telecommunications (0.47%)
Sprint Capital Corp., 8.38%, 3/15/12	61,000	66,806
		66,806
Utilities (0.80%)
Dominion Resources, Inc. (Virginia), 4.13%, 2/15/08	38,000	37,726
Duke Energy Corp., 6.25%, 1/15/12	30,000	30,815
Exelon Corp., 4.90%, 6/15/15	2,000	1,845
Florida Power & Light, 5.95%, 10/1/33	40,000	39,702
Southern Power Co., 4.88%, 7/15/15	2,000	1,864
		111,952
Total Corporate Bonds (Cost $1,744,825)		1,722,353

U.S. Government Agency Pass-Through Securities (17.30%)
Fannie Mae
4.42%, 10/1/35, Pool #836206	62,048	60,975
4.50%, 1/1/19, Pool #735057	26,117	24,999
4.50%, 9/1/20, Pool #839289	26,829	25,586
4.50%, 3/1/35, Pool #819357	0	0
4.50%, 8/1/35, Pool #835751	149,433	136,097
5.00%, 5/1/18, Pool #703444	13,013	12,617
5.00%, 1/1/19, Pool #255077	52,299	50,969
5.00%, 8/1/19, Pool #793396	21,005	20,365
5.00%, 12/1/19, Pool #745369	16,509	16,089
5.00%, 3/1/20, Pool #819410	16,581	16,100
5.00%, 6/1/20, Pool #839333	22,832	22,137
5.00%, 12/1/26, Pool #256570	63,400	60,355
5.00%, 5/1/34, Pool #768230	43,833	41,113
5.00%, 8/1/35, Pool #848355	16,568	15,540
5.50%, 8/1/17, Pool #826283	15,203	15,096
5.50%, 2/1/18, Pool #703712	43,251	42,719
5.50%, 3/1/20, Pool #735405	39,907	39,416
5.50%, 3/1/20, Pool #735611	16,083	15,957
5.50%, 12/1/20, Pool #850811	107,347	106,025
5.50%, 7/1/25, Pool #255809	0	0
5.50%, 6/1/33, Pool #702459	62,277	60,144
5.50%, 1/1/34, Pool #756233	118,443	114,387
5.50%, 4/1/34, Pool #725424	28,494	27,518
5.50%, 1/1/35, Pool #808374	196,946	190,202
5.50%, 2/1/35, Pool #735230	115,705	111,743
6.00%, 6/1/17, Pool #555004	11,517	11,633
6.00%, 10/1/32, Pool #667994	60,911	60,713
6.00%, 9/1/33, Pool #736937	23,734	23,518
6.00%, 4/1/35, Pool #735503	23,306	23,213
6.50%, 9/1/34, Pool #783390	47,967	48,453
6.50%, 4/1/36, Pool #851187	47,185	47,663
7.00%, 4/1/34, Pool #780703	39,131	40,373
Freddie Mac
4.00%, 6/1/18, Pool #E01401	43,721	40,872
4.50%, 11/1/18, Pool #E01489	43,044	41,212
4.50%, 12/1/18, Pool #G11657	35,209	33,704
4.50%, 1/1/19, Pool #B11878	67,475	64,590
4.50%, 7/1/19, Pool #B15661	27,463	26,249
5.00%, 10/1/18, Pool #B10252	0	0
5.00%, 10/1/33, Pool #A14805	28,116	26,523
5.00%, 12/1/34, Pool #A29017	99,574	93,864
5.50%, 8/1/33, Pool #A11851	58,566	56,851
5.50%, 10/1/34, Pool #A27526	51,732	50,196
5.50%, 10/1/35, Pool #A39170	154,413	149,580
5.50%, 11/1/35, Pool #A47728	52,329	50,691
6.00%, 7/1/34, Pool #A24370	43,933	43,740
6.50%, 12/1/33, Pool #A16523	21,349	21,729
Ginnie Mae
5.50%, 4/15/33, Pool #603566	20,235	19,759
5.50%, 4/15/34, Pool #626116	13,262	12,943
5.50%, 9/15/35, Pool #644611	18,163	17,718
6.00%, 2/15/32, Pool #569704	171,021	171,274
6.00%, 9/20/34, Pool #3611	24,002	23,993
Total U.S. Government Agency Pass-Through Securities (Cost $2,453,976)		2,427,203

U.S. Government Agency Securities (5.55%)
Fannie Mae
4.50%, 10/15/08	75,000	74,578
4.63%, 1/15/08	40,000	39,876
6.63%, 9/15/09	75,000	77,499
Federal Home Loan Bank
4.63%, 2/8/08, Series 627	70,000	69,757

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2015 Fund	July 31, 2007 (Unaudited)

	Shares/
	Principal	Value
Security Description	Amount
U.S. Government Agency Securities, continued
4.63%, 11/21/08, Series 598	75,000	74,666
Federal National Mortgage Association, 5.63%, 11/15/21	48,000	47,176
Freddie Mac
4.63%, 2/21/08	141,000	140,489
4.63%, 12/19/08	55,000	54,753
4.75%, 1/18/11	55,000	54,501
6.25%, 7/15/32	134,000	146,210
Total U.S. Government Agency Securities (Cost $790,409)		779,505

U.S. Treasury Obligations (12.22%)
U.S. Treasury Bonds
5.25%, 11/15/28	284,000	293,430
5.38%, 2/15/31	70,000	73,899
6.00%, 2/15/26	70,000	78,214
U.S. Treasury Notes
4.00%, 6/15/09	277,000	274,187
4.00%, 4/15/10	296,000	291,953
4.00%, 2/15/15	93,000	88,655
4.25%, 8/15/15	163,000	157,422
4.88%, 2/15/12	65,000	65,818
5.00%, 2/15/11	62,000	62,940
5.63%, 5/15/08	326,000	327,808
Total U.S. Treasury Obligations (Cost $1,719,860)		1,714,326

Investment Companies (3.10%)
American Beacon Money Market Select Fund	434,853	434,853
Total Investments (Cost $ 12,862,935) (b) — 94.04%		13,196,125
Other assets in excess of liabilities — 5.96%		836,741

NET ASSETS — 100.00%		$14,032,866

(a)	Non-income Producing
(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
LLC	Limited Liability Co.
REIT	Real Estate Investment Trust

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2020 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks (56.76%)
Basic Materials (2.88%)
A. Schulman, Inc.	233	$5,410
Air Products & Chemicals, Inc.	117	10,105
Airgas, Inc.	459	21,435
AK Steel Holding Corp. (a)	715	28,579
Albemarle Corp.	229	9,213
Alcoa, Inc.	459	17,534
Allegheny Technologies, Inc.	260	27,282
Arch Coal, Inc.	400	11,956
Ashland, Inc.	172	10,502
Bowater, Inc.	467	9,163
Cabot Corp.	191	7,713
Cambrex Corp.	215	2,937
Carpenter Technology Corp.	157	18,634
Celanese Corp., Series A	491	18,413
Chaparral Steel Co.	297	24,960
Chemtura Corp.	698	7,280
Cleveland-Cliffs, Inc.	255	17,664
Coeur d'Alene Mines Corp. (a)	2,462	9,626
Commercial Metals Co.	356	10,979
CONSOL Energy, Inc.	493	20,533
Cytec Industries, Inc.	267	17,886
Domtar Corp. (a)	1,867	17,755
Dow Chemical Company (The)	523	22,740
E.I. DuPont de Nemours & Co.	491	22,944
Eastman Chemical Co.	287	19,751
Ecolab, Inc.	528	22,234
Ferro Corp.	337	7,532
FMC Corp.	225	20,054
Foundation Coal Holdings, Inc.	294	10,246
Freeport-McMoRan Copper & Gold, Inc. Class B	259	24,341
Georgia Gulf Corp.	320	5,181
H.B. Fuller Co.	508	14,036
Headwaters, Inc. (a)	394	6,355
Hercules, Inc. (a)	973	20,200
Huntsman Corp.	278	7,078
International Coal Group, Inc. (a)	968	3,930
International Flavors & Fragrances, Inc.	248	12,427
International Paper Co.	226	8,378
Kaiser Aluminum Corp.	112	7,561
Lubrizol Corp.	218	13,660
Lyondell Chemical Co.	724	32,508
Massey Energy Co.	201	4,291
Meridian Gold, Inc. (a)	228	6,436
Minerals Technologies, Inc.	127	8,213
Monsanto Co.	381	24,555
Mosaic Co. (a)	411	15,437
Neenah Paper, Inc.	108	4,183
Newmont Mining Corp.	304	12,692
Olin Corp.	607	12,668
OM Group, Inc. (a)	242	11,723
Peabody Energy Corp.	194	8,198
PPG Industries, Inc.	67	5,110
Praxair, Inc.	230	17,623
Reliance Steel & Aluminum Co.	182	9,562
Rohm & Haas Co.	419	23,682
RPM International, Inc.	1,115	26,214
RTI International Metals, Inc. (a)	150	11,886
Ryerson, Inc.	194	6,226
Sensient Technologies Corp.	429	10,897
Sigma-Aldrich Corp.	335	15,182
Southern Copper Corp.	33	3,719
Stillwater Mining Co. (a)	427	3,886
Titanium Metals Corp. (a)	350	11,697
Tredegar Corp.	242	4,443
United States Steel Corp.	366	35,974
USEC, Inc. (a)	743	12,475
Valspar Corp.	905	24,969
Wausau Paper Corp.	388	4,342
Weyerhaeuser Co.	112	7,979
Worthington Industries, Inc.	597	12,358
		963,335
Consumer Goods (4.69%)
Altria Group, Inc.	1,081	71,854
American Axle & Manufacturing Holdings, Inc.	359	8,688
Anheuser-Busch Cos., Inc.	398	19,410
ArvinMeritor, Inc.	672	13,326
Blyth, Inc.	243	5,424
Brown-Forman Corp. Class B	124	8,239
Brunswick Corp.	274	7,661
Callaway Golf Co.	576	9,348
Centex Corp.	375	13,991
Champion Enterprises, Inc. (a)	680	7,970
Chiquita Brands International, Inc. (a)	369	6,480
Church & Dwight Co.	366	17,956
Clorox Co.	67	4,051
Coach, Inc. (a)	224	10,183
Coca-Cola Co. (The)	1,130	58,884
Colgate-Palmolive Co.	308	20,328
ConAgra Foods, Inc.	250	6,338
Constellation Brands, Inc. Class A (a)	651	14,276
Cooper Tire & Rubber Co.	514	11,817
Corn Products International, Inc.	642	28,646
Crocs, Inc. (a)	498	29,541
D.R. Horton, Inc.	888	14,492
Del Monte Foods Co.	386	4,478
Eastman Kodak Co.	854	21,563
Electronic Arts, Inc. (a)	220	10,701
Energizer Holdings, Inc. (a)	150	15,135
Ethan Allen Interiors, Inc.	281	9,599
Ford Motor Co. (a)	1,383	11,769
Fossil, Inc. (a)	418	10,680
Furniture Brands International, Inc.	435	4,794
Garmin Ltd.	329	27,603
General Mills, Inc.	137	7,620
General Motors Corp.	256	8,294
Gentex Corp.	444	8,765
Genuine Parts Co.	551	26,217
Goodyear Tire & Rubber Co. (a)	514	14,762
H.J. Heinz Co.	160	7,002
Hanesbrands, Inc. (a)	290	8,993
Hansen Natural Corp. (a)	460	18,653
Harley-Davidson, Inc.	190	10,891
Harman International Industries, Inc.	176	20,416
Hasbro, Inc.	435	12,189
Herbalife Ltd.	128	5,245
Herman Miller, Inc.	174	5,312
Hershey Co.	114	5,255
Hormel Foods Corp.	157	5,404
Hovnanian Enterprises, Inc. Class A (a)	106	1,403
Interface, Inc.	407	7,501
J.M. Smucker Co.	158	8,818

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2020 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Consumer Goods, continued
JAKKS Pacific, Inc. (a)	222	5,264
Jarden Corp. (a)	433	15,644
Johnson Controls, Inc.	112	12,673
Jones Apparel Group, Inc.	331	8,262
KB Home	234	7,444
Kellwood Co.	228	5,846
Kimberly-Clark Corp.	179	12,041
Kraft Foods, Inc. Class A	834	27,313
La-Z-Boy, Inc.	416	4,164
Lancaster Colony Corp.	199	7,705
Lear Corp. (a)	575	19,309
Leggett & Platt, Inc.	570	11,816
Lennar Corp. Class A	400	12,264
Lennar Corp. Class B	36	1,055
Liz Claiborne, Inc.	359	12,615
M.D.C. Holdings, Inc.	99	4,554
Martek Biosciences Corp. (a)	202	5,175
Mattel, Inc.	1,221	27,973
McCormick & Co., Inc.	388	13,254
Meritage Homes Corp. (a)	204	3,978
Modine Manufacturing Co.	265	6,784
Molson Coors Brewing Co. Class B	236	20,990
Monaco Coach Corp.	240	3,348
Nautilus, Inc.	265	2,608
NBTY, Inc. (a)	415	18,069
Newell Rubbermaid, Inc.	890	23,540
Nu Skin Enterprises, Inc. Class A	423	6,565
NutriSystem, Inc. (a)	222	12,370
Oakley, Inc.	229	6,458
Pepsi Bottling Group, Inc.	458	15,325
PepsiAmericas, Inc.	157	4,344
PepsiCo, Inc.	1,170	76,775
Phillips-Van Heusen Corp.	382	19,887
Polo Ralph Lauren Corp.	154	13,760
Pool Corp.	313	10,520
Procter & Gamble Co.	2,159	133,556
Pulte Homes, Inc.	112	2,166
Quiksilver, Inc. (a)	1,006	12,907
Ralcorp Holdings, Inc. (a)	184	9,561
Reynolds American, Inc.	83	5,077
Sara Lee Corp.	364	5,769
sBriggs & Stratton Corp.	442	12,535
Select Comfort Corp. (a)	391	6,233
Smithfield Foods, Inc. (a)	337	10,467
Snap-on, Inc.	358	18,734
Standard Pacific Corp.	193	2,858
Stride Rite Corp.	276	5,622
Superior Industries International, Inc.	171	3,164
The Stanley Works	257	14,220
Thor Industries, Inc.	104	4,266
THQ, Inc. (a)	447	12,856
Timberland Co. (a)	359	8,533
Toll Brothers, Inc. (a)	429	9,408
TreeHouse Foods, Inc. (a)	280	6,275
Tupperware Brands Corp.	513	13,343
Tyson Foods, Inc. Class A	851	18,126
Under Armour, Inc. (a)	195	11,975
United Stationers, Inc. (a)	191	12,174
Universal Corp.	243	13,416
UST, Inc.	517	27,685
Visteon Corp. (a)	1,045	6,709
WCI Communities, Inc. (a)	205	1,810
WD-40 Co.	140	4,647
Weight Watchers International, Inc.	126	6,114
WM. Wrigley Jr. Co.	150	8,652
WM. Wrigley Jr. Co. CI B	28	1,616
Wolverine World Wide, Inc.	472	12,772
		1,570,903
Consumer Services (7.47%)
99 Cents Only Stores (a)	394	4,795
Abercrombie & Fitch Co.	222	15,518
Advance Auto Parts, Inc.	242	8,414
Aeropostale, Inc. (a)	352	13,404
AirTran Holdings, Inc. (a)	767	7,547
Alaska Air Group, Inc. (a)	301	7,022
Amazon.com, Inc. (a)	212	16,650
American Greetings Corp. Class A	479	11,846
AmerisourceBergen Corp.	548	25,816
AMR Corp. (a)	695	17,153
AnnTaylor Stores Corp. (a)	196	6,158
Apollo Group, Inc. Class A (a)	395	23,348
Applebee's International, Inc.	620	15,252
aQuantive, Inc. (a)	481	31,818
Arbitron, Inc.	194	9,661
AutoNation, Inc. (a)	558	10,870
AutoZone, Inc. (a)	120	15,217
Avis Budget Group, Inc. (a)	861	22,102
Bally Technologies, Inc. (a)	385	9,471
Bed Bath & Beyond, Inc. (a)	140	4,850
Belo Corp., Series A	278	4,976
Best Buy Co., Inc.	288	12,842
Big Lots, Inc. (a)	354	9,154
BJ's Wholesale Club, Inc. (a)	190	6,452
Blockbuster, Inc. Class A (a)	938	4,024
Bob Evans Farms, Inc.	307	9,962
Borders Group, Inc.	567	9,276
Boyd Gaming Corp.	154	6,791
Brown Shoe Co., Inc.	248	5,193
Cablevision Systems Corp. (a)	651	23,169
Cardinal Health, Inc.	281	18,470
CarMax, Inc. (a)	602	14,406
Carnival Corp.	212	9,394
Casey's General Stores, Inc.	422	10,520
Cato Corp. Class A	249	5,149
CBRL Group, Inc.	119	4,573
CBS Corp. Class B	364	11,546
CEC Entertainment, Inc. (a)	234	6,905
Charming Shoppes, Inc. (a)	1,054	10,414
Charter Communicatons, Inc. (a)	2,430	9,866
Cheesecake Factory, Inc. (The) (a)	444	10,931
Chemed Corp.	154	9,745
Chico's FAS, Inc. (a)	488	9,448
Children's Place Retail Stores, Inc. (a)	171	5,833
Choice Hotels International, Inc.	116	4,197
Circuit City Stores, Inc.	502	5,974
Clear Channel Communications, Inc.	241	8,893
Coldwater Creek, Inc. (a)	172	3,387
Comcast Corp. Class A (a)	1,360	35,727
Continental Airlines, Inc. Class B (a)	270	8,508
Corinthian Colleges, Inc. (a)	755	10,170
Costco Wholesale Corp.	351	20,990
Cox Radio, Inc. (a)	272	3,522
CTC Media, Inc. (a)	109	2,663
Cumulus Media, Inc. (a)	288	3,041
CVS Corp.	1,083	38,111
Dick's Sporting Goods, Inc. (a)	245	13,776
Dillard's, Inc.	562	16,798
DIRECTV Group, Inc. (a)	487	10,914

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2020 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Consumer Services, continued
Discovery Holding Co. Class A (a)	819	19,427
Dun & Bradstreet Corp. (The)	170	16,619
E.W. Scripps Co. Class A	226	9,259
eBay, Inc. (a)	705	22,842
EchoStar Communications Corp. (a)	560	23,682
Entercom Communications Corp. Class A	302	6,819
Expedia, Inc. (a)	722	19,212
FactSet Research Systems, Inc.	129	8,513
Family Dollar Stores, Inc.	351	10,397
Flowers Foods, Inc.	591	12,115
Foot Locker, Inc.	466	8,649
Fred's, Inc.	247	2,932
GameStop Corp. Class A (a)	362	14,607
Gannett Co., Inc.	114	5,689
Gaylord Entertainment Co. (a)	283	14,144
Gemstar-TV Guide International, Inc. (a)	2,190	12,571
Getty Images, Inc. (a)	136	6,110
Guess?, Inc.	160	7,598
Guitar Center, Inc. (a)	173	10,043
H&R Block, Inc.	965	19,252
Hilton Hotels Corp.	252	11,141
Home Depot, Inc.	1,063	39,512
Hot Topic, Inc. (a)	359	3,231
Idearc, Inc.	429	14,891
IHOP Corp.	92	6,001
International Game Technology	244	8,618
International Speedway Corp. Class A	218	10,440
Interpublic Group of Cos., Inc. (The) (a)	1,343	14,088
ITT Educational Services, Inc. (a)	272	28,740
J. Crew Group, Inc. (a)	230	11,569
J.C. Penney Co., Inc.	135	9,185
Jack in the Box, Inc. (a)	228	14,590
JetBlue Airways Corp. (a)	464	4,570
John Wiley & Sons, Inc. Class A	317	13,406
Kohl's Corp. (a)	223	13,558
Krispy Kreme Doughnuts, Inc. (a)	466	3,169
Kroger Co.	328	8,515
Lamar Advertising Co. Class A	217	12,918
Las Vegas Sands Corp. (a)	73	6,369
Lee Enterprises, Inc.	333	5,864
Liberty Global, Inc., Series C (a)	563	22,430
Liberty Media Holding Corp., Capital Series A (a)	97	11,102
Liberty Media Holding Corp., Interactive Series A (a)	491	10,286
Life Time Fitness, Inc. (a)	226	11,621
Live Nation, Inc. (a)	388	7,706
Longs Drug Stores Corp.	193	9,333
Lowe's Companies, Inc.	1,028	28,794
Macy's, Inc.	237	8,549
Marriott International, Inc. Class A	255	10,595
Matthews International Corp. Class A	245	9,374
McClatchy Co. (The)	522	12,747
McDonald's Corp.	661	31,642
McGraw-Hill Companies, Inc. (The)	252	15,246
McKesson Corp.	222	12,823
Media General, Inc.	197	5,555
Men's Wearhouse, Inc.	338	16,697
Meredith Corp.	292	16,495
MGM MIRAGE (a)	93	6,799
NAVTEQ Corp. (a)	258	13,966
Netflix, Inc. (a)	415	7,150
New York Times Co. Class A	427	9,761
News Corp. Class A	1,306	27,583
News Corp. Class B	353	7,999
Nordstrom, Inc.	148	7,042
O'Reilly Automotive, Inc. (a)	313	10,426
Office Depot, Inc. (a)	752	18,770
Orient Express Hotels Ltd.	277	12,867
P.F. Chang's China Bistro, Inc. (a)	166	5,435
Pacific Sunwear of California, Inc. (a)	650	11,713
Panera Bread Co. Class A (a)	210	8,534
Pantry, Inc. (a)	165	5,749
Papa John's International, Inc. (a)	154	4,224
Payless Shoesource, Inc. (a)	568	15,120
Penn National Gaming, Inc. (a)	212	12,190
Pep Boys - Manny Moe & Jack (The)	411	6,958
Performance Food Group Co. (a)	301	8,627
PetSmart, Inc.	389	12,576
Pier 1 Imports, Inc. (a)	637	4,153
Pinnacle Entertainment, Inc. (a)	367	9,729
Pre-Paid Legal Services, Inc. (a)	56	2,951
Priceline.Com, Inc. (a)	215	13,717
R.H. Donnelley Corp. (a)	206	12,881
Radio One, Inc. Class D (a)	588	3,581
RadioShack Corp.	416	10,454
Regal Entertainment Group	716	15,315
Regis Corp.	319	11,120
Rent-A-Center, Inc. (a)	586	11,374
Rite Aid Corp. (a)	2,331	12,844
Ross Stores, Inc.	395	11,427
Royal Caribbean Cruises Ltd.	424	16,337
Ruby Tuesday, Inc.	391	8,700
Safeway, Inc.	247	7,872
Saks, Inc.	1,066	19,732
Scholastic Corp. (a)	294	9,461
Scientific Games Corp. (a)	183	6,279
Service Corp. International	2,579	31,257
Sinclair Broadcast Group, Inc. Class A	416	5,425
Sirius Satellite Radio, Inc. (a)	3,650	10,986
Six Flags, Inc. (a)	595	2,267
SkyWest, Inc.	525	11,713
Sonic Corp. (a)	454	9,380
Sotheby's Holdings, Inc.	440	18,810
Southwest Airlines Co.	613	9,600
Staples, Inc.	565	13,006
Starbucks Corp. (a)	456	12,166
Starwood Hotels & Resorts Worldwide, Inc.	158	9,948
Station Casinos, Inc.	122	10,557
Stein Mart, Inc.	239	2,572
Stewart Enterprises, Inc. Class A	773	5,419
Strayer Education, Inc.	100	15,153
Supervalu, Inc.	674	28,086
Sysco Corp.	480	15,302
Talbots, Inc.	196	4,506
Target Corp.	552	33,435
The Walt Disney Co.	1,360	44,880
Time Warner, Inc.	2,024	38,982
TJX Companies, Inc. (The)	376	10,434
Tractor Supply Co. (a)	242	11,500
Triarc Cos., Inc. Class B	297	4,250
Tribune Co.	203	5,676

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2020 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Consumer Services, continued
Tuesday Morning Corp.	262	3,055
United Natural Foods, Inc. (a)	282	7,679
Urban Outfitters, Inc. (a)	313	6,279
US Airways Group, Inc. (a)	225	6,977
Vail Resorts, Inc. (a)	232	12,424
Valassis Communications, Inc. (a)	418	4,962
ValueClick, Inc. (a)	668	14,282
ValueVision Media, Inc. Class A (a)	271	2,469
VCA Antech, Inc. (a)	573	22,542
Viacom, Inc. Class B (a)	437	16,737
Wal-Mart Stores, Inc.	1,806	82,986
Walgreen Co.	704	31,103
Warner Music Group Corp.	153	1,896
Washington Post Co. Class B	17	13,443
Westwood One, Inc.	602	3,167
Whole Foods Market, Inc.	367	13,594
Williams-Sonoma, Inc.	212	6,527
WMS Industries, Inc. (a)	307	8,010
Wynn Resorts Ltd.	202	19,505
XM Satellite Radio Holdings, Inc. Class A (a)	822	9,412
Yum! Brands, Inc.	396	12,688
Zale Corp. (a)	428	9,086
		2,500,021
Financials (11.11%)
ACE Ltd.	185	10,678
Affiliated Managers Group, Inc. (a)	82	9,266
AFLAC, Inc.	361	18,815
Alexandria Real Estate Equities, Inc. REIT	204	17,571
Alleghany Corp. (a)	10	4,200
Allied World Assurance Holdings Ltd.	120	5,694
Allstate Corp.	345	18,337
AMB Property Corp. REIT	279	14,865
AMBAC Financial Group, Inc.	325	21,824
AMCORE Financial, Inc.	186	4,492
American Express Co.	743	43,495
American Financial Group, Inc.	196	5,506
American Financial Realty Trust REIT	1,088	9,542
American Home Mortgage Investment Corp. REIT	380	395
American International Group, Inc.	1,180	75,732
American National Insurance Co.	32	4,785
AmeriCredit Corp. (a)	348	7,078
Ameriprise Financial, Inc.	114	6,871
Anchor BanCorp Wisconsin, Inc.	167	3,732
Annaly Capital Management, Inc. REIT	2,386	34,478
Aon Corp.	131	5,245
Arch Capital Group Ltd. (a)	92	6,409
Archstone-Smith Trust REIT	138	7,923
Arthur J. Gallagher & Co.	359	9,901
Aspen Insurance Holdings Ltd.	155	3,790
Associated Banc-Corp.	366	10,519
Assurant, Inc.	330	16,738
Assured Guaranty Ltd.	148	3,602
Astoria Financial Corp.	307	7,230
AvalonBay Communities, Inc. REIT	213	22,998
Axis Capital Holdings Ltd.	378	13,929
BancorpSouth, Inc.	625	14,594
Bank of America Corp.	2,331	110,536
Bank of Hawaii Corp.	375	18,008
Bank of New York Mellon Corp.	639	27,189
BB&T Corp.	302	11,301
Bear Stearns Cos.	50	6,061
BlackRock, Inc.	17	2,712
Boston Properties, Inc. REIT	81	7,654
Brandywine Realty Trust REIT	764	18,428
BRE Properties, Inc. REIT	349	17,635
Broadridge Financial Solutions, Inc.	100	1,759
Brown & Brown, Inc.	315	8,096
Camden Property Trust REIT	161	8,849
Capital One Financial Corp.	190	13,444
CapitalSource, Inc. REIT	467	8,873
CB Richard Ellis Group, Inc. Class A (a)	582	20,323
Charles Schwab Corp.	763	15,359
Chittenden Corp.	387	12,945
Chubb Corp. (The)	224	11,292
Cincinnati Financial Corp.	494	19,365
CIT Group, Inc.	585	24,090
Citigroup, Inc.	2,561	119,266
Citizens Banking Corp.	641	10,320
City National Corp.	137	9,698
CME Group, Inc.	62	34,462
Colonial BancGroup, Inc. (The)	456	9,945
Colonial Properties Trust REIT	432	14,943
Comerica, Inc.	79	4,160
Commerce Bancshares, Inc.	116	5,156
Commerce Group, Inc.	541	15,543
CompuCredit Corp. (a)	112	2,940
Conseco, Inc. (a)	452	8,222
Corporate Executive Board Co.	111	7,484
Corporate Office Properties Trust REIT	301	11,345
Countrywide Financial Corp.	319	8,986
Cousins Properties, Inc. REIT	340	8,741
Covanta Holding Corp. (a)	344	7,802
Crescent Real Estate Equities Co. REIT	273	6,164
DCT Industrial Trust, Inc. REIT	1,579	15,474
Digital Realty Trust, Inc. REIT	410	13,592
Dime Community Bancshares	270	3,021
Discover Financial Services (a)	250	5,763
Downey Financial Corp.	175	9,308
Duke Realty Corp. REIT	414	13,534
E*TRADE Financial Corp. (a)	1,153	21,354
East West Bancorp, Inc.	402	14,737
Eaton Vance Corp.	404	16,911
Endurance Specialty Holdings Ltd.	169	6,321
Equity Inns, Inc. REIT	423	9,458
Equity Lifestyle Properties, Inc. REIT	132	5,988
Erie Indemnity Co. Class A	133	6,868
Essex Property Trust, Inc. REIT	161	17,320
Everest Re Group Ltd.	180	17,685
F.N.B. Corp.	545	8,180
Fannie Mae	449	26,868
Federal Realty Investment Trust REIT	151	11,346
Federated Investors, Inc. Class B	294	10,587
Felcor Lodging Trust, Inc. REIT	513	11,265
Fidelity National Title Group, Inc.	675	14,101
Fifth Third Bancorp	283	10,440
First American Corp.	260	12,035
First Bancorp	601	5,529
First Horizon National Corp.	388	12,307

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2020 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Financials, continued
First Marblehead Corp.	169	5,570
First Midwest Bancorp, Inc.	421	13,847
First Niagara Financial Group, Inc.	933	11,998
FirstFed Financial Corp. (a)	156	7,051
FirstMerit Corp.	628	11,511
Forest City Enterprises, Inc. Class A	191	10,392
Franklin Resources, Inc.	123	15,667
Franklin Street Properties Corp. REIT	599	9,195
Freddie Mac	382	21,877
Fremont General Corp.	489	2,822
Friedman Billings Ramsey Group,
Inc. Class A REIT	1,114	5,481
Fulton Financial Corp.	1,621	21,430
Genworth Financial, Inc. Class A	276	8,424
Global Payments, Inc.	231	8,639
Goldman Sachs Group, Inc.	192	36,161
Greater Bay Bancorp	424	11,397
Hartford Financial Services Group, Inc.	170	15,618
HCC Insurance Holdings, Inc.	345	10,102
Health Care Property Investors, Inc. REIT	646	17,597
Health Care Realty Trust, Inc. REIT	402	9,334
Health Care REIT, Inc.	683	25,073
Hilb, Rogal & Hobbs Co.	273	11,821
Home Properties, Inc. REIT	249	11,529
Horace Mann Educators Corp.	343	6,116
Hospitality Properties Trust REIT	291	11,163
Host Marriott Corp. REIT	301	6,357
HRPT Properties Trust REIT	1,788	16,718
Hudson City Bancorp, Inc.	1,240	15,153
Huntington Bancshares, Inc.	1,231	23,635
Impac Mortgage Holdings, Inc. REIT	571	1,462
IndyMac Bancorp, Inc.	666	14,652
IntercontinentalExchange, Inc. (a)	155	23,425
International Bancshares Corp.	184	4,054
International Securities Exchange
Holdings, Inc.	239	15,702
Investment Technology Group, Inc. (a)	311	12,428
IPC Holdings Ltd.	132	3,275
iStar Financial, Inc. REIT	440	15,985
Janus Capital Group, Inc.	549	16,503
Jefferies Group, Inc.	358	9,405
Jones Lang LaSalle, Inc.	98	10,758
JPMorgan Chase & Co.	1,646	72,440
KeyCorp	187	6,487
Kilroy Realty Corp. REIT	217	13,981
Kimco Realty Corp. REIT	695	25,944
Knight Capital Group, Inc. Class A (a)	881	12,457
LaBranche & Co., Inc. (a)	452	2,924
LaSalle Hotel Properties REIT	287	11,489
Lazard Ltd.	340	12,590
Legg Mason, Inc.	96	8,640
Lehman Brothers Holdings, Inc.	269	16,678
Lexington Corporate Properties Trust REIT	627	11,831
Liberty Property Trust REIT	270	10,128
Lincoln National Corp.	168	10,134
Loews Corp.	254	12,040
M&T Bank Corp.	39	4,145
Macerich Co. (The) REIT	203	14,849
Mack-Cali Realty Corp. REIT	212	8,183
MAF Bancorp, Inc.	265	13,918
Markel Corp. (a)	26	12,103
Marsh & McLennan Companies, Inc.	307	8,458
Marshall & Ilsley Corp.	769	31,690
MasterCard, Inc. Class A	179	28,783
MBIA, Inc.	409	22,945
Mercury General Corp.	75	3,884
Merrill Lynch & Co., Inc.	377	27,973
MetLife, Inc.	243	14,633
MGIC Investment Corp.	258	9,974
Mid-America Apartment
Communities, Inc. REIT	175	7,898
Montpelier Re Holdings Ltd.	315	4,993
Moody's Corp.	174	9,361
Morgan Stanley	500	31,935
Nasdaq Stock Market, Inc. (a)	258	7,939
National City Corp.	319	9,375
National Financial Partners Corp.	241	11,173
National Retail Properties, Inc. REIT	565	12,238
Nationwide Financial Services, Inc.
Class A	466	26,520
Nationwide Health Properties, Inc. REIT	742	17,682
New York Community Bancorp, Inc.	702	11,393
NewAlliance Bancshares, Inc.	869	11,740
Newcastle Investment Corp. REIT	451	8,123
Nuveen Investments, Inc.	227	13,879
NYSE Euronext	132	10,167
Ohio Casualty Corp.	504	21,879
Old National Bancorp	541	7,790
Old Republic International Corp.	753	13,810
Pacific Capital Bancorp	396	8,276
Park National Corp.	73	5,800
PartnerRe Ltd.	136	9,660
Pennsylvania Real Estate Investment
Trust REIT	310	12,071
People's United Financial, Inc.	289	4,659
Philadelphia Consolidated Holding
Co. (a)	412	14,890
Phoenix Cos., Inc. (The)	927	12,783
Piper Jaffray Co., Inc. (a)	140	6,709
Plum Creek Timber Co., Inc. REIT	617	23,977
PMI Group, Inc.	311	10,596
PNC Financial Services Group, Inc.	197	13,130
Popular, Inc.	898	11,845
Post Properties, Inc. REIT	286	12,595
Potlatch Corp. REIT	318	13,893
Principal Financial Group, Inc.	129	7,274
ProAssurance Corp. (a)	161	7,950
Protective Life Corp.	190	8,174
Provident Bankshares Corp.	278	7,979
Provident Financial Services, Inc.	587	8,277
Prudential Financial, Inc.	263	23,310
Public Storage, Inc. REIT	108	7,570
R.R. Donnelley & Sons Co.	697	29,455
Radian Group, Inc.	240	8,090
RAIT Investment Trust REIT	581	6,019
Raymond James Financial, Inc.	333	10,213
Rayonier, Inc. REIT	233	9,865
Realty Income Corp. REIT	934	21,921
Redwood Trust, Inc. REIT	242	6,970
Regency Centers Corp. REIT	199	12,909
Regions Financial Corp.	434	13,062
Reinsurance Group of America, Inc.	89	4,741

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2020 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Financials, continued
RenaissanceRe Holdings Ltd.	184	10,580
RLI Corp.	166	9,628
Ryland Group, Inc. (The)	134	4,456
SAFECO Corp.	330	19,295
SEI Investments Co.	432	11,776
Senior Housing Properties Trust REIT	784	13,548
Simon Property Group, Inc. REIT	159	13,758
SL Green Realty Corp. REIT	168	20,399
South Financial Group, Inc.	628	13,540
Sovereign Bancorp, Inc.	1,054	20,174
St. Joe Co.	208	8,432
State Street Corp.	161	10,792
Sterling Bancshares, Inc.	540	5,621
Sterling Financial Corp.	472	10,719
Strategic Hotel Capital, Inc. REIT	707	15,045
Sunstone Hotel Investors, Inc. REIT	489	12,137
SunTrust Banks, Inc.	190	14,877
Susquehanna Bancshares, Inc.	448	7,750
SVB Financial Group (a)	242	12,749
SWS Group, Inc.	234	4,130
Synovus Financial Corp.	858	23,990
T. Rowe Price Group, Inc.	725	37,794
Taubman Centers, Inc. REIT	370	17,793
TCF Financial Corp.	370	9,098
TD Ameritrade Holding Corp. (a)	156	2,644
Thornburg Mortgage, Inc. REIT	411	10,448
Torchmark Corp.	320	19,693
Travelers Companies, Inc.	357	18,128
Trustco Bank Corp.	596	5,531
Trustmark Corp.	414	10,362
U.S. Bancorp	936	28,033
UCBH Holdings, Inc.	846	13,908
UDR, Inc. REIT	399	9,213
Umpqua Holdings, Corp.	544	10,347
UnionBanCal Corp.	163	9,007
United Bankshares, Inc.	336	9,358
Unitrin, Inc.	127	5,382
UnumProvident Corp.	1,093	26,560
Valley National Bancorp	347	7,346
Ventas, Inc. REIT	366	11,939
Vornado Realty Trust REIT	99	10,596
W Holding Co., Inc.	1,143	2,526
Wachovia Corp.	1,000	47,210
Waddell & Reed Financial, Inc.	242	6,101
Washington Federal, Inc.	729	16,424
Washington Mutual, Inc.	465	17,451
Webster Financial Corp.	534	23,208
Weingarten Realty Investors REIT	236	8,640
Wells Fargo & Co.	1,640	55,383
Westamerica Bancorp	218	8,923
White Mountains Insurance Group Ltd.	18	9,891
Whitney Holding Corp.	564	14,094
Willis Group Holdings Ltd.	358	14,531
Wilmington Trust Corp.	245	9,540
Wintrust Financial Corp.	141	5,557
XL Capital Ltd. Class A	104	8,097
Zenith National Insurance Corp.	349	14,086
		3,718,746
Health Care (5.92%)
Abbott Laboratories	1,086	55,049
Abraxis BioScience, Inc. (a)	67	1,341
Adams Respiratory Therapeutics, Inc. (a)	189	6,995
Advanced Medical Optics, Inc. (a)	155	4,686
Aetna, Inc.	357	17,161
Affymetrix, Inc. (a)	181	4,413
Alcon, Inc.	55	7,508
Alexion Pharmaceuticals, Inc. (a)	235	13,668
Alkermes, Inc. (a)	734	10,452
Allergan, Inc.	218	12,672
American Medical Systems Holdings, Inc. (a)	490	8,957
Amerigroup Corp. (a)	312	8,636
Amgen, Inc. (a)	822	44,174
Amylin Pharmaceuticals, Inc. (a)	331	15,395
Applera Corp. - Applied Biosystems Group	574	17,920
Applera Corp. - Celera Genomics Group (a)	727	8,739
Apria Healthcare Group, Inc. (a)	359	9,413
ArthroCare Corp. (a)	155	7,846
Barr Pharmaceuticals, Inc. (a)	319	16,339
Bausch & Lomb, Inc.	149	9,526
Baxter International, Inc.	505	26,563
Beckman Coulter, Inc.	172	12,181
Becton Dickinson & Co.	113	8,629
Bio-Rad Laboratories, Inc. Class A (a)	111	8,232
BioMarin Pharmaceutical, Inc. (a)	588	10,619
Biomet, Inc.	25	1,138
Boston Scientific Corp. (a)	956	12,571
Bristol-Myers Squibb Co.	1,026	29,149
Brookdale Senior Living, Inc.	164	6,562
C.R. Bard, Inc.	268	21,030
Celgene Corp. (a)	279	16,896
Cephalon, Inc. (a)	186	13,976
CIGNA Corp.	139	7,178
Community Health Systems, Inc. (a)	264	10,270
Cooper Companies, Inc. (The)	122	6,116
Covance, Inc. (a)	177	12,491
Coventry Health Care, Inc. (a)	412	22,994
Covidien Ltd. (a)	269	11,016
Cubist Pharmaceuticals, Inc. (a)	321	7,402
CV Therapeutics, Inc. (a)	397	3,934
Cyberonics, Inc. (a)	159	2,226
Cytyc Corp. (a)	313	13,177
Dade Behring Holdings, Inc.	240	17,964
DaVita, Inc. (a)	291	15,406
DENTSPLY International, Inc.	401	14,633
Edwards Lifesciences Corp. (a)	396	18,200
Eli Lilly & Co.	525	28,397
Endo Pharmaceuticals Holdings, Inc. (a)	369	12,550
Enzo Biochem, Inc. (a)	255	3,259
Express Scripts, Inc. (a)	164	8,221
Forest Laboratories, Inc. (a)	230	9,246
Gen-Probe, Inc. (a)	353	22,243
Genentech, Inc. (a)	290	21,570
Genzyme Corp. (a)	188	11,857
Gilead Sciences, Inc. (a)	674	25,093
Haemonetics Corp. (a)	189	9,340
Health Management Associates, Inc. Class A	695	5,602
Health Net, Inc. (a)	334	16,546
Healthways, Inc. (a)	242	10,575

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2020 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Health Care, continued
Henry Schein, Inc. (a)	218	11,846
Hologic, Inc. (a)	336	17,405
Human Genome Sciences, Inc. (a)	958	7,434
Humana, Inc. (a)	449	28,776
IDEXX Laboratories, Inc. (a)	213	21,355
Illumina, Inc. (a)	338	15,403
Immucor, Inc. (a)	401	12,495
Incyte Corp. (a)	669	3,559
InterMune, Inc. (a)	190	4,057
Intuitive Surgical, Inc. (a)	102	21,686
Invacare Corp.	267	5,487
Invitrogen Corp. (a)	147	10,555
Johnson & Johnson	2,056	124,388
Kinetic Concepts, Inc. (a)	143	8,792
King Pharmaceuticals, Inc. (a)	852	14,493
Kyphon, Inc. (a)	312	20,473
Laboratory Corp. of America Holdings (a)	325	24,001
Lincare Holdings, Inc. (a)	260	9,279
Magellan Health Services, Inc. (a)	274	11,459
Manor Care, Inc.	212	13,430
Medarex, Inc. (a)	898	12,716
Medco Health Solutions, Inc. (a)	211	17,148
Medicines Co. (a)	352	5,600
Medicis Pharmaceutical Corp.	381	10,870
Medtronic, Inc.	813	41,195
Mentor Corp.	294	11,569
Merck & Co., Inc.	1,122	55,707
MGI Pharma, Inc. (a)	549	13,741
Millennium Pharmaceuticals, Inc. (a)	925	9,333
Millipore Corp. (a)	148	11,634
Mylan Laboratories, Inc.	758	12,151
Myriad Genetics, Inc. (a)	291	10,878
Nabi Biopharmaceuticals (a)	528	2,249
Nektar Therapeutics (a)	627	4,784
Neurocrine Biosciences, Inc. (a)	305	3,102
Noven Pharmaceuticals, Inc. (a)	148	2,628
Odyssey Healthcare, Inc. (a)	323	3,492
Onyx Pharmaceuticals, Inc. (a)	302	8,399
OSI Pharmaceuticals, Inc. (a)	152	4,900
Par Pharmaceutical Cos., Inc. (a)	237	5,615
PAREXEL International Corp. (a)	198	8,005
Patterson Cos., Inc. (a)	361	12,949
PDL BioPharma, Inc. (a)	307	7,211
Pediatrix Medical Group, Inc. (a)	265	14,299
Perrigo Co.	636	11,861
Pfizer, Inc.	3,535	83,108
Pharmaceutical Product Development, Inc.	281	9,414
PolyMedica Corp.	126	5,089
PSS World Medical, Inc. (a)	493	8,494
Psychiatric Solutions, Inc. (a)	343	11,693
Quest Diagnostics, Inc.	98	5,436
Regeneron Pharmaceuticals, Inc. (a)	360	5,360
ResMed, Inc. (a)	197	8,467
Respironics, Inc. (a)	197	9,013
Schering-Plough Corp.	992	28,312
Sepracor, Inc. (a)	300	8,439
Sierra Health Services, Inc. (a)	358	14,549
St. Jude Medical, Inc. (a)	256	11,044
STERIS Corp.	538	14,714
Stryker Corp.	203	12,673
Sunrise Senior Living, Inc. (a)	309	12,286
Techne Corp. (a)	261	14,684
Tenet Health Care Corp. (a)	1,385	7,174
Thermo Electron Corp. (a)	294	15,350
Thervance, Inc. (a)	359	9,610
United Therapeutics Corp. (a)	134	9,294
UnitedHealth Group, Inc.	945	45,766
Universal Health Services, Inc. Class B	143	7,499
Varian Medical Systems, Inc. (a)	360	14,688
Varian, Inc. (a)	217	13,050
Ventana Medical Systems, Inc. (a)	225	18,752
Vertex Pharmaceuticals, Inc. (a)	345	11,144
Waters Corp. (a)	287	16,721
Watson Pharmaceuticals, Inc. (a)	302	9,187
WellCare Health Plans, Inc. (a)	96	9,721
Wyeth	688	33,382
Zimmer Holdings, Inc. (a)	154	11,975
		1,980,439
Industrials (8.45%)
AAR Corp. (a)	265	7,905
Accenture Ltd. Class A	420	17,695
Actuant Corp. Class A	190	11,586
Acuity Brands, Inc.	309	18,262
Administaff, Inc.	183	5,984
Aeroflex, Inc. (a)	637	8,937
Affiliated Computer Services, Inc. Class A (a)	271	14,542
Agilent Technologies, Inc. (a)	284	10,835
Albany International Corp.	242	9,070
Alliance Data Systems Corp. (a)	191	14,669
Alliant Techsystems, Inc. (a)	228	22,597
Allied Waste Industries, Inc. (a)	759	9,768
AMETEK, Inc.	292	11,394
Amphenol, Inc.	500	17,130
Anixter International, Inc. (a)	212	17,522
AptarGroup, Inc.	454	16,526
Armor Holdings, Inc. (a)	232	20,411
Astec Industries, Inc. (a)	119	6,208
BE Aerospace, Inc. (a)	598	24,255
BearingPoint, Inc. (a)	527	3,436
Belden CDT, Inc.	295	16,160
Bemis Co., Inc.	252	7,426
Black Box Corp.	163	6,561
Boeing Company (The)	506	52,336
Bowne & Co., Inc.	237	4,110
Brink's Co. (The)	251	15,349
Bucyrus International, Inc. Class A	230	14,619
Burlington Northern Santa Fe Corp.	170	13,964
C.H. Robinson Worldwide, Inc.	474	23,060
Carlisle Companies, Inc.	418	18,927
Ceradyne, Inc. (a)	158	11,792
Checkpoint Systems, Inc. (a)	336	7,752
Choicepoint, Inc. (a)	243	9,414
Cognex Corp.	271	5,699
Coherent, Inc. (a)	224	6,485
CommScope, Inc. (a)	408	22,207
Con-way, Inc.	107	5,285
Convergys Corp. (a)	403	7,677
Cooper Industries Ltd.	575	30,429
Corrections Corp. of America (a)	842	24,292
Cummins, Inc.	255	30,268
Danaher Corp.	174	12,994
Deere & Co.	118	14,210
Deluxe Corp.	438	16,539
Dionex Corp. (a)	126	8,569

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2020 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Industrials, continued
Donaldson Co., Inc.	494	17,977
Dover Corp.	592	30,192
DRS Technologies, Inc.	272	14,242
Eagle Materials, Inc.	322	14,081
EGL, Inc. (a)	228	10,755
Electro Scientific Industries, Inc. (a)	235	5,158
EMCOR Group, Inc. (a)	386	13,857
Energy Conversion Devices, Inc. (a)	267	7,970
ESCO Technologies, Inc. (a)	154	5,586
Esterline Technologies Corp. (a)	159	7,360
Expeditors International of Washington, Inc.	578	25,825
Fastenal Co.	397	17,893
Fiserv, Inc. (a)	482	23,820
Flextronics International Ltd. (a)	1,733	19,358
FLIR Systems, Inc. (a)	444	19,381
Florida Rock Industries, Inc.	145	9,209
Flowserve Corp.	158	11,419
Fluor Corp.	237	27,376
Forrester Research, Inc. (a)	109	2,705
Fortune Brands, Inc.	80	6,504
Forward Air Corp.	172	5,860
Foster Wheeler Ltd. (a)	196	22,028
FTI Consulting, Inc. (a)	268	10,996
Gardner Denver, Inc. (a)	374	15,555
General Cable Corp. (a)	354	28,143
General Dynamics Corp.	181	14,219
General Electric Co.	5,334	206,746
General Maritime Corp.	227	5,902
Genlyte Group, Inc. (a)	73	5,079
Goodrich Corp.	406	25,541
Graco, Inc.	182	7,469
GrafTech International Ltd. (a)	819	12,686
Granite Construction, Inc.	239	15,533
Harsco Corp.	229	12,059
Honeywell International, Inc.	395	22,716
Hubbell, Inc. Class B	149	8,590
IDEX Corp.	558	20,205
Ingersoll-Rand Co. Ltd. Class A	152	7,649
Insituform Technologies, Inc. Class A (a)	220	3,634
Iron Mountain, Inc. (a)	494	13,234
Itron, Inc. (a)	185	14,695
ITT Corp.	511	32,132
Jabil Circuit, Inc.	506	11,400
Jacobs Engineering Group, Inc. (a)	332	20,461
Joy Global, Inc.	301	14,896
Kaman Corp.	194	6,497
Kaydon Corp.	205	10,908
KEMET Corp. (a)	693	4,879
Kennametal, Inc.	263	20,162
Kirby Corp. (a)	169	6,846
L-3 Communications Holdings, Inc.	356	34,731
Landstar System, Inc.	362	16,457
Lincoln Electric Holdings, Inc.	280	20,157
Littelfuse, Inc. (a)	151	4,921
Lockheed Martin Corp.	253	24,915
Louisiana-Pacific Corp.	301	5,575
Manitowoc Co., Inc. (The)	176	13,670
Manpower, Inc.	231	18,261
Martin Marietta Materials, Inc.	116	15,892
Masco Corp.	201	5,469
McDermott International, Inc. (a)	298	24,716
MDU Resources Group, Inc.	586	15,974
MeadWestvaco Corp.	637	20,728
Methode Electronics, Inc.	328	5,304
Mettler-Toledo International, Inc. (a)	115	10,943
Molex, Inc. Class A	227	6,079
Monster Worldwide, Inc. (a)	316	12,289
Moog, Inc. Class A (a)	273	11,690
MSC Industrial Direct Co., Inc.	316	15,892
Mueller Industries, Inc.	310	11,433
Mueller Water Products, Inc. Class B	556	7,339
National Instruments Corp.	370	11,970
Navigant Consulting, Inc. (a)	355	5,591
NCI Building Systems, Inc. (a)	110	5,320
Neustar, Inc. (a)	236	6,806
Nordson Corp.	215	9,838
Norfolk Southern Corp.	202	10,864
Northrop Grumman Corp.	176	13,394
Old Dominion Freight Line, Inc. (a)	173	4,993
Orbotech Ltd. (a)	268	5,775
Oshkosh Truck Corp.	204	11,679
Owens Corning, Inc. (a)	270	8,216
Owens-Illinois, Inc. (a)	451	18,031
Pacer International, Inc.	345	7,593
Packaging Corp. of America	253	6,457
Pactiv Corp. (a)	423	13,371
Pall Corp.	384	15,944
Park Electrochemical Corp.	138	4,092
Parker Hannifin Corp.	318	31,380
Paychex, Inc.	245	10,138
Pentair, Inc.	294	10,643
PerkinElmer, Inc.	1,070	29,778
Power-One, Inc. (a)	659	2,610
Powerwave Technologies, Inc. (a)	949	6,206
Precision Castparts Corp.	102	13,980
Quanta Services, Inc. (a)	877	24,933
Raytheon Co.	174	9,633
Regal- Beloit Corp.	233	11,818
Republic Services, Inc.	492	15,719
Resources Connection, Inc. (a)	337	10,942
Robert Half International, Inc.	474	16,111
Rockwell Automation Corp.	110	7,699
Rockwell Collins, Inc.	497	34,144
Roper Industries, Inc.	242	14,515
Ryder System, Inc.	148	8,047
Sanmina-SCI Corp. (a)	1,514	4,164
Sealed Air Corp.	454	12,372
Shaw Group, Inc. (a)	656	34,912
Smurfit-Stone Container Corp. (a)	751	8,854
Solectron Corp. (a)	2,698	10,144
Sonoco Products Co.	349	12,798
Spherion Corp. (a)	510	4,503
Spirit AeroSystems Holdings, Inc. (a)	355	12,886
SPX Corp.	186	17,460
Stericycle, Inc. (a)	206	9,876
TASER International, Inc. (a)	451	6,887
Tektronix, Inc.	232	7,621
Teleflex, Inc.	239	18,267
Teletech Holdings, Inc. (a)	255	7,479
Terex Corp. (a)	278	23,977
Tetra Tech, Inc. (a)	481	10,115
Texas Industries, Inc.	168	13,240
Textron, Inc.	33	3,725
Thomas & Betts Corp. (a)	164	10,135
Timken Co.	261	8,717
Toro Co.	261	14,673

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2020 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Industrials, continued
Trimble Navigation Ltd. (a)	795	26,259
Trinity Industries, Inc.	228	8,716
Tyco Electronics Ltd. (a)	269	9,636
Tyco International Ltd.	269	12,721
Union Pacific Corp.	142	16,918
United Rentals, Inc. (a)	588	18,898
USG Corp. (a)	210	8,717
UTi Worldwide, Inc.	219	5,503
Viad Corp.	170	6,112
Vishay Intertechnology, Inc. (a)	482	7,476
VistaPrint Ltd. (a)	249	8,503
Vulcan Materials Co.	229	21,920
W.W. Grainger, Inc.	205	17,909
Wabash National Corp.	249	3,165
Wabtec Corp.	301	12,293
Washington Group International, Inc. (a)	204	16,385
Waste Connections, Inc. (a)	413	12,803
Waste Management, Inc.	262	9,964
Watsco, Inc.	145	7,237
Watson Wyatt & Co. Holdings	279	12,429
Werner Enterprises, Inc.	463	9,001
Wesco International, Inc. (a)	129	6,908
Western Union Co.	544	10,853
World Fuel Services Corp.	206	8,423
YRC Worldwide, Inc. (a)	489	15,707
Zebra Technologies Corp. Class A (a)	196	7,101
		2,827,271
Information Technology (0.21%)
ACI Worldwide, Inc. (a)	223	6,808
Automatic Data Processing, Inc.	403	18,707
Avid Technology, Inc. (a)	296	9,502
CheckFree Corp. (a)	210	7,737
Fidelity National Information Services, Inc.	543	26,949
		69,703
Oil & Gas (4.53%)
Anadarko Petroleum Corp.	252	12,683
Apache Corp.	180	14,535
Atwood Oceanics, Inc. (a)	172	11,799
Baker Hughes, Inc.	239	18,893
BJ Services Co.	836	21,861
Cabot Oil & Gas Corp.	619	21,170
Cameron International Corp. (a)	293	22,854
Cheniere Energy, Inc. (a)	362	13,618
Chevron Corp.	1,138	97,026
Cimarex Energy Co.	255	9,652
ConocoPhillips	797	64,430
Core Laboratories N.V. (a)	163	17,544
Crosstex Energy, Inc.	321	9,280
Denbury Resources, Inc. (a)	319	12,760
Devon Energy Corp.	225	16,787
Diamond Offshore Drilling, Inc.	41	4,230
Dresser-Rand Group, Inc. (a)	257	9,535
Dynegy, Inc. (a)	1,263	11,253
El Paso Corp.	2,149	35,781
ENSCO International, Inc.	407	24,856
EOG Resources, Inc.	187	13,109
EXCO Resources, Inc. (a)	790	13,793
Exxon Mobil Corp.	2,958	251,815
FMC Technologies, Inc. (a)	186	17,023
Forest Oil Corp. (a)	620	25,091
Global Industries Ltd. (a)	718	18,596
Grant Prideco, Inc. (a)	363	20,364
Grey Wolf, Inc. (a)	1,638	12,138
Halliburton Co.	657	23,665
Hanover Compressor Co. (a)	738	17,587
Helix Energy Solutions Group, Inc. (a)	221	8,608
Hercules Offshore, Inc. (a)	304	9,132
Hess Corp.	121	7,405
Holly Corp.	291	19,611
Input/Output, Inc. (a)	571	8,137
Marathon Oil Corp.	334	18,437
Mariner Energy, Inc. (a)	752	15,890
National-Oilwell Varco, Inc. (a)	121	14,533
Newpark Resources, Inc. (a)	784	4,963
Noble Corp.	372	38,115
Occidental Petroleum Corp.	463	26,261
Oceaneering International, Inc. (a)	339	19,038
OGE Energy Corp.	328	10,873
Parker Drilling Co. (a)	881	8,299
Penn Virginia Corp.	270	10,449
Plains Exploration & Production Co. (a)	205	8,858
Pogo Producing Co.	155	8,255
Pride International, Inc. (a)	468	16,403
Quicksilver Resources, Inc. (a)	118	4,970
Range Resources Corp.	384	14,262
Schlumberger Ltd.	827	78,333
SEACOR Holding, Inc. (a)	154	13,432
Smith International, Inc.	545	33,469
Southwestern Energy Co. (a)	434	17,633
St. Mary Land & Exploration Co.	383	12,750
Stone Energy Corp. (a)	202	6,565
Sunoco, Inc.	364	24,286
Superior Energy Services, Inc. (a)	523	21,087
Tesoro Corp.	437	21,763
TETRA Technologies, Inc. (a)	435	12,097
Transocean, Inc. (a)	205	22,027
Ultra Petroleum Corp. (a)	452	24,991
Unit Corp. (a)	280	15,417
Universal Compression Holdings, Inc. (a)	201	14,681
Valero Energy Corp.	286	19,165
W-H Energy Services, Inc. (a)	214	13,713
Weatherford International Ltd. (a)	247	13,667
XTO Energy, Inc.	265	14,451
		1,515,754
Technology (7.61%)
3Com Corp. (a)	1,125	4,500
Actel Corp. (a)	202	2,384
Adaptec, Inc. (a)	937	3,280
Adobe Systems, Inc. (a)	425	17,123
Advanced Micro Devices, Inc. (a)	366	4,956
Advent Software, Inc. (a)	150	5,705
Agilysys, Inc.	267	5,129
Akamai Technologies, Inc. (a)	467	15,859
Altera Corp.	1,027	23,826
American Tower Corp. Class A (a)	297	12,373
Amkor Technology, Inc. (a)	835	10,321
Analog Devices, Inc.	210	7,445
Andrew Corp. (a)	453	6,369
Ansys, Inc. (a)	448	11,666
Apple Computer, Inc. (a)	600	79,056
Applied Materials, Inc.	1,003	22,106
Ariba, Inc. (a)	612	5,110

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2020 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Technology, continued
Asyst Technologies, Inc. (a)	425	2,839
ATMI, Inc. (a)	234	6,781
Autodesk, Inc. (a)	622	26,354
Avaya, Inc. (a)	1,447	23,933
Axcelis Technologies, Inc. (a)	822	4,562
BEA Systems, Inc. (a)	1,219	15,091
BMC Software, Inc. (a)	589	16,916
Borland Software Corp. (a)	683	3,627
Broadcom Corp. (a)	340	11,155
Brocade Communications Systems, Inc. (a)	1,652	11,630
Brooks Automation, Inc. (a)	627	11,016
C-COR, Inc. (a)	412	5,541
Cabot Microelectronics Corp. (a)	163	6,949
CACI International, Inc. Class A (a)	214	9,510
Cadence Design Systems, Inc. (a)	883	18,896
CDW Corp. (a)	169	14,225
Cerner Corp. (a)	167	8,829
Check Point Software Technologies Ltd. (a)	540	13,154
CIBER, Inc. (a)	478	3,628
CIENA Corp. (a)	581	21,224
Cisco Systems, Inc. (a)	4,243	122,665
Citrix Systems, Inc. (a)	525	18,989
Cognizant Technology Solutions Corp. (a)	394	31,906
Computer Sciences Corp. (a)	551	30,680
Compuware Corp. (a)	983	9,171
Conexant Systems, Inc. (a)	4,069	5,330
Corning, Inc. (a)	1,103	26,296
Crown Castle International Corp. (a)	629	22,801
CSG Systems International, Inc. (a)	404	10,108
Cymer, Inc. (a)	229	9,790
Dell, Inc. (a)	1,394	38,990
Digital River, Inc. (a)	278	12,513
DST Systems, Inc. (a)	156	11,836
Dycom Industries, Inc. (a)	321	8,972
EarthLink, Inc. (a)	1,128	7,840
Electronics for Imaging, Inc. (a)	428	11,239
EMC Corp. (a)	1,500	27,765
Emulex Corp. (a)	824	16,315
Equinix, Inc. (a)	175	15,209
Exar Corp. (a)	288	4,069
Extreme Networks, Inc. (a)	936	3,800
F5 Networks, Inc. (a)	262	22,713
First Data Corp.	544	17,294
FormFactor, Inc. (a)	301	11,555
Gateway, Inc. (a)	2,217	3,148
Google, Inc. Class A (a)	161	82,110
Harmonic, Inc. (a)	651	5,774
Harris Stratex Networks Class A (a)	179	3,047
Hewlett-Packard Co.	1,911	87,963
Hutchinson Technology, Inc. (a)	241	4,835
IKON Office Solutions, Inc.	929	12,876
Imation Corp.	327	10,229
Informatica Corp. (a)	629	8,768
InfoSpace, Inc.	226	4,705
Ingram Micro, Inc. Class A (a)	405	8,120
Insight Enterprises, Inc. (a)	404	9,114
Intel Corp.	4,084	96,464
Inter-Tel, Inc.	181	4,492
Intermec, Inc. (a)	283	7,253
International Business Machines Corp.	710	78,562
International Rectifier Corp. (a)	194	7,122
Intersil Corp. Class A	421	12,314
Interwoven, Inc. (a)	338	4,681
Intuit, Inc. (a)	867	24,831
j2 Global Communications, Inc. (a)	305	9,955
Jack Henry & Associates, Inc.	791	19,000
JDA Software Group, Inc. (a)	255	5,766
Juniper Networks, Inc. (a)	371	11,115
KLA-Tencor Corp.	132	7,496
Kulicke & Soffa Industries, Inc. (a)	500	4,680
Lam Research Corp. (a)	369	21,343
Lattice Semiconductor Corp. (a)	866	4,096
Lexmark International, Inc. (a)	272	10,755
Linear Technology Corp.	204	7,273
Marvell Technology Group Ltd. (a)	335	6,030
Maxim Integrated Products, Inc.	233	7,386
MEMC Electronic Materials, Inc. (a)	123	7,542
Mentor Graphics Corp. (a)	799	9,596
Micron Technology, Inc. (a)	2,299	27,289
MICROS Systems, Inc. (a)	272	14,492
Microsemi Corp. (a)	478	11,142
Microsoft Corp.	5,977	173,273
Motorola, Inc.	1,657	28,152
MRV Communications, Inc. (a)	1,099	2,912
National Semiconductor Corp.	842	21,884
NCR Corp. (a)	519	27,102
Network Appliance, Inc. (a)	255	7,227
Novell, Inc. (a)	1,056	7,086
NVIDIA Corp. (a)	978	44,753
OmniVision Technologies, Inc. (a)	384	6,593
ON Semiconductor Corp. (a)	767	9,066
Openwave Systems, Inc.	564	2,967
Oracle Corp. (a)	2,825	54,014
Packeteer, Inc. (a)	331	2,277
Parametric Technology Corp. (a)	967	17,048
Perot Systems Corp. (a)	725	11,035
Photronics, Inc. (a)	316	4,430
Pitney Bowes, Inc.	41	1,890
Plantronics, Inc.	444	12,441
PMC-Sierra, Inc. (a)	1,985	15,126
Progress Software Corp. (a)	236	7,139
QUALCOMM, Inc.	1,157	48,189
Quantum Corp. (a)	1,401	3,965
Radisys Corp. (a)	185	2,172
Rambus, Inc. (a)	335	4,526
Red Hat, Inc. (a)	537	11,180
RF Micro Devices, Inc. (a)	1,611	11,180
S1 Corp. (a)	403	2,930
Salesforce.com, Inc. (a)	222	8,627
SanDisk Corp. (a)	149	7,991
SAVVIS, Inc. (a)	160	6,010
SBA Communications Corp. Class A (a)	611	20,359
Semtech Corp. (a)	682	11,083
Silicon Image, Inc. (a)	551	3,758
Silicon Laboratories, Inc. (a)	355	12,365
Silicon Storage Technology, Inc. (a)	794	2,874
SiRF Technology Holdings, Inc. (a)	328	7,688
Skyworks Solutions, Inc. (a)	1,279	10,130
SonicWALL, Inc. (a)	561	4,959
SRA International, Inc. Class A (a)	288	6,860
Sun Microsystems, Inc. (a)	1,836	9,364
Sybase, Inc. (a)	865	20,518
Sycamore Networks, Inc. (a)	1,480	6,157

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2020 Fund	July 31, 2007 (Unaudited)

	Shares/
	Principal
Security Description	Amount	Value
Common Stocks, continued
Technology, continued
Symantec Corp. (a)	642	12,326
Synopsys, Inc. (a)	438	10,714
Tech Data Corp. (a)	515	19,297
Tellabs, Inc. (a)	1,250	14,188
Teradyne, Inc. (a)	483	7,578
Tessera Technologies, Inc. (a)	334	13,737
Texas Instruments, Inc.	1,014	35,683
TIBCO Software, Inc. (a)	1,766	14,358
Trident Microsystems, Inc. (a)	416	6,327
TriQuint Semiconductor, Inc. (a)	1,142	5,048
Unisys Corp. (a)	966	7,815
United Online, Inc.	504	7,117
Varian Semiconductor Equipment Associates, Inc. (a)	580	27,260
VeriFone Holdings, Inc. (a)	156	5,680
Vignette Corp. (a)	261	5,491
Websense, Inc. (a)	330	6,587
Wind River Systems, Inc. (a)	678	6,482
Xerox Corp. (a)	582	10,162
Yahoo!, Inc. (a)	879	20,437
		2,547,865
Telecommunications (1.29%)
ALLTEL Corp.	199	13,124
AT&T, Inc.	3,118	122,101
CenturyTel, Inc.	383	17,568
Cincinnati Bell, Inc. (a)	2,063	10,645
Citizens Communications Co., Series B	1,131	16,320
Embarq Corp.	478	29,536
Harris Corp.	382	20,964
InterDigital, Inc. (a)	381	10,649
JDS Uniphase Corp. (a)	563	8,068
Leap Wireless International, Inc. (a)	133	11,757
NII Holdings, Inc. (a)	403	33,860
Sprint Nextel Corp.	1,408	28,906
United States Cellular Corp. (a)	50	4,850
Verizon Communications, Inc.	1,537	65,507
Virgin Media, Inc.	710	17,637
Windstream Corp.	1,524	20,970
		432,462
Utilities (2.60%)
AES Corp. (a)	541	10,631
AGL Resources, Inc.	670	25,259
Allegheny Energy, Inc. (a)	475	24,809
ALLETE, Inc.	191	8,373
Alliant Energy Corp.	407	15,039
Ameren Corp.	633	30,371
American Electric Power Co., Inc.	220	9,568
Aqua America, Inc.	420	9,190
Aquila, Inc. (a)	2,646	10,002
Atmos Energy Corp.	749	21,024
Avista Corp.	519	10,287
Black Hills Corp.	279	10,407
CenterPoint Energy, Inc.	1,024	16,875
Cleco Corp.	478	11,352
CMS Energy Corp.	779	12,589
Consolidated Edison, Inc.	91	3,975
Dominion Resources, Inc. (Virginia)	188	15,833
DPL, Inc.	271	7,203
DTE Energy Co.	570	26,437
Duke Energy Corp.	670	11,410
Edison International	191	10,102
El Paso Electric Co. (a)	382	8,889
Energy East Corp.	436	11,035
Entergy Corp.	58	5,798
Exelon Corp.	273	19,151
FirstEnergy Corp.	193	11,725
FPL Group, Inc.	200	11,546
Great Plains, Inc.	231	6,413
Hawaiian Electric Industries, Inc.	696	15,876
IDACORP, Inc.	360	11,146
Integrys Energy Group, Inc.	262	12,966
KeySpan Corp.	464	19,279
National Fuel Gas Co.	228	9,884
Nicor, Inc.	126	4,966
NiSource, Inc.	859	16,381
Northeast Utilities	503	13,752
Northwest Natural Gas Co.	227	9,459
NSTAR	316	9,938
ONEOK, Inc.	314	15,935
Pepco Holdings, Inc.	558	15,105
PG&E Corp.	170	7,278
Piedmont Natural Gas Co.	546	12,662
Pinnacle West Capital Corp.	303	11,356
PNM Resources, Inc.	598	15,446
PPL Corp.	216	10,182
Progress Energy, Inc.	122	5,327
Public Service Enterprise Group, Inc.	136	11,321
Puget Energy, Inc.	268	6,204
Questar Corp.	494	25,436
Reliant Energy, Inc. (a)	1,088	27,940
SCANA Corp.	373	13,943
Sempra Energy	111	5,852
Sierra Pacific Resources (a)	799	12,696
Southern Co.	376	12,649
Southern Union Co.	344	10,623
Southwest Gas Corp.	337	10,474
Spectra Energy Corp.	329	8,380
Teco Energy, Inc.	618	9,974
UGI Corp.	877	22,635
UniSource Energy Corp.	285	8,673
Vectren Corp.	717	17,903
Westar Energy, Inc.	732	16,851
WGL Holdings, Inc.	430	12,874
Wisconsin Energy Corp.	367	15,755
Xcel Energy, Inc.	1,305	26,491
		868,905
Total Common Stocks (Cost $17,777,984)		18,995,404

Corporate Bonds (10.36%)
Basic Materials (0.72%)
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14	$165,000	157,611
Weyerhaeuser Co., 6.95%, 8/1/17	82,000	81,418
		239,029
Consumer Goods (1.07%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	82,000	77,600
Coca-Cola Enterprises, 8.50%, 2/1/22	82,000	101,028
Kimberly-Clark Corp., 5.00%, 8/15/13	55,000	53,211
May Department Stores Co., 5.75%, 7/15/14	82,000	75,807
Procter & Gamble Co., 4.95%, 8/15/14	53,000	51,289
		358,935

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2020 Fund	July 31, 2007 (Unaudited)

	Principal
Security Description	Amount	Value
Corporate Bonds, continued
Consumer Services (1.27%)
Bottling Group LLC, 4.63%, 11/15/12	58,000	56,137
Burlington North Santa Fe, 7.00%, 12/15/25	82,000	85,186
ConAgra Foods, Inc., 6.75%, 9/15/11	82,000	85,052
Kohl's Corp., 6.00%, 1/15/33	78,000	72,264
Target Corp., 5.88%, 3/1/12	44,000	44,246
Wal-Mart Stores, Inc., 4.55%, 5/1/13	87,000	83,162
		426,047
Financials (4.33%)
Allstate Corp., 7.20%, 12/1/09	44,000	45,879
American General Finance, 5.38%, 10/1/12	151,000	149,302
Berkley Corp., 6.15%, 8/15/19	55,000	54,021
Citigroup, Inc., 6.63%, 1/15/28	33,000	34,536
Comerica Bank, 5.20%, 8/22/17	160,000	147,882
Countrywide Financial Corp., 6.25%, 5/15/16	146,000	137,284
First Union National Bank, 7.80%, 8/18/10	87,000	93,131
Goldman Sachs Group, Inc., 5.95%, 1/15/27	54,000	49,249
John Hancock Global Funding, 7.90%, 7/2/10 (b)	83,000	89,137
JPMC Capital XVIII, 6.95%, 8/17/36	115,000	110,222
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12	55,000	56,529
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	120,000	118,383
Morgan Stanley Dean Witter, 6.75%, 4/15/11	109,000	112,856
Prudential Financial, Inc., 5.10%, 9/20/14	165,000	158,855
U.S. Bank N.A. Minnesota, 6.38%, 8/1/11	55,000	56,903
Wells Fargo & Co., 4.63%, 8/9/10	37,000	36,236
		1,450,405
Health Care (0.16%)
Wyeth, 5.50%, 2/1/14	54,000	53,118
		53,118
Industrials (0.71%)
Boeing Co., 6.13%, 2/15/33	43,000	44,095
Norfolk Southern Corp., 6.20%, 4/15/09	192,000	194,115
		238,210
Oil & Gas (0.62%)
ChevronTexaco Capital Co., 3.50%, 9/17/07	119,000	118,761
Kinder Morgan Energy Partners, 7.75%, 3/15/32	82,000	89,365
		208,126
Technology (0.16%)
IBM Corp., 8.38%, 11/1/19	44,000	53,611
		53,611
Telecommunications (0.28%)
Sprint Capital Corp., 8.38%, 3/15/12	86,000	94,186
		94,186
Utilities (1.04%)
Duke Energy Corp., 6.25%, 1/15/12	44,000	45,195
Exelon Corp., 4.90%, 6/15/15	82,000	75,657
Florida Power & Light, 5.95%, 10/1/33	150,000	148,884
Southern Power Co., 4.88%, 7/15/15	82,000	76,409
		346,145
Total Corporate Bonds (Cost $3,564,415)		3,467,812

U.S. Government Agency Pass-Through
Securities (12.79%)
Fannie Mae
4.42%, 10/1/35, Pool #836206	157,507	154,783
4.50%, 1/1/19, Pool #735057	75,863	72,617
4.50%, 9/1/20, Pool #839289	77,933	74,322
4.50%, 3/1/35, Pool #819357	0	0
5.00%, 5/1/18, Pool #703444	56,390	54,673
5.00%, 1/1/19, Pool #255077	252,326	245,907
5.00%, 8/1/19, Pool #793396	49,463	47,957
5.00%, 12/1/19, Pool #745369	47,954	46,734
5.00%, 3/1/20, Pool #819410	48,163	46,765
5.00%, 6/1/20, Pool #839333	85,240	82,645
5.00%, 12/1/26, Pool #256570	84,533	80,473
5.00%, 5/1/34, Pool #768230	120,919	113,415
5.00%, 8/1/35, Pool #848355	76,901	72,129
5.50%, 8/1/17, Pool #826283	44,161	43,850
5.50%, 2/1/18, Pool #703712	119,925	118,448
5.50%, 3/1/20, Pool #735405	60,159	59,418
5.50%, 3/1/20, Pool #735611	46,716	46,352
5.50%, 12/1/20, Pool #850811	237,012	234,093
5.50%, 6/1/33, Pool #702459	152,470	147,249
5.50%, 1/1/34, Pool #756233	107,310	103,635
5.50%, 4/1/34, Pool #725424	103,613	100,066
5.50%, 1/1/35, Pool #808374	163,046	157,463
5.50%, 2/1/35, Pool #735230	163,010	157,429
6.00%, 6/1/17, Pool #555004	5,408	5,462
6.00%, 1/1/18, Pool #677483	61,541	61,929
6.00%, 10/1/32, Pool #667994	176,932	176,356
6.00%, 9/1/33, Pool #736937	65,475	64,878
6.00%, 8/1/34, Pool #725690	63,484	62,906
6.00%, 4/1/35, Pool #735503	67,699	67,430
6.50%, 9/1/34, Pool #783390	78,169	78,961
6.50%, 4/1/36, Pool #851187	47,185	47,663
7.00%, 4/1/34, Pool #780703	113,665	117,275
Freddie Mac
4.00%, 6/1/18, Pool #E01401	126,998	118,723
4.50%, 11/1/18, Pool #E01489	125,033	119,712
4.50%, 7/1/19, Pool #B15661	29,258	27,964
5.00%, 10/1/18, Pool #B10252	0	0
5.00%, 8/1/33, Pool #A12886	146,689	138,356
5.00%, 12/1/34, Pool #A29017	128,071	120,728
5.50%, 8/1/33, Pool #A11851	161,563	156,830
5.50%, 10/1/34, Pool #A27526	142,709	138,471
5.50%, 11/1/35, Pool #A47728	155,677	150,804
6.00%, 7/1/34, Pool #A24370	121,813	121,278
6.50%, 12/1/33, Pool #A16523	32,409	32,987
Ginnie Mae
5.50%, 4/15/33, Pool #603566	58,776	57,394
5.50%, 4/15/34, Pool #626116	38,522	37,598
5.50%, 9/15/35, Pool #644611	52,757	51,465
6.00%, 9/20/34, Pool #3611	66,550	66,526
Total U.S. Government Agency Pass-Through Securities
(Cost $4,332,948)		4,282,119

U.S. Government Agency Securities (5.12%)
Fannie Mae
4.50%, 10/15/08	170,000	169,043
4.63%, 1/15/08	140,000	139,567
6.63%, 9/15/09	165,000	170,499
Federal Home Loan Bank
4.63%, 2/8/08, Series 627	190,000	189,342
4.63%, 11/21/08, Series 598	170,000	169,242
Federal National Mortgage Association, 5.63%, 11/15/21	79,000	77,644
Freddie Mac

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2020 Fund	July 31, 2007 (Unaudited)

	Shares/
	Principal
Security Description	Amount	Value
U.S. Government Agency Securities,
continued
4.63%, 2/21/08	103,000	102,626
4.75%, 1/18/11	120,000	118,911
4.75%, 1/19/16	480,000	461,422
6.25%, 7/15/32	105,000	114,567
Total U.S. Government Agency Securities (Cost $1,730,052)		1,712,863

U.S. Treasury Obligations (8.20%)
U.S. Treasury Bonds
5.25%, 11/15/28	404,000	417,414
5.38%, 2/15/31	215,000	226,976
6.00%, 2/15/26	155,000	173,188
U.S. Treasury Notes
4.00%, 6/15/09	469,000	464,237
4.00%, 4/15/10	271,000	267,295
4.00%, 2/15/15	24,000	22,879
4.25%, 8/15/15	280,000	270,419
4.88%, 2/15/12	206,000	208,591
5.00%, 2/15/11	300,000	304,547
5.63%, 5/15/08	385,000	387,135
Total U.S. Treasury Obligations (Cost $2,747,975)		2,742,681

Investment Companies (3.49%)
American Beacon Money Market
Select Fund	1,166,815	1,166,815
Total Investments
(Cost $ 31,320,189) (c) — 96.72%		32,367,694

Other assets in excess of liabilities — 3.28%		1,099,152

NET ASSETS — 100.00%		$33,466,846

(a)	Non-income Producing
(b)	Rule 144A, Section 4(2) on the other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
LLC	Limited Liability Co.
REIT	Real Estate Investment Trust

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2030 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks (78.24%)
Basic Materials (3.73%)
A. Schulman, Inc.	241	$5,596
Air Products & Chemicals, Inc.	87	7,514
Airgas, Inc.	408	19,054
AK Steel Holding Corp. (a)	367	14,669
Albemarle Corp.	253	10,178
Alcoa, Inc.	445	16,999
Allegheny Technologies, Inc.	258	27,072
Arch Coal, Inc.	140	4,185
Ashland, Inc.	170	10,380
Bowater, Inc.	465	9,123
Cabot Corp.	179	7,228
Cambrex Corp.	223	3,046
Celanese Corp., Series A	527	19,763
Chaparral Steel Co.	285	23,951
Chemtura Corp.	609	6,352
Commercial Metals Co.	347	10,701
CONSOL Energy, Inc.	483	20,117
Cytec Industries, Inc.	231	15,475
Domtar Corp. (a)	1,838	17,479
Dow Chemical Company (The)	506	22,001
E.I. DuPont de Nemours & Co.	459	21,449
Eastman Chemical Co.	245	16,861
Ecolab, Inc.	478	20,129
Ferro Corp.	308	6,884
FMC Corp.	220	19,609
Foundation Coal Holdings, Inc.	287	10,002
Freeport-McMoRan Copper & Gold,
Inc. Class B	56	5,263
Georgia Gulf Corp.	314	5,084
H.B. Fuller Co.	488	13,483
Headwaters, Inc. (a)	387	6,242
Hercules, Inc. (a)	952	19,764
Huntsman Corp.	265	6,747
International Coal Group, Inc. (a)	1,143	4,641
International Flavors & Fragrances, Inc.	256	12,828
International Paper Co.	214	7,933
Kaiser Aluminum Corp.	99	6,684
Lubrizol Corp.	231	14,474
Lyondell Chemical Co.	679	30,487
Massey Energy Co.	183	3,907
Minerals Technologies, Inc.	118	7,631
Monsanto Co.	365	23,524
Neenah Paper, Inc.	102	3,950
Newmont Mining Corp.	296	12,358
Olin Corp.	560	11,687
OM Group, Inc. (a)	251	12,158
Peabody Energy Corp.	175	7,396
Praxair, Inc.	234	17,929
Reliance Steel & Aluminum Co.	176	9,247
Rohm & Haas Co.	261	14,752
RPM International, Inc.	1,008	23,698
Ryerson, Inc.	212	6,803
Sensient Technologies Corp.	402	10,211
Sigma-Aldrich Corp.	315	14,276
Titanium Metals Corp. (a)	70	2,339
Tredegar Corp.	230	4,223
United States Steel Corp.	349	34,303
USEC, Inc. (a)	738	12,391
Valspar Corp.	780	21,520
Wausau Paper Corp.	400	4,476
Weyerhaeuser Co.	119	8,478
Worthington Industries, Inc.	553	11,447
		778,151
Consumer Goods (6.33%)
Altria Group, Inc.	972	64,609
American Axle & Manufacturing
Holdings, Inc.	302	7,308
Anheuser-Busch Cos., Inc.	383	18,679
ArvinMeritor, Inc.	598	11,858
Blyth, Inc.	250	5,580
Brown-Forman Corp. Class B	108	7,176
Brunswick Corp.	304	8,500
Callaway Golf Co.	590	9,576
Centex Corp.	363	13,544
Champion Enterprises, Inc. (a)	526	6,165
Chiquita Brands International, Inc. (a)	351	6,164
Coca-Cola Co. (The)	1,078	56,175
ConAgra Foods, Inc.	275	6,971
Constellation Brands, Inc. Class A (a)	584	12,807
Cooper Tire & Rubber Co.	521	11,978
Corn Products International, Inc.	606	27,040
Crocs, Inc. (a)	476	28,236
D.R. Horton, Inc.	777	12,681
Eastman Kodak Co.	840	21,210
Electronic Arts, Inc. (a)	226	10,993
Energizer Holdings, Inc. (a)	153	15,438
Ethan Allen Interiors, Inc.	276	9,428
Ford Motor Co. (a)	1,301	11,071
Fossil, Inc. (a)	399	10,194
Furniture Brands International, Inc.	367	4,044
Garmin Ltd.	284	23,828
General Motors Corp.	232	7,517
Gentex Corp.	368	7,264
Genuine Parts Co.	515	24,504
Goodyear Tire & Rubber Co. (a)	541	15,538
H.J. Heinz Co.	174	7,614
Hanesbrands, Inc. (a)	272	8,435
Hansen Natural Corp. (a)	429	17,396
Harley-Davidson, Inc.	170	9,744
Harman International Industries, Inc.	91	10,556
Hasbro, Inc.	391	10,956
Herbalife Ltd.	126	5,163
Herman Miller, Inc.	75	2,290
Hershey Co.	49	2,259
Hovnanian Enterprises, Inc. Class A (a)	101	1,337
Interface, Inc.	399	7,354
J.M. Smucker Co.	123	6,865
JAKKS Pacific, Inc. (a)	230	5,453
Jarden Corp. (a)	382	13,802
Johnson Controls, Inc.	101	11,428
Jones Apparel Group, Inc.	297	7,413
KB Home	220	6,998
Kellwood Co.	169	4,333
Kraft Foods, Inc. Class A	818	26,789
La-Z-Boy, Inc.	374	3,744
Lancaster Colony Corp.	171	6,621
Lear Corp. (a)	332	11,149
Lennar Corp. Class A	385	11,804
Lennar Corp. Class B	35	1,026
Liz Claiborne, Inc.	268	9,418
M.D.C. Holdings, Inc.	102	4,692
Martek Biosciences Corp. (a)	175	4,483

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2030 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Consumer Goods, continued
Mattel, Inc.	1,140	26,117
McCormick & Co., Inc.	337	11,512
Meritage Homes Corp. (a)	182	3,549
Modine Manufacturing Co.	151	3,866
Molson Coors Brewing Co. Class B	226	20,100
Nautilus, Inc.	274	2,696
NBTY, Inc. (a)	379	16,502
Newell Rubbermaid, Inc.	857	22,668
Nu Skin Enterprises, Inc. Class A	386	5,991
NutriSystem, Inc. (a)	188	10,475
Oakley, Inc.	218	6,148
Pepsi Bottling Group, Inc.	450	15,057
PepsiAmericas, Inc.	215	5,949
PepsiCo, Inc.	1,161	76,185
Phillips-Van Heusen Corp.	368	19,158
Polo Ralph Lauren Corp.	17	1,519
Pool Corp.	336	11,293
Procter & Gamble Co.	1,532	94,769
Pulte Homes, Inc.	107	2,069
Quiksilver, Inc. (a)	1,003	12,868
Ralcorp Holdings, Inc. (a)	155	8,054
Reynolds American, Inc.	93	5,689
Sara Lee Corp.	428	6,784
sBriggs & Stratton Corp.	427	12,110
Select Comfort Corp. (a)	282	4,495
Smithfield Foods, Inc. (a)	391	12,144
Snap-on, Inc.	352	18,420
Standard Pacific Corp.	162	2,399
Stride Rite Corp.	290	5,907
Superior Industries International, Inc.	181	3,348
The Stanley Works	237	13,113
Thor Industries, Inc.	108	4,430
THQ, Inc. (a)	447	12,856
Timberland Co. (a)	313	7,440
Toll Brothers, Inc. (a)	416	9,123
TreeHouse Foods, Inc. (a)	260	5,827
Tupperware Brands Corp.	525	13,655
Tyson Foods, Inc. Class A	735	15,655
Under Armour, Inc. (a)	161	9,887
United Stationers, Inc. (a)	175	11,154
Universal Corp.	223	12,312
UST, Inc.	472	25,276
Visteon Corp. (a)	1,021	6,555
WCI Communities, Inc. (a)	250	2,207
WD-40 Co.	133	4,414
Weight Watchers International, Inc.	106	5,143
WM. Wrigley Jr. Co.	135	7,787
WM. Wrigley Jr. Co. CI B	33	1,904
Wolverine World Wide, Inc.	416	11,257
		1,323,034
Consumer Services (10.00%)
Aeropostale, Inc. (a)	297	11,310
AirTran Holdings, Inc. (a)	773	7,606
Alaska Air Group, Inc. (a)	220	5,133
Amazon.com, Inc. (a)	190	14,923
American Greetings Corp. Class A	462	11,425
AmerisourceBergen Corp.	517	24,356
AMR Corp. (a)	230	5,676
AnnTaylor Stores Corp. (a)	206	6,473
Apollo Group, Inc. Class A (a)	356	21,043
aQuantive, Inc. (a)	407	26,923
Arbitron, Inc.	166	8,267
Avis Budget Group, Inc. (a)	763	19,586
Bally Technologies, Inc. (a)	419	10,307
Belo Corp., Series A	264	4,726
Best Buy Co., Inc.	282	12,574
Big Lots, Inc. (a)	216	5,586
BJ's Wholesale Club, Inc. (a)	165	5,603
Blockbuster, Inc. Class A (a)	893	3,831
Bob Evans Farms, Inc.	306	9,930
Borders Group, Inc.	537	8,785
Brown Shoe Co., Inc.	245	5,130
Cablevision Systems Corp. (a)	631	22,457
Cardinal Health, Inc.	264	17,353
CarMax, Inc. (a)	548	13,114
Carnival Corp.	250	11,077
Casey's General Stores, Inc.	216	5,385
Cato Corp. Class A	216	4,467
CBS Corp. Class B	331	10,499
CEC Entertainment, Inc. (a)	221	6,522
Charming Shoppes, Inc. (a)	925	9,139
Charter Communicatons, Inc. (a)	2,214	8,989
Cheesecake Factory, Inc. (The) (a)	361	8,888
Chemed Corp.	59	3,734
Chico's FAS, Inc. (a)	170	3,291
Children's Place Retail Stores, Inc. (a)	162	5,526
Choice Hotels International, Inc.	114	4,125
Citadel Broadcasting Corp.	120	602
Clear Channel Communications, Inc.	230	8,487
Coldwater Creek, Inc. (a)	83	1,634
Comcast Corp. Class A (a)	1,349	35,438
Continental Airlines, Inc. Class B (a)	26	819
Corinthian Colleges, Inc. (a)	720	9,698
Costco Wholesale Corp.	328	19,614
Cox Radio, Inc. (a)	284	3,678
CTC Media, Inc. (a)	104	2,541
Cumulus Media, Inc. (a)	303	3,200
CVS Corp.	1,072	37,724
Dick's Sporting Goods, Inc. (a)	207	11,640
Dillard's, Inc.	374	11,179
DIRECTV Group, Inc. (a)	478	10,712
Discovery Holding Co. Class A (a)	765	18,146
Dun & Bradstreet Corp. (The)	162	15,837
E.W. Scripps Co. Class A	191	7,825
eBay, Inc. (a)	742	24,041
EchoStar Communications Corp. (a)	555	23,471
Entercom Communications Corp.
Class A	224	5,058
Expedia, Inc. (a)	690	18,361
FactSet Research Systems, Inc.	104	6,863
Flowers Foods, Inc.	567	11,623
Foot Locker, Inc.	486	9,020
Fred's, Inc.	244	2,896
GameStop Corp. Class A (a)	370	14,929
Gannett Co., Inc.	103	5,140
Gaylord Entertainment Co. (a)	257	12,845
Gemstar-TV Guide International, Inc. (a)	2,082	11,951
Getty Images, Inc. (a)	115	5,167
Guess?, Inc.	105	4,986
Guitar Center, Inc. (a)	197	11,436
H&R Block, Inc.	904	18,035
Hilton Hotels Corp.	254	11,229
Home Depot, Inc.	1,057	39,289
Hot Topic, Inc. (a)	370	3,330
Idearc, Inc.	420	14,578
IHOP Corp.	93	6,066
International Game Technology	212	7,488

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2030 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Consumer Services, continued
International Speedway Corp. Class A	195	9,339
ITT Educational Services, Inc. (a)	274	28,951
J. Crew Group, Inc. (a)	225	11,317
J.C. Penney Co., Inc.	128	8,709
Jack in the Box, Inc. (a)	200	12,798
John Wiley & Sons, Inc. Class A	281	11,883
Kohl's Corp. (a)	191	11,613
Krispy Kreme Doughnuts, Inc. (a)	482	3,278
Kroger Co.	292	7,580
Lamar Advertising Co. Class A	199	11,846
Las Vegas Sands Corp. (a)	62	5,410
Lee Enterprises, Inc.	323	5,688
Liberty Global, Inc., Series C (a)	537	21,394
Liberty Media Holding Corp., Capital
Series A (a)	83	9,499
Liberty Media Holding Corp.,
Interactive Series A (a)	415	8,694
Life Time Fitness, Inc. (a)	222	11,415
Live Nation, Inc. (a)	419	8,321
Longs Drug Stores Corp.	172	8,318
Macy's, Inc.	241	8,693
Marriott International, Inc. Class A	234	9,723
Matthews International Corp. Class A	194	7,422
McClatchy Co. (The)	513	12,527
McDonald's Corp.	603	28,866
McGraw-Hill Companies, Inc. (The)	232	14,036
McKesson Corp.	218	12,592
Media General, Inc.	193	5,443
Men's Wearhouse, Inc.	314	15,512
Meredith Corp.	256	14,461
MGM MIRAGE (a)	88	6,434
NAVTEQ Corp. (a)	267	14,453
Netflix, Inc. (a)	376	6,478
New York Times Co. Class A	434	9,921
News Corp. Class A	1,334	28,174
News Corp. Class B	325	7,365
Nordstrom, Inc.	66	3,140
O'Reilly Automotive, Inc. (a)	319	10,626
Office Depot, Inc. (a)	737	18,396
Orient Express Hotels Ltd.	263	12,216
P.F. Chang's China Bistro, Inc. (a)	101	3,307
Pacific Sunwear of California, Inc. (a)	472	8,505
Panera Bread Co. Class A (a)	62	2,520
Pantry, Inc. (a)	157	5,470
Papa John's International, Inc. (a)	159	4,361
Payless Shoesource, Inc. (a)	495	13,177
Penn National Gaming, Inc. (a)	201	11,557
Pep Boys - Manny Moe & Jack (The)	361	6,112
Performance Food Group Co. (a)	296	8,483
PetSmart, Inc.	231	7,468
Pier 1 Imports, Inc. (a)	757	4,936
Pinnacle Entertainment, Inc. (a)	220	5,832
Pre-Paid Legal Services, Inc. (a)	42	2,213
Priceline.Com, Inc. (a)	211	13,462
R.H. Donnelley Corp. (a)	182	11,380
Radio One, Inc. Class D (a)	607	3,697
RadioShack Corp.	416	10,454
Regal Entertainment Group	703	15,037
Regis Corp.	291	10,144
Rent-A-Center, Inc. (a)	553	10,734
Rite Aid Corp. (a)	1,661	9,152
Royal Caribbean Cruises Ltd.	415	15,990
Safeway, Inc.	246	7,840
Saks, Inc.	758	14,031
Scholastic Corp. (a)	280	9,010
Scientific Games Corp. (a)	205	7,034
Service Corp. International	2,405	29,149
Sinclair Broadcast Group, Inc. Class A	396	5,164
Sirius Satellite Radio, Inc. (a)	3,205	9,647
Six Flags, Inc. (a)	703	2,678
SkyWest, Inc.	182	4,060
Sonic Corp. (a)	391	8,078
Sotheby's Holdings, Inc.	403	17,228
Southwest Airlines Co.	566	8,864
Staples, Inc.	316	7,274
Starwood Hotels & Resorts
Worldwide, Inc.	136	8,563
Station Casinos, Inc.	113	9,778
Stein Mart, Inc.	227	2,443
Stewart Enterprises, Inc. Class A	799	5,601
Strayer Education, Inc.	84	12,729
Supervalu, Inc.	601	25,044
Sysco Corp.	448	14,282
Talbots, Inc.	117	2,690
Target Corp.	380	23,017
The Walt Disney Co.	1,457	48,081
Time Warner, Inc.	2,061	39,695
TJX Companies, Inc. (The)	369	10,240
Tractor Supply Co. (a)	231	10,977
TravelCenters of America LLC (a)	21	767
Triarc Cos., Inc. Class B	283	4,050
Tribune Co.	199	5,564
Tuesday Morning Corp.	250	2,915
United Natural Foods, Inc. (a)	268	7,298
Vail Resorts, Inc. (a)	227	12,156
Valassis Communications, Inc. (a)	398	4,724
ValueClick, Inc. (a)	581	12,422
ValueVision Media, Inc. Class A (a)	258	2,350
VCA Antech, Inc. (a)	553	21,755
Viacom, Inc. Class B (a)	385	14,745
Wal-Mart Stores, Inc.	1,804	82,894
Walgreen Co.	726	32,075
Warner Music Group Corp.	83	1,028
Washington Post Co. Class B	17	13,443
Westwood One, Inc.	573	3,014
Whole Foods Market, Inc.	350	12,964
WMS Industries, Inc. (a)	292	7,618
Wynn Resorts Ltd.	190	18,346
XM Satellite Radio Holdings, Inc.
Class A (a)	793	9,080
Yum! Brands, Inc.	350	11,214
Zale Corp. (a)	415	8,810
		2,089,286
Financials (15.60%)
ACE Ltd.	172	9,928
Affiliated Managers Group, Inc. (a)	83	9,379
AFLAC, Inc.	363	18,920
Alexandria Real Estate Equities, Inc. REIT	191	16,451
Allied World Assurance Holdings Ltd.	118	5,599
Allstate Corp.	331	17,593
AMB Property Corp. REIT	311	16,570
AMBAC Financial Group, Inc.	322	21,622
AMCORE Financial, Inc.	192	4,637
American Express Co.	745	43,612

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2030 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Financials, continued
American Financial Group, Inc.	206	5,787
American Financial Realty Trust REIT	1,106	9,700
American Home Mortgage Investment Corp. REIT	327	340
American International Group, Inc.	1,155	74,128
AmeriCredit Corp. (a)	340	6,916
Ameriprise Financial, Inc.	108	6,509
Anchor BanCorp Wisconsin, Inc.	171	3,822
Annaly Capital Management, Inc. REIT	2,051	29,637
Aon Corp.	126	5,045
Archstone-Smith Trust REIT	129	7,406
Arthur J. Gallagher & Co.	324	8,936
Associated Banc-Corp.	378	10,864
Assurant, Inc.	322	16,332
Assured Guaranty Ltd.	141	3,432
Astoria Financial Corp.	247	5,817
AvalonBay Communities, Inc. REIT	215	23,214
Axis Capital Holdings Ltd.	64	2,358
BancorpSouth, Inc.	592	13,823
Bank of America Corp.	2,270	107,643
Bank of Hawaii Corp.	299	14,358
Bank of New York Mellon Corp.	540	22,977
BB&T Corp.	259	9,692
BlackRock, Inc.	16	2,552
Boston Properties, Inc. REIT	94	8,882
Brandywine Realty Trust REIT	728	17,559
BRE Properties, Inc. REIT	302	15,260
Broadridge Financial Solutions, Inc.	98	1,724
Brown & Brown, Inc.	263	6,759
Camden Property Trust REIT	162	8,904
Capital One Financial Corp.	114	8,067
CapitalSource, Inc. REIT	354	6,726
CB Richard Ellis Group, Inc. Class A (a)	466	16,273
Charles Schwab Corp.	746	15,017
Chittenden Corp.	330	11,038
Chubb Corp. (The)	218	10,989
Cincinnati Financial Corp.	463	18,150
CIT Group, Inc.	535	22,031
Citigroup, Inc.	2,493	116,099
Citizens Banking Corp.	590	9,499
City National Corp.	134	9,486
CME Group, Inc.	59	32,321
Colonial BancGroup, Inc. (The)	446	9,727
Colonial Properties Trust REIT	366	12,660
Comerica, Inc.	81	4,265
Commerce Group, Inc.	511	14,681
CompuCredit Corp. (a)	110	2,887
Conseco, Inc. (a)	457	8,313
Corporate Executive Board Co.	97	6,540
Corporate Office Properties Trust REIT	293	11,043
Countrywide Financial Corp.	247	6,958
Cousins Properties, Inc. REIT	347	8,921
Covanta Holding Corp. (a)	337	7,643
Crescent Real Estate Equities Co. REIT	281	6,345
DCT Industrial Trust, Inc. REIT	1,386	13,583
Digital Realty Trust, Inc. REIT	403	13,359
Dime Community Bancshares	282	3,156
Discover Financial Services (a)	245	5,647
Downey Financial Corp.	178	9,468
Duke Realty Corp. REIT	397	12,978
E*TRADE Financial Corp. (a)	1,055	19,539
East West Bancorp, Inc.	385	14,114
Eaton Vance Corp.	379	15,865
Endurance Specialty Holdings Ltd.	174	6,508
Equity Inns, Inc. REIT	394	8,810
Equity Lifestyle Properties, Inc. REIT	156	7,076
Erie Indemnity Co. Class A	31	1,601
Essex Property Trust, Inc. REIT	140	15,061
F.N.B. Corp.	491	7,370
Fannie Mae	210	12,566
Federal Realty Investment Trust REIT	143	10,745
Federated Investors, Inc. Class B	283	10,191
Felcor Lodging Trust, Inc. REIT	520	11,419
Fidelity National Title Group, Inc.	597	12,471
Fifth Third Bancorp	242	8,927
First American Corp.	209	9,675
First Bancorp	540	4,968
First Horizon National Corp.	362	11,483
First Marblehead Corp.	161	5,307
First Midwest Bancorp, Inc.	390	12,827
First Niagara Financial Group, Inc.	856	11,008
FirstFed Financial Corp. (a)	123	5,560
FirstMerit Corp.	567	10,393
Forest City Enterprises, Inc. Class A	172	9,359
Franklin Resources, Inc.	99	12,610
Franklin Street Properties Corp. REIT	588	9,026
Freddie Mac	174	9,965
Fremont General Corp.	564	3,254
Friedman Billings Ramsey Group, Inc. Class A REIT	1,122	5,520
Fulton Financial Corp.	1,450	19,169
Genworth Financial, Inc. Class A	235	7,172
Global Payments, Inc.	164	6,134
Goldman Sachs Group, Inc.	158	29,758
Greater Bay Bancorp	447	12,015
Hartford Financial Services Group, Inc.	152	13,964
HCC Insurance Holdings, Inc.	324	9,487
Health Care Property Investors, Inc. REIT	622	16,943
Health Care Realty Trust, Inc. REIT	383	8,893
Health Care REIT, Inc.	594	21,806
Hilb, Rogal & Hobbs Co.	208	9,006
Home Properties, Inc. REIT	245	11,343
Horace Mann Educators Corp.	308	5,492
Hospitality Properties Trust REIT	281	10,779
Host Marriott Corp. REIT	340	7,181
HRPT Properties Trust REIT	1,653	15,456
Huntington Bancshares, Inc.	1,074	20,621
Impac Mortgage Holdings, Inc. REIT	505	1,293
IndyMac Bancorp, Inc.	629	13,838
IntercontinentalExchange, Inc. (a)	141	21,309
International Bancshares Corp.	179	3,943
International Securities Exchange Holdings, Inc.	204	13,403
Investment Technology Group, Inc. (a)	255	10,190
iStar Financial, Inc. REIT	399	14,496
Janus Capital Group, Inc.	558	16,773
Jefferies Group, Inc.	286	7,513
Jones Lang LaSalle, Inc.	98	10,758
JPMorgan Chase & Co.	554	24,382

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2030 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Financials, continued
KeyCorp	173	6,001
Kilroy Realty Corp. REIT	215	13,852
Kimco Realty Corp. REIT	630	23,518
KKR Financial Holdings LLC	48	996
Knight Capital Group, Inc. Class A (a)	910	12,867
LaBranche & Co., Inc. (a)	380	2,459
LaSalle Hotel Properties REIT	236	9,447
Lazard Ltd.	300	11,109
Legg Mason, Inc.	86	7,740
Lehman Brothers Holdings, Inc.	239	14,818
Lexington Corporate Properties Trust REIT	503	9,492
Liberty Property Trust REIT	249	9,340
Lincoln National Corp.	141	8,505
Loews Corp.	245	11,613
M&T Bank Corp.	40	4,252
Macerich Co. (The) REIT	183	13,386
Mack-Cali Realty Corp. REIT	211	8,145
MAF Bancorp, Inc.	260	13,655
Markel Corp. (a)	17	7,913
Marsh & McLennan Companies, Inc.	278	7,659
Marshall & Ilsley Corp.	742	30,578
MasterCard, Inc. Class A	158	25,406
MBIA, Inc.	395	22,159
Mercury General Corp.	77	3,987
MetLife, Inc.	217	13,068
MGIC Investment Corp.	232	8,969
Mid-America Apartment Communities, Inc. REIT	167	7,537
Montpelier Re Holdings Ltd.	300	4,755
Moody's Corp.	156	8,393
Morgan Stanley	418	26,698
Nasdaq Stock Market, Inc. (a)	246	7,569
National City Corp.	286	8,406
National Financial Partners Corp.	237	10,987
National Retail Properties, Inc. REIT	554	12,000
Nationwide Financial Services, Inc. Class A	445	25,325
Nationwide Health Properties, Inc. REIT	667	15,895
NewAlliance Bancshares, Inc.	374	5,053
Newcastle Investment Corp. REIT	443	7,978
Nuveen Investments, Inc.	218	13,328
NYSE Euronext	125	9,627
Ohio Casualty Corp.	476	20,663
Old National Bancorp	501	7,214
Old Republic International Corp.	600	11,004
Pacific Capital Bancorp	228	4,765
Park National Corp.	68	5,403
Pennsylvania Real Estate Investment Trust REIT	288	11,215
People's United Financial, Inc.	296	4,772
Philadelphia Consolidated Holding Co. (a)	383	13,842
Phoenix Cos., Inc. (The)	859	11,846
Piper Jaffray Co., Inc. (a)	108	5,175
Plum Creek Timber Co., Inc. REIT	545	21,179
PMI Group, Inc.	272	9,267
PNC Financial Services Group, Inc.	182	12,130
Popular, Inc.	711	9,378
Post Properties, Inc. REIT	281	12,375
Potlatch Corp. REIT	297	12,976
Principal Financial Group, Inc.	117	6,598
Protective Life Corp.	201	8,647
Provident Bankshares Corp.	239	6,859
Provident Financial Services, Inc.	499	7,036
Prudential Financial, Inc.	242	21,448
Public Storage, Inc. REIT	89	6,238
R.R. Donnelley & Sons Co.	653	27,596
Radian Group, Inc.	243	8,192
RAIT Investment Trust REIT	570	5,905
Raymond James Financial, Inc.	327	10,029
Rayonier, Inc. REIT	222	9,399
Realty Income Corp. REIT	819	19,222
Redwood Trust, Inc. REIT	214	6,163
Regency Centers Corp. REIT	188	12,196
Regions Financial Corp.	350	10,524
Reinsurance Group of America, Inc.	85	4,528
RenaissanceRe Holdings Ltd.	173	9,947
RLI Corp.	163	9,454
Ryland Group, Inc. (The)	128	4,256
SAFECO Corp.	317	18,535
SEI Investments Co.	412	11,231
Senior Housing Properties Trust REIT	694	11,992
Simon Property Group, Inc. REIT	153	13,239
SL Green Realty Corp. REIT	161	19,549
South Financial Group, Inc.	607	13,087
Sovereign Bancorp, Inc.	1,006	19,255
St. Joe Co.	199	8,067
State Street Corp.	169	11,356
Sterling Bancshares, Inc.	493	5,132
Sterling Financial Corp.	463	10,515
Strategic Hotel Capital, Inc. REIT	694	14,768
Sunstone Hotel Investors, Inc. REIT	502	12,460
SunTrust Banks, Inc.	180	14,094
Susquehanna Bancshares, Inc.	412	7,128
SVB Financial Group (a)	203	10,694
SWS Group, Inc.	222	3,918
Synovus Financial Corp.	783	21,893
T. Rowe Price Group, Inc.	692	36,074
Taubman Centers, Inc. REIT	316	15,196
TCF Financial Corp.	384	9,443
TD Ameritrade Holding Corp. (a)	220	3,729
Thornburg Mortgage, Inc. REIT	322	8,185
Torchmark Corp.	282	17,354
Travelers Companies, Inc.	354	17,976
Trustco Bank Corp.	536	4,974
Trustmark Corp.	416	10,412
U.S. Bancorp	876	26,236
UCBH Holdings, Inc.	790	12,988
UDR, Inc. REIT	389	8,982
Umpqua Holdings, Corp.	534	10,157
UnionBanCal Corp.	168	9,284
United Bankshares, Inc.	299	8,327
Unitrin, Inc.	61	2,585
UnumProvident Corp.	997	24,227
Valley National Bancorp	395	8,362
Ventas, Inc. REIT	414	13,505
Vornado Realty Trust REIT	115	12,308
W Holding Co., Inc.	960	2,122
Wachovia Corp.	989	46,691
Waddell & Reed Financial, Inc.	184	4,639
Washington Federal, Inc.	703	15,839
Washington Mutual, Inc.	459	17,226
Webster Financial Corp.	470	20,426
Weingarten Realty Investors REIT	256	9,372

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2030 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Financials, continued
Wells Fargo & Co.	1,631	55,079
Westamerica Bancorp	215	8,800
Whitney Holding Corp.	537	13,420
Willis Group Holdings Ltd.	350	14,206
Wilmington Trust Corp.	224	8,723
Wintrust Financial Corp.	175	6,897
XL Capital Ltd. Class A	76	5,917
Zenith National Insurance Corp.	343	13,843
		3,257,235
Health Care (8.09%)
Abbott Laboratories	1,057	53,579
Abraxis BioScience, Inc. (a)	64	1,281
Advanced Medical Optics, Inc. (a)	173	5,230
Aetna, Inc.	355	17,065
Affymetrix, Inc. (a)	154	3,755
Alcon, Inc.	48	6,552
Alexion Pharmaceuticals, Inc. (a)	209	12,155
Alkermes, Inc. (a)	699	9,954
Allergan, Inc.	204	11,859
American Medical Systems Holdings, Inc. (a)	453	8,281
Amerigroup Corp. (a)	330	9,134
Amgen, Inc. (a)	741	39,821
Amylin Pharmaceuticals, Inc. (a)	328	15,255
Applera Corp. - Applied Biosystems Group	559	17,452
Applera Corp. - Celera Genomics Group (a)	560	6,731
Apria Healthcare Group, Inc. (a)	354	9,282
ArthroCare Corp. (a)	140	7,087
Barr Pharmaceuticals, Inc. (a)	282	14,444
Bausch & Lomb, Inc.	159	10,165
Baxter International, Inc.	464	24,406
Beckman Coulter, Inc.	180	12,748
Bio-Rad Laboratories, Inc. Class A (a)	109	8,083
BioMarin Pharmaceutical, Inc. (a)	533	9,626
Biomet, Inc.	139	6,329
Boston Scientific Corp. (a)	887	11,664
Bristol-Myers Squibb Co.	920	26,137
Brookdale Senior Living, Inc.	121	4,841
C.R. Bard, Inc.	158	12,398
Celgene Corp. (a)	244	14,777
Cephalon, Inc. (a)	182	13,675
CIGNA Corp.	141	7,281
Community Health Systems, Inc. (a)	93	3,618
Cooper Companies, Inc. (The)	106	5,314
Covance, Inc. (a)	177	12,491
Coventry Health Care, Inc. (a)	309	17,245
Covidien Ltd. (a)	251	10,278
Cubist Pharmaceuticals, Inc. (a)	314	7,241
CV Therapeutics, Inc. (a)	323	3,201
Cyberonics, Inc. (a)	151	2,114
Cytyc Corp. (a)	324	13,640
Dade Behring Holdings, Inc.	210	15,718
DaVita, Inc. (a)	273	14,453
DENTSPLY International, Inc.	395	14,414
Edwards Lifesciences Corp. (a)	372	17,097
Eli Lilly & Co.	486	26,288
Endo Pharmaceuticals Holdings, Inc. (a)	332	11,291
Enzo Biochem, Inc. (a)	243	3,106
Express Scripts, Inc. (a)	144	7,219
Forest Laboratories, Inc. (a)	218	8,764
Gen-Probe, Inc. (a)	347	21,864
Genzyme Corp. (a)	188	11,857
Gilead Sciences, Inc. (a)	618	23,008
Haemonetics Corp. (a)	186	9,192
Health Management Associates, Inc. Class A	671	5,408
Health Net, Inc. (a)	306	15,159
Healthways, Inc. (a)	228	9,964
Hologic, Inc. (a)	341	17,664
Human Genome Sciences, Inc. (a)	902	7,000
Humana, Inc. (a)	407	26,085
IDEXX Laboratories, Inc. (a)	186	18,648
Illumina, Inc. (a)	337	15,357
Immucor, Inc. (a)	27	841
Incyte Corp. (a)	637	3,389
Intuitive Surgical, Inc. (a)	101	21,474
Invacare Corp.	161	3,309
Invitrogen Corp. (a)	124	8,903
Johnson & Johnson	1,890	114,345
Kinetic Concepts, Inc. (a)	124	7,624
King Pharmaceuticals, Inc. (a)	686	11,669
Kyphon, Inc. (a)	281	18,439
Laboratory Corp. of America Holdings (a)	317	23,410
Lincare Holdings, Inc. (a)	236	8,423
Magellan Health Services, Inc. (a)	256	10,706
Manor Care, Inc.	205	12,987
Medarex, Inc. (a)	723	10,238
Medco Health Solutions, Inc. (a)	192	15,604
Medicines Co. (a)	41	652
Medicis Pharmaceutical Corp.	350	9,985
Medtronic, Inc.	743	37,648
Mentor Corp.	249	9,798
Merck & Co., Inc.	1,020	50,643
MGI Pharma, Inc. (a)	453	11,339
Millennium Pharmaceuticals, Inc. (a)	901	9,091
Millipore Corp. (a)	142	11,163
Mylan Laboratories, Inc.	723	11,590
Myriad Genetics, Inc. (a)	147	5,495
Nabi Biopharmaceuticals (a)	503	2,143
Nektar Therapeutics (a)	577	4,403
Neurocrine Biosciences, Inc. (a)	204	2,075
Odyssey Healthcare, Inc. (a)	175	1,892
Onyx Pharmaceuticals, Inc. (a)	300	8,343
OSI Pharmaceuticals, Inc. (a)	157	5,062
PAREXEL International Corp. (a)	147	5,943
Patterson Cos., Inc. (a)	322	11,550
PDL BioPharma, Inc. (a)	337	7,916
Perrigo Co.	644	12,011
Pfizer, Inc.	2,522	59,292
Pharmaceutical Product Development, Inc.	243	8,140
PSS World Medical, Inc. (a)	470	8,098
Psychiatric Solutions, Inc. (a)	313	10,670
Quest Diagnostics, Inc.	110	6,102
Regeneron Pharmaceuticals, Inc. (a)	266	3,961
ResMed, Inc. (a)	196	8,424
Respironics, Inc. (a)	171	7,823
Schering-Plough Corp.	733	20,920
Sepracor, Inc. (a)	277	7,792
Sierra Health Services, Inc. (a)	296	12,029
St. Jude Medical, Inc. (a)	227	9,793
STERIS Corp.	508	13,894
Stryker Corp.	202	12,611

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2030 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Health Care, continued
Sunrise Senior Living, Inc. (a)	278	11,053
Techne Corp. (a)	255	14,346
Tenet Health Care Corp. (a)	1,384	7,169
Thermo Electron Corp. (a)	328	17,125
Thervance, Inc. (a)	295	7,897
United Therapeutics Corp. (a)	131	9,086
UnitedHealth Group, Inc.	875	42,376
Universal Health Services, Inc. Class B	119	6,240
Varian Medical Systems, Inc. (a)	344	14,035
Varian, Inc. (a)	178	10,705
Ventana Medical Systems, Inc. (a)	198	16,501
Vertex Pharmaceuticals, Inc. (a)	310	10,013
Waters Corp. (a)	260	15,148
Watson Pharmaceuticals, Inc. (a)	317	9,643
WellCare Health Plans, Inc. (a)	75	7,594
Wyeth	537	26,055
		1,690,383
Industrials (11.85%)
AAR Corp. (a)	253	7,547
Accenture Ltd. Class A	394	16,599
Actuant Corp. Class A	186	11,342
Acuity Brands, Inc.	291	17,198
Administaff, Inc.	174	5,690
Aeroflex, Inc. (a)	540	7,576
Affiliated Computer Services, Inc. Class A (a)	252	13,522
Agilent Technologies, Inc. (a)	266	10,148
Albany International Corp.	238	8,920
Alliance Data Systems Corp. (a)	163	12,518
Alliant Techsystems, Inc. (a)	214	21,210
AMETEK, Inc.	285	11,121
Amphenol, Inc.	468	16,034
Anixter International, Inc. (a)	203	16,778
AptarGroup, Inc.	382	13,905
Armor Holdings, Inc. (a)	225	19,795
Astec Industries, Inc. (a)	114	5,947
BE Aerospace, Inc. (a)	541	21,943
BearingPoint, Inc. (a)	546	3,560
Belden CDT, Inc.	293	16,051
Black Box Corp.	160	6,440
Boeing Company (The)	498	51,508
Bowne & Co., Inc.	250	4,335
Bucyrus International, Inc. Class A	205	13,030
Burlington Northern Santa Fe Corp.	14	1,150
C.H. Robinson Worldwide, Inc.	435	21,163
Carlisle Companies, Inc.	409	18,520
Ceradyne, Inc. (a)	142	10,597
Checkpoint Systems, Inc. (a)	351	8,098
Choicepoint, Inc. (a)	208	8,058
Cognex Corp.	257	5,405
Coherent, Inc. (a)	214	6,195
CommScope, Inc. (a)	378	20,575
Convergys Corp. (a)	434	8,268
Cooper Industries Ltd.	572	30,270
Corrections Corp. of America (a)	806	23,253
Cummins, Inc.	233	27,657
Danaher Corp.	159	11,874
Deere & Co.	122	14,691
Deluxe Corp.	413	15,595
Dionex Corp. (a)	106	7,209
Donaldson Co., Inc.	467	16,994
Dover Corp.	528	26,928
DRS Technologies, Inc.	254	13,299
Eagle Materials, Inc.	284	12,419
EGL, Inc. (a)	183	8,632
Electro Scientific Industries, Inc. (a)	242	5,312
EMCOR Group, Inc. (a)	171	6,139
Energy Conversion Devices, Inc. (a)	254	7,582
ESCO Technologies, Inc. (a)	153	5,549
Esterline Technologies Corp. (a)	188	8,703
Expeditors International of Washington, Inc.	558	24,931
Fastenal Co.	325	14,648
Fiserv, Inc. (a)	459	22,684
Flextronics International Ltd. (a)	51	570
FLIR Systems, Inc. (a)	428	18,682
Florida Rock Industries, Inc.	146	9,272
Flowserve Corp.	150	10,841
Fluor Corp.	226	26,105
Forrester Research, Inc. (a)	107	2,656
Fortune Brands, Inc.	64	5,203
Forward Air Corp.	120	4,088
Foster Wheeler Ltd. (a)	182	20,455
FTI Consulting, Inc. (a)	250	10,258
Gardner Denver, Inc. (a)	309	12,851
General Cable Corp. (a)	267	21,226
General Dynamics Corp.	172	13,512
General Electric Co.	5,266	204,110
General Maritime Corp.	191	4,966
Goodrich Corp.	383	24,095
Graco, Inc.	192	7,880
GrafTech International Ltd. (a)	767	11,881
Granite Construction, Inc.	202	13,128
Harsco Corp.	224	11,796
Honeywell International, Inc.	366	21,049
Hubbell, Inc. Class B	171	9,858
IDEX Corp.	482	17,435
Ingersoll-Rand Co. Ltd. Class A	171	8,605
Insituform Technologies, Inc. Class A (a)	191	3,155
Iron Mountain, Inc. (a)	447	11,975
Itron, Inc. (a)	177	14,059
ITT Corp.	499	31,377
Jabil Circuit, Inc.	486	10,950
Jacobs Engineering Group, Inc. (a)	244	15,038
Joy Global, Inc.	226	11,185
Kaman Corp.	185	6,196
Kaydon Corp.	195	10,376
KEMET Corp. (a)	817	5,752
Kennametal, Inc.	247	18,935
Kirby Corp. (a)	122	4,942
L-3 Communications Holdings, Inc.	325	31,707
Landstar System, Inc.	303	13,774
Lincoln Electric Holdings, Inc.	237	17,062
Littelfuse, Inc. (a)	155	5,051
Lockheed Martin Corp.	244	24,029
Louisiana-Pacific Corp.	267	4,945
Manitowoc Co., Inc. (The)	165	12,816
Manpower, Inc.	234	18,498
Martin Marietta Materials, Inc.	113	15,481
Masco Corp.	171	4,653
McDermott International, Inc. (a)	255	21,150
MDU Resources Group, Inc.	481	13,112
MeadWestvaco Corp.	519	16,888
Methode Electronics, Inc.	313	5,061
Mettler-Toledo International, Inc. (a)	95	9,040
Molex, Inc. Class A	193	5,169

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2030 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Industrials, continued
Monster Worldwide, Inc. (a)	76	2,956
Moog, Inc. Class A (a)	260	11,133
MSC Industrial Direct Co., Inc.	307	15,439
Mueller Industries, Inc.	295	10,880
Mueller Water Products, Inc. Class B	600	7,920
National Instruments Corp.	356	11,517
Navigant Consulting, Inc. (a)	375	5,906
Neustar, Inc. (a)	232	6,691
Nordson Corp.	176	8,054
Northrop Grumman Corp.	166	12,633
Orbotech Ltd. (a)	298	6,422
Oshkosh Truck Corp.	178	10,191
Owens Corning, Inc. (a)	265	8,064
Owens-Illinois, Inc. (a)	435	17,391
Pacer International, Inc.	339	7,461
Packaging Corp. of America	241	6,150
Pactiv Corp. (a)	409	12,928
Pall Corp.	366	15,196
Park Electrochemical Corp.	136	4,032
Parker Hannifin Corp.	321	31,676
Paychex, Inc.	255	10,552
Pentair, Inc.	341	12,344
PerkinElmer, Inc.	1,010	28,108
Power-One, Inc. (a)	627	2,483
Powerwave Technologies, Inc. (a)	799	5,225
Precision Castparts Corp.	107	14,665
Quanta Services, Inc. (a)	820	23,313
Raytheon Co.	17	941
Regal- Beloit Corp.	228	11,564
Resources Connection, Inc. (a)	265	8,605
Robert Half International, Inc.	451	15,329
Rockwell Automation Corp.	111	7,769
Rockwell Collins, Inc.	465	31,945
Roper Industries, Inc.	235	14,095
Sanmina-SCI Corp. (a)	1,342	3,691
Sealed Air Corp.	458	12,480
Shaw Group, Inc. (a)	616	32,784
Smurfit-Stone Container Corp. (a)	764	9,008
Solectron Corp. (a)	2,924	10,994
Sonoco Products Co.	289	10,598
Spherion Corp. (a)	485	4,283
Spirit AeroSystems Holdings, Inc. (a)	351	12,741
SPX Corp.	179	16,803
TASER International, Inc. (a)	321	4,902
Tektronix, Inc.	212	6,964
Teleflex, Inc.	229	17,502
Teletech Holdings, Inc. (a)	238	6,981
Terex Corp. (a)	247	21,304
Tetra Tech, Inc. (a)	515	10,830
Texas Industries, Inc.	153	12,058
Thomas & Betts Corp. (a)	170	10,506
Timken Co.	248	8,283
Toro Co.	244	13,718
Trimble Navigation Ltd. (a)	752	24,839
Trinity Industries, Inc.	217	8,296
Tyco Electronics Ltd. (a)	251	8,991
Tyco International Ltd.	251	11,870
Union Pacific Corp.	42	5,004
United Rentals, Inc. (a)	544	17,484
USG Corp. (a)	199	8,260
UTi Worldwide, Inc.	223	5,604
Viad Corp.	146	5,249
Vishay Intertechnology, Inc. (a)	556	8,624
VistaPrint Ltd. (a)	244	8,333
Vulcan Materials Co.	234	22,398
W.W. Grainger, Inc.	217	18,957
Wabash National Corp.	258	3,279
Wabtec Corp.	336	13,722
Washington Group International, Inc. (a)	179	14,377
Watsco, Inc.	139	6,937
Watson Wyatt & Co. Holdings	315	14,033
Werner Enterprises, Inc.	75	1,458
Wesco International, Inc. (a)	115	6,158
Western Union Co.	557	11,112
World Fuel Services Corp.	196	8,014
YRC Worldwide, Inc. (a)	374	12,013
Zebra Technologies Corp. Class A (a)	169	6,123
		2,475,156
Information Technology (0.33%)
ACI Worldwide, Inc. (a)	211	6,442
Automatic Data Processing, Inc.	393	18,243
Avid Technology, Inc. (a)	275	8,827
CheckFree Corp. (a)	178	6,558
Fidelity National Information Services, Inc.	566	28,091
		68,161
Oil & Gas (6.14%)
Anadarko Petroleum Corp.	239	12,029
Apache Corp.	169	13,647
Atwood Oceanics, Inc. (a)	182	12,485
Baker Hughes, Inc.	212	16,759
BJ Services Co.	820	21,443
Cabot Oil & Gas Corp.	133	4,549
Cameron International Corp. (a)	298	23,244
Cheniere Energy, Inc. (a)	339	12,753
Chevron Corp.	1,108	94,468
Cimarex Energy Co.	242	9,160
ConocoPhillips	785	63,459
Core Laboratories N.V. (a)	132	14,207
Crosstex Energy, Inc.	251	7,256
Devon Energy Corp.	210	15,668
Diamond Offshore Drilling, Inc.	52	5,365
Dresser-Rand Group, Inc. (a)	252	9,349
Dynegy, Inc. (a)	1,240	11,048
El Paso Corp.	2,128	35,431
ENSCO International, Inc.	423	25,833
EOG Resources, Inc.	175	12,268
EXCO Resources, Inc. (a)	662	11,559
Exxon Mobil Corp.	2,916	248,239
FMC Technologies, Inc. (a)	185	16,931
Global Industries Ltd. (a)	723	18,726
Grant Prideco, Inc. (a)	311	17,447
Grey Wolf, Inc. (a)	1,647	12,204
Halliburton Co.	638	22,981
Hanover Compressor Co. (a)	746	17,777
Hercules Offshore, Inc. (a)	299	8,969
Holly Corp.	172	11,591
Input/Output, Inc. (a)	519	7,396
Mariner Energy, Inc. (a)	651	13,756
National-Oilwell Varco, Inc. (a)	117	14,053
Newpark Resources, Inc. (a)	746	4,722
Noble Corp.	365	37,398
Occidental Petroleum Corp.	426	24,163
Oceaneering International, Inc. (a)	51	2,864
OGE Energy Corp.	293	9,713
Penn Virginia Corp.	258	9,985

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2030 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Oil & Gas, continued
Plains Exploration & Production Co. (a)	201	8,685
Pogo Producing Co.	174	9,267
Pride International, Inc. (a)	434	15,212
Quicksilver Resources, Inc. (a)	127	5,349
Schlumberger Ltd.	825	78,144
SEACOR Holding, Inc. (a)	138	12,036
Smith International, Inc.	513	31,503
Southwestern Energy Co. (a)	244	9,914
St. Mary Land & Exploration Co.	324	10,786
Stone Energy Corp. (a)	192	6,240
Sunoco, Inc.	145	9,674
Superior Energy Services, Inc. (a)	506	20,402
Tesoro Corp.	413	20,567
Transocean, Inc. (a)	205	22,027
Ultra Petroleum Corp. (a)	429	23,720
Universal Compression Holdings, Inc. (a)	199	14,535
Valero Energy Corp.	300	20,103
W-H Energy Services, Inc. (a)	204	13,072
Weatherford International Ltd. (a)	122	6,750
XTO Energy, Inc.	251	13,687
		1,282,568
Technology (10.81%)
3Com Corp. (a)	960	3,840
Actel Corp. (a)	215	2,537
Adaptec, Inc. (a)	971	3,399
Adobe Systems, Inc. (a)	381	15,350
Advanced Micro Devices, Inc. (a)	349	4,725
Advent Software, Inc. (a)	143	5,438
Agilysys, Inc.	254	4,879
Akamai Technologies, Inc. (a)	388	13,176
Altera Corp.	947	21,970
American Tower Corp. Class A (a)	286	11,915
Amkor Technology, Inc. (a)	767	9,480
Analog Devices, Inc.	227	8,047
Andrew Corp. (a)	468	6,580
Ansys, Inc. (a)	462	12,030
Apple Computer, Inc. (a)	527	69,438
Applied Materials, Inc.	951	20,960
Ariba, Inc. (a)	628	5,244
Asyst Technologies, Inc. (a)	405	2,705
ATMI, Inc. (a)	220	6,376
Autodesk, Inc. (a)	573	24,278
Avaya, Inc. (a)	1,246	20,609
Axcelis Technologies, Inc. (a)	699	3,879
BEA Systems, Inc. (a)	1,067	13,209
BMC Software, Inc. (a)	435	12,493
Borland Software Corp. (a)	650	3,452
Broadcom Corp. (a)	309	10,138
Brocade Communications Systems, Inc. (a)	1,177	8,286
Brooks Automation, Inc. (a)	631	11,087
C-COR, Inc. (a)	398	5,353
Cabot Microelectronics Corp. (a)	168	7,162
CACI International, Inc. Class A (a)	207	9,199
Cadence Design Systems, Inc. (a)	842	18,019
CDW Corp. (a)	81	6,818
Cerner Corp. (a)	147	7,772
Check Point Software Technologies Ltd. (a)	522	12,716
CIBER, Inc. (a)	455	3,453
CIENA Corp. (a)	454	16,585
Cisco Systems, Inc. (a)	3,571	103,238
Citrix Systems, Inc. (a)	495	17,904
Cognizant Technology Solutions Corp. (a)	372	30,125
Computer Sciences Corp. (a)	527	29,343
Compuware Corp. (a)	954	8,901
Conexant Systems, Inc. (a)	3,430	4,493
Corning, Inc. (a)	1,066	25,413
Crown Castle International Corp. (a)	578	20,953
CSG Systems International, Inc. (a)	343	8,582
Cymer, Inc. (a)	247	10,559
Dell, Inc. (a)	1,261	35,270
Digital River, Inc. (a)	236	10,622
DST Systems, Inc. (a)	149	11,305
Dycom Industries, Inc. (a)	359	10,034
EarthLink, Inc. (a)	933	6,484
Electronics for Imaging, Inc. (a)	419	11,003
EMC Corp. (a)	1,478	27,358
Emulex Corp. (a)	698	13,820
Equinix, Inc. (a)	147	12,776
Exar Corp. (a)	300	4,239
F5 Networks, Inc. (a)	222	19,245
First Data Corp.	488	15,514
FormFactor, Inc. (a)	294	11,287
Gateway, Inc. (a)	2,111	2,998
Google, Inc. Class A (a)	144	73,440
Harmonic, Inc. (a)	620	5,499
Harris Stratex Networks Class A (a)	171	2,910
Hewlett-Packard Co.	1,701	78,297
Hutchinson Technology, Inc. (a)	236	4,734
IKON Office Solutions, Inc.	818	11,337
Imation Corp.	321	10,041
Informatica Corp. (a)	422	5,883
InfoSpace, Inc.	215	4,476
Ingram Micro, Inc. Class A (a)	404	8,100
Insight Enterprises, Inc. (a)	351	7,919
Intel Corp.	3,653	86,284
Inter-Tel, Inc.	173	4,294
Intermec, Inc. (a)	342	8,765
International Business Machines Corp.	659	72,918
International Rectifier Corp. (a)	170	6,241
Intersil Corp. Class A	376	10,998
Interwoven, Inc. (a)	322	4,460
Intuit, Inc. (a)	832	23,828
j2 Global Communications, Inc. (a)	295	9,629
Jack Henry & Associates, Inc.	699	16,790
JDA Software Group, Inc. (a)	243	5,494
KLA-Tencor Corp.	121	6,872
Kulicke & Soffa Industries, Inc. (a)	476	4,455
Lam Research Corp. (a)	357	20,649
Lattice Semiconductor Corp. (a)	736	3,481
Lexmark International, Inc. (a)	252	9,964
Linear Technology Corp.	190	6,774
Marvell Technology Group Ltd. (a)	278	5,004
Maxim Integrated Products, Inc.	202	6,403
MEMC Electronic Materials, Inc. (a)	126	7,726
Mentor Graphics Corp. (a)	477	5,729
Micron Technology, Inc. (a)	2,189	25,983
MICROS Systems, Inc. (a)	229	12,201
Microsemi Corp. (a)	377	8,788
Microsoft Corp.	5,526	160,199
Motorola, Inc.	1,529	25,978
MRV Communications, Inc. (a)	1,046	2,772
National Semiconductor Corp.	851	22,118

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2030 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Technology, continued
NCR Corp. (a)	477	24,909
Network Appliance, Inc. (a)	162	4,591
Novell, Inc. (a)	915	6,140
NVIDIA Corp. (a)	840	38,438
OmniVision Technologies, Inc. (a)	283	4,859
ON Semiconductor Corp. (a)	753	8,900
Openwave Systems, Inc.	643	3,382
Oracle Corp. (a)	2,574	49,215
Packeteer, Inc. (a)	325	2,236
Parametric Technology Corp. (a)	877	15,462
Perot Systems Corp. (a)	719	10,943
Photronics, Inc. (a)	273	3,827
Plantronics, Inc.	359	10,059
PMC-Sierra, Inc. (a)	1,601	12,200
Progress Software Corp. (a)	36	1,089
QUALCOMM, Inc.	982	40,900
Quantum Corp. (a)	1,327	3,755
Radisys Corp. (a)	176	2,066
Rambus, Inc. (a)	230	3,107
Red Hat, Inc. (a)	476	9,910
RF Micro Devices, Inc. (a)	1,577	10,944
S1 Corp. (a)	588	4,275
SanDisk Corp. (a)	105	5,631
SAVVIS, Inc. (a)	157	5,897
SBA Communications Corp. Class A (a)	599	19,959
Semtech Corp. (a)	670	10,888
Silicon Image, Inc. (a)	471	3,212
Silicon Laboratories, Inc. (a)	331	11,529
Silicon Storage Technology, Inc. (a)	756	2,737
SiRF Technology Holdings, Inc. (a)	297	6,962
Skyworks Solutions, Inc. (a)	1,238	9,805
SonicWALL, Inc. (a)	534	4,721
SRA International, Inc. Class A (a)	262	6,241
Sun Microsystems, Inc. (a)	1,773	9,042
Sybase, Inc. (a)	722	17,126
Sycamore Networks, Inc. (a)	1,748	7,272
Symantec Corp. (a)	622	11,942
Synopsys, Inc. (a)	427	10,444
Tech Data Corp. (a)	506	18,960
Tellabs, Inc. (a)	1,169	13,268
Tessera Technologies, Inc. (a)	239	9,830
Texas Instruments, Inc.	966	33,994
TIBCO Software, Inc. (a)	1,151	9,358
Trident Microsystems, Inc. (a)	396	6,023
TriQuint Semiconductor, Inc. (a)	987	4,363
Unisys Corp. (a)	1,130	9,142
United Online, Inc.	463	6,538
Varian Semiconductor Equipment Associates, Inc. (a)	513	24,111
VeriFone Holdings, Inc. (a)	160	5,826
Vignette Corp. (a)	248	5,218
Websense, Inc. (a)	252	5,030
Xerox Corp. (a)	41	716
Yahoo!, Inc. (a)	810	18,833
		2,257,321
Telecommunications (1.76%)
ALLTEL Corp.	174	11,475
AT&T, Inc.	2,299	90,029
CenturyTel, Inc.	344	15,779
Cincinnati Bell, Inc. (a)	2,150	11,094
Citizens Communications Co., Series B	950	13,708
Embarq Corp.	448	27,682
Harris Corp.	339	18,604
InterDigital, Inc. (a)	297	8,301
JDS Uniphase Corp. (a)	518	7,423
Leap Wireless International, Inc. (a)	122	10,785
NII Holdings, Inc. (a)	395	33,188
Sprint Nextel Corp.	1,284	26,361
United States Cellular Corp. (a)	49	4,753
Verizon Communications, Inc.	1,243	52,977
Virgin Media, Inc.	671	16,668
Windstream Corp.	1,373	18,892
		367,719
Utilities (3.60%)
AES Corp. (a)	532	10,454
AGL Resources, Inc.	628	23,676
Allegheny Energy, Inc. (a)	300	15,669
ALLETE, Inc.	232	10,171
Alliant Energy Corp.	335	12,378
Ameren Corp.	634	30,419
American Electric Power Co., Inc.	204	8,872
Aqua America, Inc.	156	3,413
Atmos Energy Corp.	730	20,491
Avista Corp.	446	8,840
Black Hills Corp.	287	10,705
CenterPoint Energy, Inc.	841	13,860
Cleco Corp.	427	10,141
CMS Energy Corp.	637	10,294
Consolidated Edison, Inc.	123	5,373
Dominion Resources, Inc. (Virginia)	175	14,739
DPL, Inc.	339	9,011
DTE Energy Co.	539	24,999
Duke Energy Corp.	620	10,559
Edison International	163	8,621
El Paso Electric Co. (a)	349	8,121
Energy East Corp.	443	11,212
FirstEnergy Corp.	172	10,449
FPL Group, Inc.	191	11,026
Great Plains, Inc.	228	6,329
Hawaiian Electric Industries, Inc.	664	15,146
IDACORP, Inc.	349	10,805
Integrys Energy Group, Inc.	328	16,233
National Fuel Gas Co.	202	8,757
Nicor, Inc.	129	5,084
NiSource, Inc.	825	15,733
Northeast Utilities	456	12,467
Northwest Natural Gas Co.	242	10,084
NSTAR	321	10,096
ONEOK, Inc.	306	15,530
Pepco Holdings, Inc.	70	1,895
PG&E Corp.	193	8,262
Piedmont Natural Gas Co.	616	14,285
Pinnacle West Capital Corp.	274	10,270
PNM Resources, Inc.	580	14,981
PPL Corp.	208	9,805
Progress Energy, Inc.	143	6,243
Public Service Enterprise Group, Inc.	59	4,911
Puget Energy, Inc.	361	8,357
Questar Corp.	442	22,759
Reliant Energy, Inc. (a)	1,002	25,731
SCANA Corp.	293	10,952
Sempra Energy	115	6,063
Sierra Pacific Resources (a)	751	11,933
Southern Co.	373	12,548
Southern Union Co.	448	13,834
Southwest Gas Corp.	334	10,381

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2030 Fund	July 31, 2007 (Unaudited)

	Shares/
	Principal
Security Description	Amount	Value
Common Stocks, continued
Utilities, continued
Spectra Energy Corp.	269	6,851
Teco Energy, Inc.	585	9,442
UGI Corp.	830	21,422
UniSource Energy Corp.	256	7,790
Vectren Corp.	631	15,756
Westar Energy, Inc.	687	15,815
WGL Holdings, Inc.	412	12,335
Wisconsin Energy Corp.	359	15,412
Xcel Energy, Inc.	1,231	24,989
		752,779
Total Common Stocks (Cost $15,242,756)		16,341,793

Corporate Bonds (4.53%)
Basic Materials (0.18%)
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14	$9,000	8,597
Eastman Chemical Co., 7.60%, 2/1/27	15,000	16,066
Weyerhaeuser Co., 6.95%, 8/1/17	12,000	11,915
		36,578
Consumer Goods (0.29%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	12,000	11,356
Coca-Cola Enterprises, 8.50%, 2/1/22	12,000	14,784
Kimberly-Clark Corp., 5.00%, 8/15/13	10,000	9,675
May Department Stores Co., 5.75%, 7/15/14	12,000	11,094
Procter & Gamble Co., 4.95%, 8/15/14	15,000	14,516
		61,425
Consumer Services (0.57%)
Bottling Group LLC, 4.63%, 11/15/12	16,000	15,486
Burlington North Santa Fe, 7.00%, 12/15/25	12,000	12,466
Comcast Corp., 6.50%, 11/15/35	20,000	19,042
ConAgra Foods, Inc., 6.75%, 9/15/11	12,000	12,447
Kohl's Corp., 6.00%, 1/15/33	28,000	25,941
Target Corp., 5.88%, 3/1/12	12,000	12,067
Wal-Mart Stores, Inc., 4.55%, 5/1/13	23,000	21,985
		119,434
Financials (1.98%)
Allstate Corp., 7.20%, 12/1/09	12,000	12,512
American General Finance, 5.38%, 10/1/12	41,000	40,539
Citigroup, Inc., 6.63%, 1/15/28	21,000	21,978
Countrywide Financial Corp., 6.25%, 5/15/16	68,000	63,941
First Union National Bank, 7.80%, 8/18/10	23,000	24,621
Goldman Sachs Group, Inc., 5.95%, 1/15/27	34,000	31,008
John Hancock Global Funding, 7.90%, 7/2/10 (b)	12,000	12,887
JPMC Capital XVIII, 6.95%, 8/17/36	10,000	9,584
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12	15,000	15,417
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	25,000	24,663
Morgan Stanley Dean Witter, 6.75%, 4/15/11	29,000	30,026
National Rural Utilities, 7.25%, 3/1/12	15,000	15,998
Prudential Financial, Inc., 5.10%, 9/20/14	35,000	33,697
U.S. Bank N.A. Minnesota, 6.38%, 8/1/11	15,000	15,519
Verizon Global Funding Corp., 7.25%, 12/1/10	35,000	36,753
Wells Fargo & Co., 4.63%, 8/9/10	26,000	25,463
		414,606
Health Care (0.07%)
Wyeth, 5.50%, 2/1/14	15,000	14,755
		14,755
Industrials (0.63%)
Boeing Co., 6.13%, 2/15/33	12,000	12,306
Norfolk Southern Corp., 6.20%, 4/15/09	118,000	119,300
		131,606
Oil & Gas (0.06%)
Kinder Morgan Energy Partners, 7.75%, 3/15/32	12,000	13,078
		13,078
Technology (0.07%)
IBM Corp., 8.38%, 11/1/19	12,000	14,621
		14,621
Telecommunications (0.13%)
Sprint Capital Corp., 8.38%, 3/15/12	24,000	26,284
		26,284
Utilities (0.55%)
Duke Energy Corp., 6.25%, 1/15/12	12,000	12,326
Exelon Corp., 4.90%, 6/15/15	12,000	11,072
Florida Power & Light, 5.95%, 10/1/33	30,000	29,777
General Electric Co., 5.00%, 2/1/13	52,000	50,767
Southern Power Co., 4.88%, 7/15/15	12,000	11,182
		115,124
Total Corporate Bonds (Cost $971,338)		947,511

U.S. Government Agency Pass-Through
Securities (5.37%)
Fannie Mae
4.42%, 10/1/35, Pool #836206	33,411	32,833
4.50%, 1/1/19, Pool #735057	14,924	14,286
4.50%, 9/1/20, Pool #839289	15,331	14,620
4.50%, 3/1/35, Pool #819357	0	0
5.00%, 5/1/18, Pool #703444	25,159	24,393
5.00%, 1/1/19, Pool #255077	21,950	21,391
5.00%, 8/1/19, Pool #793396	14,907	14,453
5.00%, 12/1/19, Pool #745369	9,434	9,194
5.00%, 3/1/20, Pool #819410	9,474	9,200
5.00%, 6/1/20, Pool #839333	29,682	28,778
5.00%, 12/1/26, Pool #256570	41,306	39,322
5.00%, 8/1/33, Pool #713679	43,457	40,760
5.00%, 5/1/34, Pool #768230	24,184	22,683
5.00%, 8/1/35, Pool #848355	51,569	48,369
5.50%, 8/1/17, Pool #826283	8,687	8,626
5.50%, 2/1/18, Pool #703712	25,558	25,243
5.50%, 3/1/20, Pool #735405	20,847	20,590
5.50%, 3/1/20, Pool #735611	9,190	9,118
5.50%, 12/1/20, Pool #850811	99,784	98,555
5.50%, 4/1/34, Pool #725424	28,494	27,518
5.50%, 2/1/35, Pool #735230	20,456	19,756
6.00%, 6/1/17, Pool #555004	21,556	21,774
6.00%, 10/1/32, Pool #667994	34,806	34,693
6.00%, 9/1/33, Pool #736937	13,095	12,976
6.00%, 4/1/35, Pool #735503	13,318	13,265
6.50%, 9/1/34, Pool #783390	21,911	22,133
6.50%, 4/1/36, Pool #851187	66,059	66,728
7.00%, 4/1/34, Pool #780703	22,360	23,071
Freddie Mac
4.00%, 6/1/18, Pool #E01401	24,983	23,355
4.50%, 11/1/18, Pool #E01489	24,596	23,549
4.50%, 12/1/18, Pool #G11657	20,120	19,260

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2030 Fund	July 31, 2007 (Unaudited)

	Shares/
	Principal	Value
Security Description	Amount
U.S. Government Agency Pass-Through
Securities, continued
4.50%, 1/1/19, Pool #B11878	38,557	36,909
4.50%, 7/1/19, Pool #B15661	10,500	10,036
5.00%, 10/1/18, Pool #B10252	0	0
5.00%, 8/1/33, Pool #A12886	21,467	20,247
5.00%, 10/1/33, Pool #A14805	35,589	33,572
5.00%, 12/1/34, Pool #A29017	38,427	36,224
5.50%, 8/1/33, Pool #A11851	32,313	31,366
5.50%, 10/1/34, Pool #A27526	28,542	27,694
5.50%, 11/1/35, Pool #A47728	51,157	49,556
6.00%, 7/1/34, Pool #A24370	25,960	25,846
6.50%, 12/1/33, Pool #A16523	15,690	15,970
Ginnie Mae
5.50%, 4/15/33, Pool #603566	11,562	11,290
5.50%, 4/15/34, Pool #626116	7,578	7,396
5.50%, 9/15/35, Pool #644611	10,379	10,125
6.00%, 9/20/34, Pool #3611	14,183	14,178

Total U.S. Government Agency Pass-Through Securities
(Cost $1,135,331)		1,120,901

U.S. Government Agency Securities (2.79%)
Fannie Mae
4.50%, 10/15/08	35,000	34,803
4.63%, 1/15/08	40,000	39,876
6.63%, 9/15/09	35,000	36,167
Federal Home Loan Bank
4.63%, 2/8/08, Series 627	50,000	49,827
4.63%, 11/21/08, Series 598	35,000	34,844
Federal National Mortgage Association,
5.63%, 11/15/21	51,000	50,125
Freddie Mac
4.63%, 12/19/08	145,000	144,348
4.75%, 1/18/11	25,000	24,773
4.75%, 1/19/16	62,000	59,600
6.25%, 7/15/32	99,000	108,021

Total U.S. Government Agency Securities
(Cost $590,452)		582,384

U.S. Treasury Obligations (2.80%)
U.S. Treasury Bonds
5.25%, 11/15/28	76,000	78,523
5.38%, 2/15/31	35,000	36,950
6.00%, 2/15/26	70,000	78,214
U.S. Treasury Notes
4.00%, 6/15/09	153,000	151,446
4.00%, 4/15/10	14,000	13,808
4.00%, 2/15/15	13,000	12,393
4.25%, 8/15/15	40,000	38,631
4.88%, 2/15/12	57,000	57,717
5.00%, 2/15/11	90,000	91,364
5.63%, 5/15/08	25,000	25,139

Total U.S. Treasury Obligations (Cost $585,193)		584,185

Investment Companies (4.91%)
American Beacon Money Market
Select Fund	1,025,596	1,025,596
Total Investments
(Cost $ 19,550,666) (c) — 98.64%		20,602,370

Other assets in excess of liabilities — 1.36%		284,897

NET ASSETS — 100.00%		$20,887,267

(a)	Non-income Producing
(b)	Rule 144A, Section 4(2) on the other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
LLC	Limited Liability Co.
REIT	Real Estate Investment Trust

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2040 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks (89.23%)
Basic Materials (4.15%)
A. Schulman, Inc.	271	$6,293
Air Products & Chemicals, Inc.	104	8,982
Airgas, Inc.	537	25,078
Albemarle Corp.	551	22,167
Alcoa, Inc.	518	19,788
Allegheny Technologies, Inc.	295	30,954
Ashland, Inc.	191	11,662
Bowater, Inc.	538	10,556
Cabot Corp.	210	8,480
Cambrex Corp.	258	3,524
Celanese Corp., Series A	626	23,475
Chaparral Steel Co.	306	25,716
Chemtura Corp.	725	7,562
Commercial Metals Co.	474	14,618
CONSOL Energy, Inc.	599	24,948
Cytec Industries, Inc.	304	20,365
Domtar Corp. (a)	2,369	22,529
Dow Chemical Company (The)	551	23,957
E.I. DuPont de Nemours & Co.	540	25,234
Eastman Chemical Co.	285	19,614
Ecolab, Inc.	600	25,266
Ferro Corp.	367	8,202
FMC Corp.	260	23,174
Foundation Coal Holdings, Inc.	335	11,675
Georgia Gulf Corp.	368	5,958
H.B. Fuller Co.	605	16,716
Headwaters, Inc. (a)	454	7,323
Hercules, Inc. (a)	1,141	23,687
Huntsman Corp.	306	7,791
International Coal Group, Inc. (a)	1,029	4,178
International Flavors & Fragrances, Inc.	296	14,833
International Paper Co.	254	9,416
Kaiser Aluminum Corp.	92	6,211
Lubrizol Corp.	391	24,500
Lyondell Chemical Co.	825	37,042
Massey Energy Co.	295	6,298
Minerals Technologies, Inc.	144	9,312
Monsanto Co.	456	29,389
Neenah Paper, Inc.	119	4,609
Newmont Mining Corp.	369	15,406
Olin Corp.	677	14,129
OM Group, Inc. (a)	291	14,096
Peabody Energy Corp.	157	6,635
Praxair, Inc.	278	21,300
Reliance Steel & Aluminum Co.	248	13,030
Rohm & Haas Co.	393	22,212
RPM International, Inc.	1,154	27,131
Ryerson, Inc.	224	7,188
Sensient Technologies Corp.	400	10,160
Sigma-Aldrich Corp.	368	16,678
Titanium Metals Corp. (a)	41	1,370
Tredegar Corp.	267	4,902
United States Steel Corp.	416	40,889
USEC, Inc. (a)	882	14,809
Valspar Corp.	913	25,190
Wausau Paper Corp.	463	5,181
Weyerhaeuser Co.	128	9,119
Worthington Industries, Inc.	685	14,179
		914,686
Consumer Goods (7.26%)
Altria Group, Inc.	1,187	78,900
American Axle & Manufacturing Holdings, Inc.	348	8,422
Anheuser-Busch Cos., Inc.	445	21,703
ArvinMeritor, Inc.	628	12,453
Blyth, Inc.	289	6,451
Brown-Forman Corp. Class B	128	8,504
Brunswick Corp.	294	8,220
Callaway Golf Co.	588	9,543
Centex Corp.	446	16,640
Champion Enterprises, Inc. (a)	657	7,700
Chiquita Brands International, Inc. (a)	396	6,954
Coca-Cola Co. (The)	1,303	67,899
ConAgra Foods, Inc.	292	7,402
Constellation Brands, Inc. Class A (a)	781	17,127
Cooper Tire & Rubber Co.	626	14,392
Corn Products International, Inc.	744	33,197
Crocs, Inc. (a)	556	32,982
D.R. Horton, Inc.	953	15,553
Eastman Kodak Co.	1,055	26,639
Electronic Arts, Inc. (a)	235	11,430
Energizer Holdings, Inc. (a)	182	18,364
Ethan Allen Interiors, Inc.	324	11,068
Ford Motor Co. (a)	1,578	13,429
Fossil, Inc. (a)	462	11,804
Furniture Brands International, Inc.	458	5,047
Garmin Ltd.	354	29,701
General Mills, Inc.	79	4,394
General Motors Corp.	284	9,202
Gentex Corp.	438	8,646
Genuine Parts Co.	630	29,975
Goodyear Tire & Rubber Co. (a)	602	17,289
H.J. Heinz Co.	207	9,058
Hanesbrands, Inc. (a)	317	9,830
Hansen Natural Corp. (a)	567	22,992
Harley-Davidson, Inc.	212	12,152
Harman International Industries, Inc.	111	12,876
Hasbro, Inc.	489	13,702
Herbalife Ltd.	148	6,065
Herman Miller, Inc.	82	2,503
Hershey Co.	121	5,578
Hovnanian Enterprises, Inc. Class A (a)	117	1,549
Interface, Inc.	468	8,625
J.M. Smucker Co.	216	12,055
JAKKS Pacific, Inc. (a)	267	6,331
Jarden Corp. (a)	510	18,426
Johnson Controls, Inc.	126	14,257
Jones Apparel Group, Inc.	371	9,260
KB Home	277	8,811
Kellwood Co.	201	5,154
Kraft Foods, Inc. Class A	992	32,488
La-Z-Boy, Inc.	445	4,454
Lancaster Colony Corp.	165	6,389
Lear Corp. (a)	388	13,029
Lennar Corp. Class A	468	14,349
Lennar Corp. Class B	42	1,231
Liz Claiborne, Inc.	331	11,631
M.D.C. Holdings, Inc.	118	5,428
Martek Biosciences Corp. (a)	222	5,688
Mattel, Inc.	1,312	30,058
McCormick & Co., Inc.	397	13,562
Meritage Homes Corp. (a)	211	4,115
Modine Manufacturing Co.	170	4,352

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2040 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Consumer Goods, continued
Molson Coors Brewing Co. Class B	246	21,879
Nautilus, Inc.	317	3,119
NBTY, Inc. (a)	463	20,159
Newell Rubbermaid, Inc.	943	24,942
Nu Skin Enterprises, Inc. Class A	459	7,124
NutriSystem, Inc. (a)	227	12,648
Oakley, Inc.	252	7,106
Pepsi Bottling Group, Inc.	528	17,667
PepsiAmericas, Inc.	219	6,060
PepsiCo, Inc.	1,359	89,178
Phillips-Van Heusen Corp.	435	22,646
Polo Ralph Lauren Corp.	27	2,412
Pool Corp.	354	11,898
Procter & Gamble Co.	2,102	130,030
Pulte Homes, Inc.	123	2,379
Quiksilver, Inc. (a)	1,176	15,088
Ralcorp Holdings, Inc. (a)	186	9,665
Reynolds American, Inc.	87	5,322
Sara Lee Corp.	393	6,229
sBriggs & Stratton Corp.	505	14,322
Select Comfort Corp. (a)	328	5,228
Smithfield Foods, Inc. (a)	471	14,629
Snap-on, Inc.	458	23,967
Standard Pacific Corp.	193	2,858
Stride Rite Corp.	335	6,824
Superior Industries International, Inc.	209	3,867
The Stanley Works	282	15,603
Thor Industries, Inc.	124	5,086
THQ, Inc. (a)	509	14,639
Timberland Co. (a)	391	9,294
Toll Brothers, Inc. (a)	473	10,373
TreeHouse Foods, Inc. (a)	300	6,723
Tupperware Brands Corp.	564	14,670
Tyson Foods, Inc. Class A	962	20,491
Under Armour, Inc. (a)	187	11,484
United Stationers, Inc. (a)	232	14,788
Universal Corp.	260	14,355
UST, Inc.	597	31,969
Visteon Corp. (a)	1,291	8,288
WCI Communities, Inc. (a)	301	2,658
WD-40 Co.	154	5,111
Weight Watchers International, Inc.	126	6,114
WM. Wrigley Jr. Co.	170	9,806
WM. Wrigley Jr. Co. CI B	42	2,423
Wolverine World Wide, Inc.	519	14,044
		1,602,193
Consumer Services (11.25%)
Aeropostale, Inc. (a)	368	14,013
AirTran Holdings, Inc. (a)	774	7,616
Alaska Air Group, Inc. (a)	239	5,576
Amazon.com, Inc. (a)	230	18,064
American Greetings Corp. Class A	547	13,527
AmerisourceBergen Corp.	609	28,690
AnnTaylor Stores Corp. (a)	244	7,666
Apollo Group, Inc. Class A (a)	452	26,718
aQuantive, Inc. (a)	482	31,884
Arbitron, Inc.	199	9,910
Avis Budget Group, Inc. (a)	906	23,257
Bally Technologies, Inc. (a)	506	12,448
Belo Corp., Series A	306	5,477
Best Buy Co., Inc.	353	15,740
Big Lots, Inc. (a)	283	7,318
BJ's Wholesale Club, Inc. (a)	226	7,675
Blockbuster, Inc. Class A (a)	1,033	4,432
Bob Evans Farms, Inc.	319	10,352
Borders Group, Inc.	567	9,276
Brown Shoe Co., Inc.	286	5,989
Cablevision Systems Corp. (a)	738	26,265
Cardinal Health, Inc.	332	21,822
CarMax, Inc. (a)	694	16,607
Carnival Corp.	293	12,983
Casey's General Stores, Inc.	318	7,928
Cato Corp. Class A	289	5,977
CBS Corp. Class B	383	12,149
CEC Entertainment, Inc. (a)	254	7,496
Charming Shoppes, Inc. (a)	1,120	11,066
Charter Communicatons, Inc. (a)	2,853	11,583
Cheesecake Factory, Inc. (The) (a)	448	11,030
Chemed Corp.	71	4,493
Chico's FAS, Inc. (a)	185	3,582
Children's Place Retail Stores, Inc. (a)	163	5,560
Choice Hotels International, Inc.	134	4,848
Citadel Broadcasting Corp.	141	708
Clear Channel Communications, Inc.	266	9,815
Coldwater Creek, Inc. (a)	92	1,811
Comcast Corp. Class A (a)	1,600	42,032
Corinthian Colleges, Inc. (a)	833	11,221
Costco Wholesale Corp.	365	21,827
Cox Radio, Inc. (a)	328	4,248
CTC Media, Inc. (a)	120	2,932
Cumulus Media, Inc. (a)	351	3,707
CVS Corp.	1,244	43,776
Dick's Sporting Goods, Inc. (a)	249	14,001
Dillard's, Inc.	454	13,570
DIRECTV Group, Inc. (a)	561	12,572
Discovery Holding Co. Class A (a)	815	19,332
Dun & Bradstreet Corp. (The)	202	19,748
E.W. Scripps Co. Class A	238	9,751
eBay, Inc. (a)	876	28,382
EchoStar Communications Corp. (a)	637	26,939
Entercom Communications Corp. Class A	342	7,722
Expedia, Inc. (a)	837	22,273
FactSet Research Systems, Inc.	120	7,919
Flowers Foods, Inc.	705	14,453
Foot Locker, Inc.	567	10,524
Fred's, Inc.	357	4,238
GameStop Corp. Class A (a)	418	16,866
Gannett Co., Inc.	123	6,138
Gaylord Entertainment Co. (a)	318	15,894
Gemstar-TV Guide International, Inc. (a)	2,409	13,828
Getty Images, Inc. (a)	143	6,425
Guess?, Inc.	129	6,126
Guitar Center, Inc. (a)	229	13,293
H&R Block, Inc.	1,109	22,125
Hilton Hotels Corp.	297	13,130
Home Depot, Inc.	1,242	46,165
Hot Topic, Inc. (a)	428	3,852
Idearc, Inc.	561	19,472
IHOP Corp.	110	7,175
International Game Technology	264	9,324
International Speedway Corp. Class A	243	11,637
ITT Educational Services, Inc. (a)	317	33,494
J. Crew Group, Inc. (a)	263	13,229
J.C. Penney Co., Inc.	152	10,342
Jack in the Box, Inc. (a)	270	17,277

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2040 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Consumer Services, continued
John Wiley & Sons, Inc. Class A	361	15,267
Kohl's Corp. (a)	238	14,470
Krispy Kreme Doughnuts, Inc. (a)	540	3,672
Kroger Co.	348	9,034
Lamar Advertising Co. Class A	218	12,978
Las Vegas Sands Corp. (a)	87	7,591
Lee Enterprises, Inc.	374	6,586
Liberty Global, Inc., Series C (a)	640	25,498
Liberty Media Holding Corp., Capital Series A (a)	103	11,788
Liberty Media Holding Corp., Interactive Series A (a)	518	10,852
Life Time Fitness, Inc. (a)	260	13,369
Live Nation, Inc. (a)	508	10,089
Longs Drug Stores Corp.	206	9,962
Macy's, Inc.	287	10,352
Marriott International, Inc. Class A	294	12,216
Matthews International Corp. Class A	213	8,149
McClatchy Co. (The)	602	14,701
McDonald's Corp.	709	33,940
McGraw-Hill Companies, Inc. (The)	290	17,545
McKesson Corp.	256	14,787
Media General, Inc.	227	6,401
Men's Wearhouse, Inc.	344	16,994
Meredith Corp.	272	15,365
MGM MIRAGE (a)	102	7,457
NAVTEQ Corp. (a)	263	14,236
Netflix, Inc. (a)	471	8,115
New York Times Co. Class A	539	12,322
News Corp. Class A	1,479	31,236
News Corp. Class B	387	8,769
Nordstrom, Inc.	69	3,283
O'Reilly Automotive, Inc. (a)	326	10,859
Office Depot, Inc. (a)	893	22,289
Orient Express Hotels Ltd.	327	15,189
P.F. Chang's China Bistro, Inc. (a)	119	3,896
Pacific Sunwear of California, Inc. (a)	605	10,902
Panera Bread Co. Class A (a)	86	3,495
Pantry, Inc. (a)	182	6,341
Papa John's International, Inc. (a)	179	4,910
Payless Shoesource, Inc. (a)	615	16,371
Penn National Gaming, Inc. (a)	252	14,490
Pep Boys - Manny Moe & Jack (The)	356	6,027
Performance Food Group Co. (a)	347	9,945
PetSmart, Inc.	293	9,473
Pier 1 Imports, Inc. (a)	614	4,003
Pinnacle Entertainment, Inc. (a)	287	7,608
Pre-Paid Legal Services, Inc. (a)	85	4,480
Priceline.Com, Inc. (a)	248	15,822
R.H. Donnelley Corp. (a)	215	13,444
Radio One, Inc. Class D (a)	703	4,281
RadioShack Corp.	489	12,289
Regal Entertainment Group	824	17,625
Regis Corp.	363	12,654
Rent-A-Center, Inc. (a)	660	12,811
Rite Aid Corp. (a)	2,902	15,990
Royal Caribbean Cruises Ltd.	456	17,570
Safeway, Inc.	292	9,306
Saks, Inc.	884	16,363
Scholastic Corp. (a)	324	10,426
Scientific Games Corp. (a)	239	8,200
Service Corp. International	2,804	33,984
Sinclair Broadcast Group, Inc. Class A	458	5,972
Sirius Satellite Radio, Inc. (a)	4,097	12,332
Six Flags, Inc. (a)	880	3,353
SkyWest, Inc.	246	5,488
Sonic Corp. (a)	456	9,421
Sotheby's Holdings, Inc.	494	21,118
Southwest Airlines Co.	655	10,257
Staples, Inc.	438	10,083
Starwood Hotels & Resorts Worldwide, Inc.	170	10,703
Station Casinos, Inc.	142	12,287
Stein Mart, Inc.	263	2,830
Stewart Enterprises, Inc. Class A	925	6,484
Strayer Education, Inc.	101	15,305
Supervalu, Inc.	738	30,752
Sysco Corp.	480	15,302
Talbots, Inc.	131	3,012
Target Corp.	472	28,589
The Walt Disney Co.	1,842	60,786
Time Warner, Inc.	2,395	46,128
TJX Companies, Inc. (The)	433	12,016
Tractor Supply Co. (a)	242	11,500
Triarc Cos., Inc. Class B	327	4,679
Tribune Co.	234	6,543
Tuesday Morning Corp.	289	3,370
United Natural Foods, Inc. (a)	310	8,441
Vail Resorts, Inc. (a)	267	14,298
Valassis Communications, Inc. (a)	461	5,472
ValueClick, Inc. (a)	704	15,052
ValueVision Media, Inc. Class A (a)	299	2,724
VCA Antech, Inc. (a)	659	25,925
Viacom, Inc. Class B (a)	462	17,695
Wal-Mart Stores, Inc.	2,128	97,782
Walgreen Co.	854	37,730
Warner Music Group Corp.	97	1,202
Washington Post Co. Class B	18	14,234
Westwood One, Inc.	663	3,487
Whole Foods Market, Inc.	414	15,335
Williams-Sonoma, Inc.	44	1,355
WMS Industries, Inc. (a)	339	8,845
Wynn Resorts Ltd.	233	22,498
XM Satellite Radio Holdings, Inc. Class A (a)	933	10,683
Yum! Brands, Inc.	438	14,034
Zale Corp. (a)	502	10,657
		2,482,136
Financials (17.86%)
ACE Ltd.	210	12,121
Affiliated Managers Group, Inc. (a)	97	10,961
AFLAC, Inc.	389	20,275
Alexandria Real Estate Equities, Inc. REIT	230	19,810
Allied World Assurance Holdings Ltd.	139	6,596
Allstate Corp.	387	20,569
AMB Property Corp. REIT	365	19,447
AMBAC Financial Group, Inc.	385	25,853
AMCORE Financial, Inc.	222	5,361
American Express Co.	890	52,101
American Financial Group, Inc.	249	6,994
American Financial Realty Trust REIT	1,240	10,875
American Home Mortgage Investment Corp. REIT	408	424
American International Group, Inc.	1,369	87,862

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2040 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Financials, continued
American National Insurance Co.	19	2,841
AmeriCredit Corp. (a)	429	8,726
Ameriprise Financial, Inc.	125	7,534
Anchor BanCorp Wisconsin, Inc.	198	4,425
Annaly Capital Management, Inc. REIT	2,440	35,258
Aon Corp.	175	7,007
Archstone-Smith Trust REIT	144	8,267
Arthur J. Gallagher & Co.	376	10,370
Associated Banc-Corp.	465	13,364
Assurant, Inc.	355	18,006
Assured Guaranty Ltd.	164	3,992
Astoria Financial Corp.	309	7,277
AvalonBay Communities, Inc. REIT	255	27,532
Axis Capital Holdings Ltd.	104	3,832
BancorpSouth, Inc.	739	17,256
Bank of America Corp.	2,700	128,034
Bank of Hawaii Corp.	350	16,807
Bank of New York Mellon Corp.	646	27,487
BB&T Corp.	340	12,723
BlackRock, Inc.	18	2,871
Boston Properties, Inc. REIT	105	9,921
Brandywine Realty Trust REIT	851	20,526
BRE Properties, Inc. REIT	359	18,140
Broadridge Financial Solutions, Inc.	111	1,952
Brown & Brown, Inc.	329	8,455
Camden Property Trust REIT	180	9,893
Capital One Financial Corp.	160	11,321
CapitalSource, Inc. REIT	443	8,417
CB Richard Ellis Group, Inc. Class A (a)	560	19,555
Charles Schwab Corp.	884	17,795
Chittenden Corp.	418	13,982
Chubb Corp. (The)	262	13,207
Cincinnati Financial Corp.	524	20,541
CIT Group, Inc.	674	27,755
Citigroup, Inc.	2,984	138,965
Citizens Banking Corp.	674	10,851
City National Corp.	157	11,114
CME Group, Inc.	71	39,297
Colonial BancGroup, Inc. (The)	585	12,759
Colonial Properties Trust REIT	453	15,669
Comerica, Inc.	94	4,950
Commerce Group, Inc.	589	16,922
CompuCredit Corp. (a)	129	3,386
Conseco, Inc. (a)	583	10,605
Corporate Executive Board Co.	121	8,158
Corporate Office Properties Trust REIT	339	12,777
Countrywide Financial Corp.	314	8,845
Cousins Properties, Inc. REIT	365	9,384
Covanta Holding Corp. (a)	396	8,981
Crescent Real Estate Equities Co. REIT	317	7,158
DCT Industrial Trust, Inc. REIT	1,622	15,896
Digital Realty Trust, Inc. REIT	472	15,647
Dime Community Bancshares	326	3,648
Discover Financial Services (a)	283	6,523
Downey Financial Corp.	201	10,691
Duke Realty Corp. REIT	503	16,443
E*TRADE Financial Corp. (a)	1,273	23,576
East West Bancorp, Inc.	427	15,654
Eaton Vance Corp.	447	18,711
Endurance Specialty Holdings Ltd.	196	7,330
Equity Inns, Inc. REIT	470	10,509
Equity Lifestyle Properties, Inc. REIT	146	6,623
Erie Indemnity Co. Class A	201	10,380
Essex Property Trust, Inc. REIT	169	18,181
F.N.B. Corp.	615	9,231
Fannie Mae	244	14,601
Federal Realty Investment Trust REIT	178	13,375
Federated Investors, Inc. Class B	352	12,676
Felcor Lodging Trust, Inc. REIT	556	12,210
Fidelity National Title Group, Inc.	788	16,461
Fifth Third Bancorp	286	10,551
First American Corp.	300	13,887
First Bancorp	643	5,916
First Horizon National Corp.	460	14,591
First Marblehead Corp.	184	6,065
First Midwest Bancorp, Inc.	478	15,721
First Niagara Financial Group, Inc.	1,069	13,747
FirstFed Financial Corp. (a)	179	8,091
FirstMerit Corp.	708	12,978
Forest City Enterprises, Inc. Class A	204	11,100
Franklin Resources, Inc.	133	16,940
Franklin Street Properties Corp. REIT	690	10,592
Freddie Mac	264	15,119
Fremont General Corp.	653	3,768
Friedman Billings Ramsey Group, Inc. Class A REIT	1,343	6,608
Fulton Financial Corp.	1,634	21,601
Genworth Financial, Inc. Class A	274	8,362
Global Payments, Inc.	234	8,752
Goldman Sachs Group, Inc.	197	37,103
Greater Bay Bancorp	464	12,472
Hartford Financial Services Group, Inc.	188	17,272
HCC Insurance Holdings, Inc.	375	10,980
Health Care Property Investors, Inc. REIT	716	19,504
Health Care Realty Trust, Inc. REIT	426	9,892
Health Care REIT, Inc.	733	26,908
Hilb, Rogal & Hobbs Co.	250	10,825
Home Properties, Inc. REIT	287	13,288
Horace Mann Educators Corp.	367	6,544
Hospitality Properties Trust REIT	335	12,851
Host Marriott Corp. REIT	771	16,284
HRPT Properties Trust REIT	2,106	19,691
Huntington Bancshares, Inc.	1,303	25,018
Impac Mortgage Holdings, Inc. REIT	606	1,551
IndyMac Bancorp, Inc.	748	16,456
IntercontinentalExchange, Inc. (a)	172	25,994
International Bancshares Corp.	212	4,670
International Securities Exchange Holdings, Inc.	269	17,673
Investment Technology Group, Inc. (a)	343	13,706
iStar Financial, Inc. REIT	455	16,530
Janus Capital Group, Inc.	698	20,982
Jefferies Group, Inc.	412	10,823
Jones Lang LaSalle, Inc.	120	13,174
JPMorgan Chase & Co.	656	28,871
KeyCorp	211	7,320
Kilroy Realty Corp. REIT	232	14,948
Kimco Realty Corp. REIT	761	28,408
KKR Financial Holdings LLC	272	5,641

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2040 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Financials, continued
Knight Capital Group, Inc. Class A (a)	972	13,744
LaBranche & Co., Inc. (a)	480	3,106
LaSalle Hotel Properties REIT	281	11,248
Lazard Ltd.	400	14,812
Legg Mason, Inc.	107	9,630
Lehman Brothers Holdings, Inc.	298	18,476
Lexington Corporate Properties Trust REIT	679	12,813
Liberty Property Trust REIT	311	11,666
Lincoln National Corp.	170	10,254
Loews Corp.	290	13,746
M&T Bank Corp.	46	4,889
Macerich Co. (The) REIT	227	16,605
Mack-Cali Realty Corp. REIT	220	8,492
MAF Bancorp, Inc.	301	15,809
Markel Corp. (a)	27	12,569
Marsh & McLennan Companies, Inc.	358	9,863
Marshall & Ilsley Corp.	854	35,193
MasterCard, Inc. Class A	189	30,391
MBIA, Inc.	479	26,872
Mercury General Corp.	89	4,608
MetLife, Inc.	271	16,320
MGIC Investment Corp.	290	11,211
Mid-America Apartment Communities, Inc. REIT	193	8,710
Montpelier Re Holdings Ltd.	347	5,500
Moody's Corp.	195	10,491
Morgan Stanley	508	32,446
Nasdaq Stock Market, Inc. (a)	323	9,939
National City Corp.	361	10,610
National Financial Partners Corp.	287	13,305
National Retail Properties, Inc. REIT	650	14,079
Nationwide Financial Services, Inc. Class A	512	29,138
Nationwide Health Properties, Inc. REIT	787	18,754
New York Community Bancorp, Inc.	46	747
NewAlliance Bancshares, Inc.	632	8,538
Newcastle Investment Corp. REIT	520	9,365
NovaStar Financial, Inc. REIT	20	193
Nuveen Investments, Inc.	253	15,468
NYSE Euronext	167	12,862
Ohio Casualty Corp.	576	25,004
Old National Bancorp	626	9,014
Old Republic International Corp.	744	13,645
Pacific Capital Bancorp	333	6,960
Park National Corp.	81	6,435
Pennsylvania Real Estate Investment Trust REIT	352	13,707
People's United Financial, Inc.	343	5,529
Philadelphia Consolidated Holding Co. (a)	425	15,360
Phoenix Cos., Inc. (The)	1,018	14,038
Piper Jaffray Co., Inc. (a)	162	7,763
Plum Creek Timber Co., Inc. REIT	617	23,977
PMI Group, Inc.	308	10,494
PNC Financial Services Group, Inc.	213	14,196
Popular, Inc.	868	11,449
Post Properties, Inc. REIT	376	16,559
Potlatch Corp. REIT	351	15,335
Principal Financial Group, Inc.	139	7,838
Protective Life Corp.	249	10,712
Provident Bankshares Corp.	299	8,581
Provident Financial Services, Inc.	623	8,784
Prudential Financial, Inc.	289	25,614
Public Storage, Inc. REIT	110	7,710
R.R. Donnelley & Sons Co.	796	33,639
Radian Group, Inc.	262	8,832
RAIT Investment Trust REIT	669	6,931
Raymond James Financial, Inc.	384	11,777
Rayonier, Inc. REIT	257	10,881
Realty Income Corp. REIT	999	23,447
Redwood Trust, Inc. REIT	259	7,459
Regency Centers Corp. REIT	217	14,077
Regions Financial Corp.	437	13,141
Reinsurance Group of America, Inc.	98	5,220
RenaissanceRe Holdings Ltd.	216	12,420
RLI Corp.	191	11,078
Ryland Group, Inc. (The)	148	4,921
SAFECO Corp.	390	22,803
SEI Investments Co.	482	13,139
Senior Housing Properties Trust REIT	903	15,604
Simon Property Group, Inc. REIT	171	14,797
SL Green Realty Corp. REIT	191	23,191
South Financial Group, Inc.	674	14,531
Sovereign Bancorp, Inc.	1,205	23,064
St. Joe Co.	246	9,973
State Street Corp.	199	13,339
Sterling Bancshares, Inc.	588	6,121
Sterling Financial Corp.	543	12,332
Strategic Hotel Capital, Inc. REIT	813	17,301
Sunstone Hotel Investors, Inc. REIT	557	13,825
SunTrust Banks, Inc.	216	16,913
Susquehanna Bancshares, Inc.	501	8,667
SVB Financial Group (a)	241	12,696
SWS Group, Inc.	258	4,554
Synovus Financial Corp.	966	27,009
T. Rowe Price Group, Inc.	850	44,310
Taubman Centers, Inc. REIT	412	19,813
TCF Financial Corp.	391	9,615
TD Ameritrade Holding Corp. (a)	243	4,119
Thornburg Mortgage, Inc. REIT	379	9,634
Torchmark Corp.	357	21,970
Travelers Companies, Inc.	423	21,480
Trustco Bank Corp.	638	5,921
Trustmark Corp.	538	13,466
U.S. Bancorp	1,031	30,878
UCBH Holdings, Inc.	911	14,977
UDR, Inc. REIT	507	11,707
Umpqua Holdings, Corp.	626	11,907
UnionBanCal Corp.	170	9,394
United Bankshares, Inc.	373	10,388
Unitrin, Inc.	134	5,679
UnumProvident Corp.	1,186	28,820
Valley National Bancorp	468	9,908
Ventas, Inc. REIT	492	16,049
Vornado Realty Trust REIT	135	14,449
W Holding Co., Inc.	1,198	2,648
Wachovia Corp.	1,128	53,253
Waddell & Reed Financial, Inc.	280	7,059
Washington Federal, Inc.	883	19,894
Washington Mutual, Inc.	557	20,904
Webster Financial Corp.	563	24,468
Weingarten Realty Investors REIT	304	11,129
Wells Fargo & Co.	1,919	64,805
Westamerica Bancorp	222	9,086

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2040 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Financials, continued
Whitney Holding Corp.	633	15,819
Willis Group Holdings Ltd.	417	16,926
Wilmington Trust Corp.	266	10,358
Wintrust Financial Corp.	219	8,631
XL Capital Ltd. Class A	91	7,085
Zenith National Insurance Corp.	402	16,225
		3,939,895
Health Care (9.34%)
Abbott Laboratories	1,277	64,731
Abraxis BioScience, Inc. (a)	74	1,481
Advanced Medical Optics, Inc. (a)	204	6,167
Aetna, Inc.	443	21,295
Affymetrix, Inc. (a)	216	5,266
Alcon, Inc.	64	8,736
Alexion Pharmaceuticals, Inc. (a)	277	16,110
Alkermes, Inc. (a)	809	11,520
Allergan, Inc.	240	13,951
American Medical Systems Holdings, Inc. (a)	564	10,310
Amerigroup Corp. (a)	386	10,684
Amgen, Inc. (a)	908	48,796
Amylin Pharmaceuticals, Inc. (a)	395	18,371
Applera Corp. - Applied Biosystems Group	614	19,169
Applera Corp. - Celera Genomics Group (a)	823	9,892
Apria Healthcare Group, Inc. (a)	409	10,724
ArthroCare Corp. (a)	178	9,010
Barr Pharmaceuticals, Inc. (a)	313	16,032
Bausch & Lomb, Inc.	155	9,909
Baxter International, Inc.	584	30,718
Beckman Coulter, Inc.	181	12,818
Bio-Rad Laboratories, Inc. Class A (a)	154	11,421
BioMarin Pharmaceutical, Inc. (a)	629	11,360
Biomet, Inc.	190	8,651
Boston Scientific Corp. (a)	1,196	15,727
Bristol-Myers Squibb Co.	1,120	31,819
Brookdale Senior Living, Inc.	189	7,562
C.R. Bard, Inc.	247	19,382
Celgene Corp. (a)	296	17,926
Cephalon, Inc. (a)	196	14,727
CIGNA Corp.	168	8,676
Community Health Systems, Inc. (a)	220	8,558
Cooper Companies, Inc. (The)	126	6,316
Covance, Inc. (a)	184	12,985
Coventry Health Care, Inc. (a)	408	22,770
Covidien Ltd. (a)	290	11,876
Cubist Pharmaceuticals, Inc. (a)	361	8,325
CV Therapeutics, Inc. (a)	404	4,004
Cyberonics, Inc. (a)	175	2,450
Cytyc Corp. (a)	334	14,061
Dade Behring Holdings, Inc.	262	19,611
DaVita, Inc. (a)	333	17,629
DENTSPLY International, Inc.	483	17,625
Edwards Lifesciences Corp. (a)	454	20,866
Eli Lilly & Co.	604	32,670
Endo Pharmaceuticals Holdings, Inc. (a)	393	13,366
Enzo Biochem, Inc. (a)	281	3,591
Express Scripts, Inc. (a)	172	8,622
Forest Laboratories, Inc. (a)	271	10,894
Gen-Probe, Inc. (a)	370	23,314
Genzyme Corp. (a)	235	14,821
Gilead Sciences, Inc. (a)	778	28,965
Haemonetics Corp. (a)	222	10,971
Health Management Associates, Inc. Class A	811	6,537
Health Net, Inc. (a)	366	18,132
Healthways, Inc. (a)	283	12,367
Hologic, Inc. (a)	405	20,979
Human Genome Sciences, Inc. (a)	1,043	8,094
Humana, Inc. (a)	496	31,789
IDEXX Laboratories, Inc. (a)	247	24,764
Illumina, Inc. (a)	376	17,134
Incyte Corp. (a)	737	3,921
Intuitive Surgical, Inc. (a)	111	23,600
Invacare Corp.	182	3,740
Invitrogen Corp. (a)	155	11,129
Johnson & Johnson	2,293	138,726
Kinetic Concepts, Inc. (a)	170	10,452
King Pharmaceuticals, Inc. (a)	854	14,527
Kyphon, Inc. (a)	306	20,080
Laboratory Corp. of America Holdings (a)	403	29,762
Lincare Holdings, Inc. (a)	294	10,493
Magellan Health Services, Inc. (a)	296	12,379
Manor Care, Inc.	242	15,331
Medarex, Inc. (a)	977	13,834
Medco Health Solutions, Inc. (a)	238	19,342
Medicines Co. (a)	68	1,082
Medicis Pharmaceutical Corp.	440	12,553
Medtronic, Inc.	910	46,110
Mentor Corp.	298	11,726
Merck & Co., Inc.	1,245	61,814
MGI Pharma, Inc. (a)	565	14,142
Millennium Pharmaceuticals, Inc. (a)	1,133	11,432
Millipore Corp. (a)	179	14,071
Mylan Laboratories, Inc.	886	14,203
Myriad Genetics, Inc. (a)	173	6,467
Nabi Biopharmaceuticals (a)	582	2,479
Nektar Therapeutics (a)	717	5,471
Neurocrine Biosciences, Inc. (a)	254	2,583
Odyssey Healthcare, Inc. (a)	372	4,021
Onyx Pharmaceuticals, Inc. (a)	290	8,065
OSI Pharmaceuticals, Inc. (a)	178	5,739
PAREXEL International Corp. (a)	169	6,833
Patterson Cos., Inc. (a)	397	14,240
PDL BioPharma, Inc. (a)	386	9,067
Perrigo Co.	684	12,757
Pfizer, Inc.	3,053	71,776
Pharmaceutical Product Development, Inc.	289	9,682
PSS World Medical, Inc. (a)	543	9,356
Psychiatric Solutions, Inc. (a)	424	14,454
Quest Diagnostics, Inc.	122	6,767
Regeneron Pharmaceuticals, Inc. (a)	339	5,048
ResMed, Inc. (a)	236	10,143
Respironics, Inc. (a)	204	9,333
Schering-Plough Corp.	896	25,572
Sepracor, Inc. (a)	345	9,705
Sierra Health Services, Inc. (a)	369	14,996
St. Jude Medical, Inc. (a)	284	12,252
STERIS Corp.	697	19,063
Stryker Corp.	216	13,485
Sunrise Senior Living, Inc. (a)	300	11,928
Techne Corp. (a)	291	16,372
Tenet Health Care Corp. (a)	1,782	9,231

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2040 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Health Care, continued
Thermo Electron Corp. (a)	385	20,101
Thervance, Inc. (a)	414	11,083
United Therapeutics Corp. (a)	158	10,959
UnitedHealth Group, Inc.	1,070	51,820
Universal Health Services, Inc. Class B	142	7,446
Varian Medical Systems, Inc. (a)	432	17,626
Varian, Inc. (a)	212	12,750
Ventana Medical Systems, Inc. (a)	233	19,418
Vertex Pharmaceuticals, Inc. (a)	371	11,983
Waters Corp. (a)	325	18,934
Watson Pharmaceuticals, Inc. (a)	393	11,955
WellCare Health Plans, Inc. (a)	115	11,645
Wyeth	673	32,654
Zimmer Holdings, Inc. (a)	29	2,255
		2,058,990
Industrials (13.46%)
AAR Corp. (a)	292	8,710
Accenture Ltd. Class A	493	20,770
Actuant Corp. Class A	231	14,086
Acuity Brands, Inc.	353	20,862
Administaff, Inc.	202	6,605
Aeroflex, Inc. (a)	674	9,456
Affiliated Computer Services, Inc. Class A (a)	299	16,044
Agilent Technologies, Inc. (a)	317	12,094
Albany International Corp.	279	10,457
Alliance Data Systems Corp. (a)	204	15,667
Alliant Techsystems, Inc. (a)	238	23,588
AMETEK, Inc.	332	12,955
Amphenol, Inc.	586	20,076
Anixter International, Inc. (a)	270	22,316
AptarGroup, Inc.	520	18,928
Armor Holdings, Inc. (a)	264	23,227
Astec Industries, Inc. (a)	131	6,834
BE Aerospace, Inc. (a)	634	25,715
BearingPoint, Inc. (a)	631	4,114
Belden CDT, Inc.	343	18,790
Bemis Co., Inc.	121	3,566
Black Box Corp.	187	7,527
Boeing Company (The)	595	61,541
Bowne & Co., Inc.	289	5,011
Bucyrus International, Inc. Class A	253	16,081
Burlington Northern Santa Fe Corp.	24	1,971
C.H. Robinson Worldwide, Inc.	510	24,812
Carlisle Companies, Inc.	482	21,825
Ceradyne, Inc. (a)	169	12,612
Checkpoint Systems, Inc. (a)	340	7,844
Choicepoint, Inc. (a)	260	10,072
Cognex Corp.	306	6,435
Coherent, Inc. (a)	247	7,151
CommScope, Inc. (a)	442	24,058
Convergys Corp. (a)	523	9,963
Cooper Industries Ltd.	658	34,821
Corrections Corp. of America (a)	958	27,638
Cummins, Inc.	286	33,948
Danaher Corp.	199	14,861
Deere & Co.	144	17,341
Deluxe Corp.	506	19,107
Dionex Corp. (a)	144	9,793
Donaldson Co., Inc.	498	18,122
Dover Corp.	649	33,099
DRS Technologies, Inc.	318	16,651
Eagle Materials, Inc.	375	16,399
EGL, Inc. (a)	229	10,802
Electro Scientific Industries, Inc. (a)	280	6,146
EMCOR Group, Inc. (a)	202	7,252
Energy Conversion Devices, Inc. (a)	267	7,970
ESCO Technologies, Inc. (a)	175	6,347
Esterline Technologies Corp. (a)	184	8,517
Expeditors International of Washington, Inc.	679	30,338
Fastenal Co.	384	17,307
Fiserv, Inc. (a)	551	27,230
Flextronics International Ltd. (a)	124	1,385
FLIR Systems, Inc. (a)	461	20,123
Florida Rock Industries, Inc.	171	10,860
Flowserve Corp.	190	13,731
Fluor Corp.	281	32,458
Forrester Research, Inc. (a)	126	3,127
Fortune Brands, Inc.	78	6,341
Forward Air Corp.	163	5,553
Foster Wheeler Ltd. (a)	216	24,276
FTI Consulting, Inc. (a)	351	14,402
Gardner Denver, Inc. (a)	433	18,008
General Cable Corp. (a)	311	24,725
General Dynamics Corp.	194	15,241
General Electric Co.	6,241	241,901
General Maritime Corp.	226	5,876
Goodrich Corp.	460	28,939
Graco, Inc.	228	9,357
GrafTech International Ltd. (a)	946	14,654
Granite Construction, Inc.	243	15,793
Harsco Corp.	264	13,902
Honeywell International, Inc.	458	26,340
Hubbell, Inc. Class B	203	11,703
IDEX Corp.	576	20,857
Ingersoll-Rand Co. Ltd. Class A	166	8,353
Insituform Technologies, Inc. Class A (a)	262	4,328
Iron Mountain, Inc. (a)	560	15,002
Itron, Inc. (a)	204	16,204
ITT Corp.	578	36,345
Jabil Circuit, Inc.	604	13,608
Jacobs Engineering Group, Inc. (a)	290	17,873
Joy Global, Inc.	278	13,758
Kaman Corp.	214	7,167
Kaydon Corp.	226	12,025
KEMET Corp. (a)	704	4,956
Kennametal, Inc.	309	23,688
Kirby Corp. (a)	142	5,752
L-3 Communications Holdings, Inc.	404	39,414
Landstar System, Inc.	351	15,956
Lincoln Electric Holdings, Inc.	319	22,965
Littelfuse, Inc. (a)	175	5,703
Lockheed Martin Corp.	290	28,559
Louisiana-Pacific Corp.	318	5,889
Manitowoc Co., Inc. (The)	190	14,757
Manpower, Inc.	279	22,055
Martin Marietta Materials, Inc.	138	18,906
Masco Corp.	203	5,524
McDermott International, Inc. (a)	306	25,380
MDU Resources Group, Inc.	588	16,029
MeadWestvaco Corp.	637	20,728
Methode Electronics, Inc.	362	5,854
Mettler-Toledo International, Inc. (a)	113	10,753
Molex, Inc. Class A	229	6,133
Monster Worldwide, Inc. (a)	90	3,500

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2040 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Industrials, continued
Moog, Inc. Class A (a)	301	12,889
MSC Industrial Direct Co., Inc.	368	18,507
Mueller Industries, Inc.	373	13,756
Mueller Water Products, Inc. Class B	644	8,501
National Instruments Corp.	445	14,396
Navigant Consulting, Inc. (a)	432	6,804
Neustar, Inc. (a)	272	7,844
Nordson Corp.	208	9,518
Northrop Grumman Corp.	204	15,524
Orbotech Ltd. (a)	311	6,702
Oshkosh Truck Corp.	215	12,309
Owens Corning, Inc. (a)	311	9,464
Owens-Illinois, Inc. (a)	518	20,710
Pacer International, Inc.	398	8,760
Packaging Corp. of America	279	7,120
Pactiv Corp. (a)	483	15,268
Pall Corp.	445	18,476
Park Electrochemical Corp.	159	4,714
Parker Hannifin Corp.	382	37,696
Paychex, Inc.	261	10,800
Pentair, Inc.	400	14,480
PerkinElmer, Inc.	1,179	32,812
Power-One, Inc. (a)	726	2,875
Powerwave Technologies, Inc. (a)	998	6,527
Precision Castparts Corp.	201	27,549
Quanta Services, Inc. (a)	1,020	28,999
Raytheon Co.	163	9,024
Regal- Beloit Corp.	268	13,593
Resources Connection, Inc. (a)	314	10,196
Robert Half International, Inc.	506	17,199
Rockwell Automation Corp.	128	8,959
Rockwell Collins, Inc.	552	37,922
Roper Industries, Inc.	294	17,634
Sanmina-SCI Corp. (a)	1,593	4,381
Sealed Air Corp.	492	13,407
Shaw Group, Inc. (a)	726	38,638
Smurfit-Stone Container Corp. (a)	964	11,366
Solectron Corp. (a)	2,954	11,107
Sonoco Products Co.	359	13,165
Spherion Corp. (a)	561	4,954
Spirit AeroSystems Holdings, Inc. (a)	480	17,424
SPX Corp.	211	19,807
TASER International, Inc. (a)	352	5,375
Tektronix, Inc.	252	8,278
Teleflex, Inc.	253	19,337
Teletech Holdings, Inc. (a)	228	6,687
Terex Corp. (a)	297	25,616
Tetra Tech, Inc. (a)	509	10,704
Texas Industries, Inc.	188	14,816
Thomas & Betts Corp. (a)	200	12,360
Timken Co.	287	9,586
Toro Co.	288	16,191
Trimble Navigation Ltd. (a)	928	30,652
Trinity Industries, Inc.	252	9,634
Tyco Electronics Ltd. (a)	290	10,388
Tyco International Ltd.	290	13,714
Union Pacific Corp.	58	6,910
United Rentals, Inc. (a)	674	21,662
USG Corp. (a)	231	9,589
UTi Worldwide, Inc.	258	6,484
Viad Corp.	198	7,118
Vishay Intertechnology, Inc. (a)	646	10,019
VistaPrint Ltd. (a)	285	9,733
Vulcan Materials Co.	268	25,653
W.W. Grainger, Inc.	238	20,792
Wabash National Corp.	298	3,788
Wabtec Corp.	389	15,887
Washington Group International, Inc. (a)	208	16,707
Watsco, Inc.	162	8,085
Watson Wyatt & Co. Holdings	369	16,439
Werner Enterprises, Inc.	110	2,138
Wesco International, Inc. (a)	137	7,336
Western Union Co.	591	11,790
World Fuel Services Corp.	227	9,282
YRC Worldwide, Inc. (a)	461	14,807
Zebra Technologies Corp. Class A (a)	210	7,608
		2,969,109
Information Technology (0.40%)
ACI Worldwide, Inc. (a)	253	7,724
Automatic Data Processing, Inc.	446	20,703
Avid Technology, Inc. (a)	343	11,010
CheckFree Corp. (a)	222	8,179
Fidelity National Information Services, Inc.	822	40,796
		88,412
Oil & Gas (6.78%)
Anadarko Petroleum Corp.	290	14,596
Apache Corp.	202	16,312
Atwood Oceanics, Inc. (a)	182	12,485
Baker Hughes, Inc.	265	20,948
BJ Services Co.	970	25,365
Cameron International Corp. (a)	367	28,626
Cheniere Energy, Inc. (a)	426	16,026
Chevron Corp.	1,321	112,628
Cimarex Energy Co.	280	10,598
ConocoPhillips	916	74,049
Core Laboratories N.V. (a)	163	17,544
Crosstex Energy, Inc.	370	10,697
Devon Energy Corp.	264	19,697
Diamond Offshore Drilling, Inc.	58	5,984
Dresser-Rand Group, Inc. (a)	296	10,982
Dynegy, Inc. (a)	1,741	15,512
El Paso Corp.	2,525	42,041
ENSCO International, Inc.	487	29,741
EOG Resources, Inc.	201	14,090
EXCO Resources, Inc. (a)	910	15,889
Exxon Mobil Corp.	3,436	292,507
FMC Technologies, Inc. (a)	205	18,762
Global Industries Ltd. (a)	871	22,559
Grant Prideco, Inc. (a)	385	21,599
Grey Wolf, Inc. (a)	1,726	12,790
Halliburton Co.	861	31,013
Hanover Compressor Co. (a)	828	19,731
Hercules Offshore, Inc. (a)	318	9,552
Holly Corp.	142	9,569
Input/Output, Inc. (a)	672	9,576
Mariner Energy, Inc. (a)	866	18,299
National-Oilwell Varco, Inc. (a)	149	17,896
Newpark Resources, Inc. (a)	864	5,469
Noble Corp.	442	45,287
Occidental Petroleum Corp.	504	28,587
OGE Energy Corp.	313	10,376
Penn Virginia Corp.	298	11,533
Plains Exploration & Production Co. (a)	254	10,975
Pogo Producing Co.	206	10,972

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2040 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Oil & Gas, continued
Pride International, Inc. (a)	539	18,892
Schlumberger Ltd.	976	92,447
SEACOR Holding, Inc. (a)	164	14,304
Smith International, Inc.	658	40,408
St. Mary Land & Exploration Co.	402	13,383
Stone Energy Corp. (a)	226	7,345
Superior Energy Services, Inc. (a)	639	25,764
Tesoro Corp.	500	24,900
Transocean, Inc. (a)	256	27,507
Ultra Petroleum Corp. (a)	521	28,806
Universal Compression Holdings, Inc. (a)	233	17,018
Valero Energy Corp.	368	24,660
W-H Energy Services, Inc. (a)	236	15,123
Weatherford International Ltd. (a)	120	6,640
XTO Energy, Inc.	313	17,068
		1,495,127
Technology (12.53%)
3Com Corp. (a)	1,338	5,352
Actel Corp. (a)	249	2,938
Adaptec, Inc. (a)	1,123	3,931
Adobe Systems, Inc. (a)	465	18,735
Advanced Micro Devices, Inc. (a)	404	5,470
Advent Software, Inc. (a)	165	6,275
Agilysys, Inc.	294	5,648
Akamai Technologies, Inc. (a)	502	17,048
Altera Corp.	1,166	27,051
American Tower Corp. Class A (a)	336	13,998
Amkor Technology, Inc. (a)	927	11,458
Analog Devices, Inc.	284	10,068
Andrew Corp. (a)	541	7,606
Ansys, Inc. (a)	552	14,374
Apple Computer, Inc. (a)	632	83,272
Applied Materials, Inc.	1,134	24,993
Ariba, Inc. (a)	727	6,070
Asyst Technologies, Inc. (a)	468	3,126
ATMI, Inc. (a)	261	7,564
Autodesk, Inc. (a)	685	29,023
Avaya, Inc. (a)	1,553	25,687
Axcelis Technologies, Inc. (a)	978	5,428
BEA Systems, Inc. (a)	1,303	16,131
BMC Software, Inc. (a)	543	15,595
Borland Software Corp. (a)	752	3,993
Broadcom Corp. (a)	385	12,632
Brocade Communications Systems, Inc. (a)	3,817	26,872
Brooks Automation, Inc. (a)	674	11,842
C-COR, Inc. (a)	460	6,187
Cabot Microelectronics Corp. (a)	195	8,313
CACI International, Inc. Class A (a)	256	11,377
Cadence Design Systems, Inc. (a)	994	21,272
CDW Corp. (a)	96	8,080
Cerner Corp. (a)	175	9,252
Check Point Software Technologies Ltd. (a)	666	16,224
CIBER, Inc. (a)	527	4,000
CIENA Corp. (a)	560	20,457
Cisco Systems, Inc. (a)	4,311	124,631
Citrix Systems, Inc. (a)	581	21,015
Cognizant Technology Solutions Corp. (a)	458	37,089
Computer Sciences Corp. (a)	616	34,299
Compuware Corp. (a)	1,136	10,599
Conexant Systems, Inc. (a)	4,282	5,609
Corning, Inc. (a)	1,323	31,540
Crown Castle International Corp. (a)	669	24,251
CSG Systems International, Inc. (a)	428	10,709
Cymer, Inc. (a)	299	12,782
Dell, Inc. (a)	1,574	44,025
Digital River, Inc. (a)	283	12,738
DST Systems, Inc. (a)	155	11,760
Dycom Industries, Inc. (a)	427	11,935
EarthLink, Inc. (a)	1,165	8,097
Electronics for Imaging, Inc. (a)	509	13,366
EMC Corp. (a)	1,724	31,911
Emulex Corp. (a)	886	17,543
Equinix, Inc. (a)	195	16,947
Exar Corp. (a)	348	4,917
F5 Networks, Inc. (a)	261	22,626
First Data Corp.	583	18,534
FormFactor, Inc. (a)	340	13,053
Gateway, Inc. (a)	2,443	3,469
Google, Inc. Class A (a)	174	88,740
Harmonic, Inc. (a)	717	6,360
Harris Stratex Networks Class A (a)	198	3,370
Hewlett-Packard Co.	2,083	95,880
Hutchinson Technology, Inc. (a)	277	5,557
IKON Office Solutions, Inc.	1,038	14,387
Imation Corp.	377	11,793
Informatica Corp. (a)	481	6,705
InfoSpace, Inc.	248	5,163
Ingram Micro, Inc. Class A (a)	505	10,125
Insight Enterprises, Inc. (a)	439	9,904
Intel Corp.	4,439	104,849
Inter-Tel, Inc.	200	4,964
Intermec, Inc. (a)	395	10,124
International Business Machines Corp.	818	90,512
International Rectifier Corp. (a)	202	7,415
Intersil Corp. Class A	470	13,747
Interwoven, Inc. (a)	373	5,166
Intuit, Inc. (a)	1,056	30,244
j2 Global Communications, Inc. (a)	398	12,991
Jack Henry & Associates, Inc.	910	21,858
JDA Software Group, Inc. (a)	281	6,353
KLA-Tencor Corp.	149	8,462
Kulicke & Soffa Industries, Inc. (a)	551	5,157
Lam Research Corp. (a)	438	25,334
Lattice Semiconductor Corp. (a)	1,031	4,877
Lexmark International, Inc. (a)	305	12,060
Linear Technology Corp.	226	8,057
Marvell Technology Group Ltd. (a)	346	6,228
Maxim Integrated Products, Inc.	252	7,988
MEMC Electronic Materials, Inc. (a)	145	8,891
Mentor Graphics Corp. (a)	564	6,774
Micron Technology, Inc. (a)	2,650	31,455
MICROS Systems, Inc. (a)	271	14,439
Microsemi Corp. (a)	459	10,699
Microsoft Corp.	6,889	199,712
Motorola, Inc.	1,861	31,618
MRV Communications, Inc. (a)	1,210	3,207
National Semiconductor Corp.	1,034	26,874
NCR Corp. (a)	547	28,564
Network Appliance, Inc. (a)	199	5,640
Novell, Inc. (a)	1,143	7,670
NVIDIA Corp. (a)	1,005	45,989
OmniVision Technologies, Inc. (a)	385	6,610
ON Semiconductor Corp. (a)	883	10,437

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2040 Fund	July 31, 2007 (Unaudited)

Security Description	Shares	Value
Common Stocks, continued
Technology, continued
Openwave Systems, Inc.	688	3,619
Oracle Corp. (a)	3,175	60,706
Packeteer, Inc. (a)	381	2,621
Parametric Technology Corp. (a)	1,093	19,270
Perot Systems Corp. (a)	762	11,598
Photronics, Inc. (a)	368	5,159
Plantronics, Inc.	419	11,740
PMC-Sierra, Inc. (a)	1,940	14,783
QUALCOMM, Inc.	1,224	50,980
Quantum Corp. (a)	1,587	4,491
Radisys Corp. (a)	204	2,395
Rambus, Inc. (a)	385	5,201
Red Hat, Inc. (a)	613	12,763
RF Micro Devices, Inc. (a)	1,959	13,595
S1 Corp. (a)	681	4,951
SanDisk Corp. (a)	142	7,615
SAVVIS, Inc. (a)	184	6,911
SBA Communications Corp. Class A (a)	714	23,790
Semtech Corp. (a)	786	12,773
Silicon Image, Inc. (a)	577	3,935
Silicon Laboratories, Inc. (a)	392	13,653
Silicon Storage Technology, Inc. (a)	875	3,168
SiRF Technology Holdings, Inc. (a)	372	8,720
Skyworks Solutions, Inc. (a)	1,442	11,421
SonicWALL, Inc. (a)	618	5,463
SRA International, Inc. Class A (a)	328	7,813
Sun Microsystems, Inc. (a)	2,113	10,776
Sybase, Inc. (a)	900	21,348
Sycamore Networks, Inc. (a)	1,618	6,731
Symantec Corp. (a)	741	14,227
Synopsys, Inc. (a)	505	12,352
Tech Data Corp. (a)	593	22,220
Tellabs, Inc. (a)	1,456	16,526
Tessera Technologies, Inc. (a)	297	12,216
Texas Instruments, Inc.	1,204	42,369
TIBCO Software, Inc. (a)	1,448	11,772
Trident Microsystems, Inc. (a)	458	6,966
TriQuint Semiconductor, Inc. (a)	1,358	6,002
Unisys Corp. (a)	1,334	10,792
United Online, Inc.	561	7,921
Varian Semiconductor Equipment Associates, Inc. (a)	652	30,644
VeriFone Holdings, Inc. (a)	244	8,884
Vignette Corp. (a)	287	6,038
Websense, Inc. (a)	293	5,848
Xerox Corp. (a)	212	3,702
Yahoo!, Inc. (a)	1,011	23,506
		2,763,710
Telecommunications (2.04%)
ALLTEL Corp.	217	14,311
AT&T, Inc.	2,794	109,413
CenturyTel, Inc.	374	17,155
Cincinnati Bell, Inc. (a)	2,220	11,455
Citizens Communications Co., Series B	1,201	17,330
Embarq Corp.	545	33,676
Harris Corp.	437	23,983
InterDigital, Inc. (a)	369	10,314
JDS Uniphase Corp. (a)	635	9,100
Leap Wireless International, Inc. (a)	168	14,851
NII Holdings, Inc. (a)	468	39,321
Sprint Nextel Corp.	1,576	32,355
United States Cellular Corp. (a)	58	5,626
Verizon Communications, Inc.	1,560	66,487
Virgin Media, Inc.	822	20,419
Windstream Corp.	1,745	24,011
		449,807
Utilities (4.16%)
AES Corp. (a)	623	12,242
AGL Resources, Inc.	754	28,426
Allegheny Energy, Inc. (a)	157	8,200
ALLETE, Inc.	272	11,924
Alliant Energy Corp.	407	15,039
Ameren Corp.	714	34,258
American Electric Power Co., Inc.	248	10,786
Aqua America, Inc.	448	9,802
Atmos Energy Corp.	884	24,814
Avista Corp.	525	10,406
Black Hills Corp.	293	10,929
CenterPoint Energy, Inc.	1,141	18,804
Cleco Corp.	525	12,469
CMS Energy Corp.	671	10,843
Consolidated Edison, Inc.	123	5,373
Dominion Resources, Inc. (Virginia)	210	17,686
DPL, Inc.	365	9,702
DTE Energy Co.	632	29,312
Duke Energy Corp.	767	13,062
Edison International	242	12,799
El Paso Electric Co. (a)	416	9,680
Energy East Corp.	560	14,174
FirstEnergy Corp.	223	13,547
FPL Group, Inc.	235	13,567
Great Plains, Inc.	291	8,078
Hawaiian Electric Industries, Inc.	758	17,290
IDACORP, Inc.	377	11,672
Integrys Energy Group, Inc.	735	36,375
National Fuel Gas Co.	240	10,404
Nicor, Inc.	146	5,754
NiSource, Inc.	910	17,354
Northeast Utilities	539	14,736
Northwest Natural Gas Co.	288	12,001
NSTAR	389	12,234
ONEOK, Inc.	383	19,437
PG&E Corp.	178	7,620
Piedmont Natural Gas Co.	652	15,120
Pinnacle West Capital Corp.	344	12,893
PNM Resources, Inc.	652	16,841
PPL Corp.	249	11,738
Progress Energy, Inc.	170	7,422
Puget Energy, Inc.	431	9,978
Questar Corp.	548	28,217
Reliant Energy, Inc. (a)	1,188	30,508
SCANA Corp.	366	13,681
Sempra Energy	129	6,801
Sierra Pacific Resources (a)	841	13,363
Southern Co.	441	14,835
Southern Union Co.	1,125	34,740
Southwest Gas Corp.	387	12,028
Spectra Energy Corp.	462	11,767
Teco Energy, Inc.	729	11,766
UGI Corp.	1,030	26,584
UniSource Energy Corp.	305	9,281
Vectren Corp.	776	19,377
Westar Energy, Inc.	859	19,774
WGL Holdings, Inc.	509	15,239
Wisconsin Energy Corp.	399	17,129

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2040 Fund	July 31, 2007 (Unaudited)

	Shares/
	Principal
Security Description	Amount	Value
Common Stocks, continued
Utilities, continued
Xcel Energy, Inc.	1,407	28,562
		918,443

Total Common Stocks (Cost $18,315,797)		19,682,508

Corporate Bonds (1.73%)
Basic Materials (0.03%)
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14	$3,000	2,866
Weyerhaeuser Co., 6.95%, 8/1/17	4,000	3,971
		6,837
Consumer Goods (0.11%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	4,000	3,785
Coca-Cola Enterprises, 8.50%, 2/1/22	4,000	4,928
Kimberly-Clark Corp., 5.00%, 8/15/13	7,000	6,773
May Department Stores Co., 5.75%, 7/15/14	4,000	3,698
Procter & Gamble Co., 4.95%, 8/15/14	5,000	4,839
		24,023
Consumer Services (0.19%)
Bottling Group LLC, 4.63%, 11/15/12	2,000	1,936
Burlington North Santa Fe, 7.00%, 12/15/25	4,000	4,155
Comcast Corp., 6.50%, 11/15/35	13,000	12,377
ConAgra Foods, Inc., 6.75%, 9/15/11	4,000	4,149
Kohl's Corp., 6.00%, 1/15/33	8,000	7,412
Target Corp., 5.88%, 3/1/12	4,000	4,022
Wal-Mart Stores, Inc., 4.55%, 5/1/13	8,000	7,647
		41,698
Financials (0.75%)
Allstate Corp., 7.20%, 12/1/09	4,000	4,171
American General Finance, 5.38%, 10/1/12	13,000	12,854
Citigroup, Inc., 6.63%, 1/15/28	14,000	14,652
Countrywide Financial Corp., 6.25%, 5/15/16	16,000	15,045
Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11	13,000	13,277
First Union National Bank, 7.80%, 8/18/10	7,000	7,493
Goldman Sachs Group, Inc., 5.95%, 1/15/27	13,000	11,856
John Hancock Global Funding, 7.90%, 7/2/10 (b)	5,000	5,370
JPMC Capital XVIII, 6.95%, 8/17/36	15,000	14,377
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12	4,000	4,111
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	15,000	14,798
Morgan Stanley Dean Witter, 6.75%, 4/15/11	9,000	9,318
National Rural Utilities, 7.25%, 3/1/12	7,000	7,466
Prudential Financial, Inc., 5.10%, 9/20/14	4,000	3,851
U.S. Bank N.A. Minnesota, 6.38%, 8/1/11	4,000	4,138
Verizon Global Funding Corp., 7.25%, 12/1/10	15,000	15,751
Wells Fargo & Co., 4.63%, 8/9/10	8,000	7,835
		166,363
Health Care (0.02%)
Wyeth, 5.50%, 2/1/14	5,000	4,918
		4,918
Industrials (0.25%)
Boeing Co., 6.13%, 2/15/33	4,000	4,102
Norfolk Southern Corp., 6.20%, 4/15/09	42,000	42,463
Union Pacific Corp., 4.88%, 1/15/15	9,000	8,392
		54,957
Oil & Gas (0.09%)
ChevronTexaco Capital Co., 3.50%, 9/17/07	15,000	14,970
Kinder Morgan Energy Partners, 7.75%, 3/15/32	4,000	4,359
		19,329
Technology (0.02%)
IBM Corp., 8.38%, 11/1/19	4,000	4,874
		4,874
Telecommunications (0.04%)
Sprint Capital Corp., 8.38%, 3/15/12	7,000	7,666
		7,666
Utilities (0.23%)
Duke Energy Corp., 6.25%, 1/15/12	4,000	4,109
Exelon Corp., 4.90%, 6/15/15	4,000	3,691
Florida Power & Light, 5.95%, 10/1/33	20,000	19,851
General Electric Co., 5.00%, 2/1/13	20,000	19,526
Southern Power Co., 4.88%, 7/15/15	4,000	3,727
		50,904

Total Corporate Bonds (Cost $390,863)		381,569

U.S. Government Agency Pass-Through
Securities (2.03%)
Fannie Mae
4.42%, 10/1/35, Pool #836206	13,842	13,602
4.50%, 1/1/19, Pool #735057	4,975	4,762
4.50%, 9/1/20, Pool #839289	5,111	4,874
4.50%, 3/1/35, Pool #819357	0	0
5.00%, 5/1/18, Pool #703444	6,507	6,308
5.00%, 1/1/19, Pool #255077	8,969	8,741
5.00%, 12/1/19, Pool #745369	3,145	3,065
5.00%, 3/1/20, Pool #819410	3,158	3,066
5.00%, 6/1/20, Pool #839333	12,177	11,806
5.00%, 12/1/26, Pool #256570	17,291	16,460
5.00%, 8/1/33, Pool #713679	56,131	52,648
5.00%, 5/1/34, Pool #768230	7,558	7,089
5.00%, 8/1/35, Pool #848355	16,116	15,115
5.50%, 8/1/17, Pool #826283	2,896	2,875
5.50%, 2/1/18, Pool #703712	7,864	7,767
5.50%, 3/1/20, Pool #735405	5,956	5,883
5.50%, 3/1/20, Pool #735611	3,063	3,039
5.50%, 12/1/20, Pool #850811	35,500	35,063
5.50%, 1/1/34, Pool #756233	13,005	12,560
5.50%, 4/1/34, Pool #725424	23,313	22,515
6.00%, 6/1/17, Pool #555004	4,882	4,931
6.00%, 10/1/32, Pool #667994	11,602	11,565
6.00%, 9/1/33, Pool #736937	4,092	4,055
6.00%, 4/1/35, Pool #735503	4,439	4,422
7.00%, 4/1/34, Pool #780703	7,453	7,690
Freddie Mac
4.00%, 6/1/18, Pool #E01401	8,327	7,785
4.50%, 11/1/18, Pool #E01489	8,199	7,850
4.50%, 12/1/18, Pool #G11657	6,707	6,420
4.50%, 1/1/19, Pool #B11878	12,853	12,303
4.50%, 7/1/19, Pool #B15661	3,231	3,088
5.00%, 10/1/18, Pool #B10252	0	0
5.00%, 8/1/33, Pool #A12886	7,155	6,749
5.00%, 10/1/33, Pool #A14805	11,121	10,491
5.00%, 12/1/34, Pool #A29017	23,822	22,457
5.50%, 8/1/33, Pool #A11851	10,098	9,802

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones U.S. Target Date Funds	Schedule of Portfolio of Investments
NestEgg Dow Jones U.S. 2040 Fund	July 31, 2007 (Unaudited)

	Shares/
	Principal
Security Description	Amount	Value
U.S. Government Agency Pass-Through
Securities, continued
5.50%, 10/1/34, Pool #A27526	8,919	8,655
5.50%, 10/1/35, Pool #A39170	17,139	16,603
5.50%, 11/1/35, Pool #A47728	15,322	14,842
6.00%, 7/1/34, Pool #A24370	7,988	7,953
6.50%, 12/1/33, Pool #A16523	10,027	10,206
Ginnie Mae
5.50%, 4/15/33, Pool #603566	3,854	3,763
5.50%, 4/15/34, Pool #626116	2,526	2,466
5.50%, 9/15/35, Pool #644611	3,459	3,375
6.00%, 2/15/32, Pool #569704	19,396	19,425
6.00%, 9/20/34, Pool #3611	4,364	4,363

Total U.S. Government Agency Pass-Through Securities
(Cost $455,140)		448,497

U.S. Government Agency Securities (0.97%)
Fannie Mae
4.50%, 10/15/08	10,000	9,944
4.63%, 1/15/08	30,000	29,907
6.63%, 9/15/09	10,000	10,333
Federal Home Loan Bank
4.63%, 2/8/08, Series 627	10,000	9,965
4.63%, 11/21/08, Series 598	10,000	9,956
Federal National Mortgage Association,
5.63%, 11/15/21	67,000	65,850
Freddie Mac
4.63%, 2/21/08	10,000	9,964
4.63%, 12/19/08	10,000	9,955
4.75%, 1/18/11	10,000	9,909
4.75%, 1/19/16	20,000	19,226
6.25%, 7/15/32	27,000	29,460

Total U.S. Government Agency Securities (Cost $217,996)		214,469

U.S. Treasury Obligations (1.10%)
U.S. Treasury Bonds
5.25%, 11/15/28	28,000	28,930
5.38%, 2/15/31	10,000	10,557
6.00%, 2/15/26	25,000	27,934
U.S. Treasury Notes
4.00%, 6/15/09	64,000	63,350
4.00%, 4/15/10	34,000	33,535
4.25%, 8/15/15	32,000	30,905
4.88%, 2/15/12	16,000	16,201
5.00%, 2/15/11	30,000	30,455
5.63%, 5/15/08	1,000	1,005

Total U.S. Treasury Obligations (Cost $243,320)		242,872

Investment Companies (4.34%)
American Beacon Money Market
Select Fund	956,362	956,362

Total Investments
(Cost $ 20,579,475) (c) — 99.40%		21,926,277

Other assets in excess of liabilities — 0.60%		132,266

NET ASSETS — 100.00%		$22,058,543

(a)	Non-income Producing
(b)	Rule 144A, Section 4(2) on the other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
LLC	Limited Liability Co.
REIT	Real Estate Investment Trust

See Accompanying Notes to Schedules of Portfolio Investments

AMERICAN INDEPENDENCE FUNDS TRUST
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
July 31, 2007
(UNAUDITED)

ORGANIZATION

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust, now named the INTRUST Funds Trust. The Trust currently offers eleven (11) series, or mutual funds (individually, a "Fund"; collectively, the "Funds"), each with its own investment objectives and strategies.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments. Actual results could differ from those estimates.

INVESTMENT VALUATION

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time ("Valuation Time"). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services LLC (the “Adviser”) or the Fund’s sub-adviser in accordance with guidelines approved by the Trust's Board of Trustees. The Funds typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods that are approved by the Funds' Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Funds may use fair value methods if a security's value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security's major trading exchange. In such a case, a Fund's value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust's Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield relating to instruments or securities with similar characteristics.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

INVESTMENT TRANSACTIONS AND RELATED INCOME

Security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses are allocated among the classes based upon the proportion of relative net assets.

FEDERAL INCOME TAX INFORMATION:

At July 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation/(Depreciation)
Stock Fund	94,399,815	24,409,835	(2,450,436)	21,959,399
Financial Services Fund	2,248,127	24,818	(195,513)	(170,695)
International Equity Fund	105,081,432	27,406,220	(1,475,306)	25,930,914
Short-Term Bond Fund	60,892,344	87,416	(266,083)	(178,667)
Intermediate Bond Fund	36,111,476	227,126	(541,346)	(314,220)
Kansas Tax Exempt Bond Fund	169,244,596	2,011,756	(712,807)	1,298,949
NestEgg Dow Jones U.S. 2010 Fund	6,258,810	204,075	(153,413)	50,662
NestEgg Dow Jones U.S. 2015 Fund	12,875,177	777,519	(456,571)	320,948
NestEgg Dow Jones U.S. 2020 Fund	31,372,912	2,416,501	(1,421,719)	994,782
NestEgg Dow Jones U.S. 2030 Fund	19,577,902	2,149,534	(1,125,066)	1,024,468
NestEgg Dow Jones U.S. 2040 Fund	20,629,297	2,618,404	(1,321,424)	1,296,980

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Independence Funds Trust

By (Signature and Title)*	/s/ John Pileggi, Treasurer

Date	September 28, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Pileggi, Treasurer

Date	September 28, 2007

By (Signature and Title)*	/s/ Eric Rubin, President

Date	September 28, 2007

* Print the name and title of each signing officer under his or her signature.